UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31

Date of reporting period:	01/31/2010

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Principal
Security Description	Amount	Value
Collateralized Mortgage Obligations (1.6%)
Bear Stearns Commercial Mortgage Securities, Series 2001-T0P4, Class A3, 5.61%, 11/15/33	$155	$161
Chase Mortgage Finance Corp.
Series 2005-A1, Class M 5.32% (a), 12/25/35	310	26
Series 2007-A1, Class 1B2 4.15% (a), 2/25/37	95	15
Series 2007-A1, Class 1M 4.15% (a), 2/25/37	171	44
Series 2007-A1, Class 2B1 5.83% (a), 3/25/37	41	—	(h)
Series 2007-S1, Class AM 6.08%, 2/25/37	83	9
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49	95	81
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89% (a), 11/15/44	31	29
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	141	159
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (a), 8/10/38	175	180
JPMorgan Mortgage Trust
Series 2005-A1, Class IB1 4.90% (a), 2/25/35	256	141
Series 2005-A2, Class B1 4.47% (a), 4/25/35	310	101
Series 2005-A3, Class 1B1 4.96%, 6/25/35 (b)	298	53
Series 2005-A4, Class B1 5.18% (a), 7/25/35 (b)	204	46
Series 2005-A6, Class 1B1 5.18% (a), 9/25/35 (b)	244	39
Series 2006-A1, Class B1 5.28% (a), 2/25/36 (b)	237	21
Series 2006-A2, Class IB1 5.68% (a), 4/25/36	356	20
Series 2006-S4, Class B1 6.38% (a), 1/25/37 (b)	119	6
Series 2007-A1, Class B1 4.40% (a), 7/25/35 (b)	137	16
Series 2007-A2, Class B2 5.74% (a), 4/25/37 (b)	148	3
Series 2007-A4, Class B1 5.73% (a), 6/25/37 (b)	219	14
Series 2007-A4, Class B2 5.73% (a), 6/25/37	99	1
Merrill Lynch Mortagage Trust, Series 2005-LC1, Class A4, 5.29% (a), 1/12/44 (b)	40	42
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65% (a), 6/13/42	210	212
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 3.93% (a), 8/25/34 (b)	87	9
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 3.43% (a), 4/25/34 (b)	114	22
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2, 5.68% (a), 5/15/43 (b)	72	73

Total Collateralized Mortgage Obligations (Cost $4,338)		1,523

Commercial Paper (6.4%)
General Electric Capital Corp., 0.11% (c), 2/1/10	6,383	6,383

Total Commercial Paper (Cost $6,383)		6,383

Common Stocks (58.9%)
Aerospace/Defense (2.3%):
Lockheed Martin Corp.	17,700	1,319
Raytheon Co.	18,200	954
		2,273

Airlines (0.9%):
Southwest Airlines Co.	78,900	894

Automotive (0.5%):
Ford Motor Co. (d)(e)	45,600	494

Banks (2.8%):
Bank of America Corp.	104,900	1,592
Northern Trust Corp.	23,036	1,164
		2,756

See notes to schedules of investments.

Security Description	Shares	Value
Biotechnology (0.7%):
Amgen, Inc. (e)	12,080	$706

Brokerage Services (1.7%):
Charles Schwab Corp. (d)	91,144	1,667

Commercial Services (0.7%):
Paychex, Inc.	25,400	736

Computers & Peripherals (1.1%):
EMC Corp. (e)	68,200	1,137

Consumer Products (0.5%):
Colgate-Palmolive Co.	5,700	456

Electronics (2.0%):
General Electric Co.	126,653	2,037

Environmental Control (0.7%):
Waste Management, Inc.	21,500	689

Food Distributors, Supermarkets & Wholesalers (1.4%):
The Kroger Co.	67,210	1,440

Food Processing & Packaging (2.7%):
H.J. Heinz Co.	9,500	414
Kellogg Co.	11,700	637
Mead Johnson Nutrition Co., Class A	13,900	629
Nestle SA, Sponsored ADR	21,386	1,016
		2,696

Health Care (1.1%):
Alcon, Inc.	6,882	1,072

Home Builders (0.4%):
Toll Brothers, Inc. (e)	23,116	427

Insurance (0.4%):
The Chubb Corp.	6,000	300
The Travelers Cos., Inc.	3,000	152
		452

Internet Business Services (0.2%):
McAfee, Inc. (e)	5,300	200

Internet Service Provider (1.2%):
Yahoo!, Inc. (e)	77,347	1,161

Investment Companies (0.8%):
Invesco Ltd.	43,544	840

Manufacturing-Diversified (1.6%):
Illinois Tool Works, Inc.	5,500	240
Ingersoll-Rand PLC	18,600	604
Tyco International Ltd.	20,300	719
		1,563

Media (0.3%):
News Corp., Class A	26,338	332

Mining (1.0%):
Barrick Gold Corp.	11,915	415
Newmont Mining Corp.	12,600	540
		955

Oil & Gas Exploration-Production & Services (1.9%):
Anadarko Petroleum Corp.	14,408	919
Apache Corp.	3,600	355
ENSCO International PLC, Sponsored ADR	14,800	578
		1,852

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Oil Companies-Integrated (2.7%):
Exxon Mobil Corp.	34,000	$2,191
Hess Corp.	9,134	528
		2,719

Oilfield Services & Equipment (3.6%):
Halliburton Co.	41,336	1,207
Schlumberger Ltd.	23,056	1,463
Weatherford International Ltd. (e)	57,500	902
		3,572

Pharmaceuticals (7.1%):
Johnson & Johnson	29,100	1,829
Merck & Co., Inc.	34,700	1,325
Pfizer, Inc.	129,200	2,411
Teva Pharmaceutical Industries Ltd., Sponsored ADR	26,900	1,526
		7,091

Radio & Television (0.1%):
Time Warner Cable, Inc., Class A	2,405	105

Retail (1.3%):
Target Corp.	24,617	1,262

Retail-Drug Stores (1.2%):
CVS Caremark Corp.	38,628	1,250

Retail-Specialty Stores (2.3%):
Lowe’s Cos., Inc.	106,493	2,306

Semiconductors (4.4%):
Altera Corp.	37,160	792
Applied Materials, Inc.	106,361	1,296
Intel Corp.	40,616	788
Lam Research Corp. (e)	13,800	456
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	102,895	1,045
		4,377

Software & Computer Services (2.6%):
Microsoft Corp.	58,100	1,637
Oracle Corp.	40,129	926
		2,563

Steel (1.3%):
Nucor Corp.	31,101	1,269

Telecommunications-Services & Equipment (0.7%):
Motorola, Inc. (e)	110,962	682

Transportation Services (2.8%):
Expeditors International of Washington, Inc.	19,700	672
United Parcel Service, Inc., Class B	37,535	2,168
		2,840

Utilities-Telecommunications (1.9%):
Verizon Communications, Inc.	63,200	1,859

Total Common Stocks (Cost $51,285)		58,730

Corporate Bonds (15.8%)
Aerospace/Defense (0.0%):
General Dynamics Corp., 4.50%, 8/15/10	$19	19

Automotive (0.1%):
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	27	30
8.50%, 1/18/31	22	27
		57

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Banks (0.2%):
Bank of America Corp., 6.25%, 4/15/12	$60	$65
Inter-American Development Bank, 4.50%, 9/15/14	70	75
International Bank Recon & Development, 7.63%, 1/19/23	15	20
Wells Fargo & Co., 5.13%, 9/15/16	5	5
		165

Beverages (0.0%):
Coca-Cola Enterprises, Inc., 8.50%, 2/1/12	27	31

Chemicals (0.9%):
Eastman Chemical, 7.60%, 2/1/27	11	12
Incitec Pivot Finance LLC, 6.00%, 12/10/19 (f)	280	281
Rohm & Haas Co., 7.85%, 7/15/29	425	463
Union Carbide Corp., 7.75%, 10/1/96	220	185
		941

Computers & Peripherals (0.1%):
International Business Machines Corp., 6.50%, 1/15/28	50	57

Cosmetics & Toiletries (0.1%):
Kimberly-Clark Corp.
5.00%, 8/15/13	25	27
6.25%, 7/15/18	25	29
Procter & Gamble Co., 4.95%, 8/15/14	20	22
		78

E-Commerce & Services (0.6%):
Expedia, Inc., 7.46%, 8/15/18	515	562

Electric Integrated (3.7%):
Ameren Corp., 8.88%, 5/15/14	365	424
CMS Energy Corp.
6.88%, 12/15/15	210	224
8.75%, 6/15/19 (d)	720	821
Constellation Energy Group, Inc.
4.55%, 6/15/15	175	180
7.60%, 4/1/32	610	676
Dominion Resources, Inc.
Series A 5.60%, 11/15/16	50	55
Series C 5.15%, 7/15/15	30	32
Electricite de France, 5.60%, 1/27/40 (f)	540	534
KCP&L Greater Missouri, 7.95%, 2/1/11	265	278
MidAmerican Energy Holdings, 6.50%, 9/15/37 (d)	45	49
NiSource Finance Corp., 10.75%, 3/15/16	205	262
Pacific Gas & Electric Co.
4.80%, 3/1/14	31	33
6.05%, 3/1/34	28	29
Progress Energy, Inc., 6.85%, 4/15/12	37	41
Southern California Edison Co., 5.63%, 2/1/36	28	28
		3,666

Electronics (0.4%):
Jabil Circuit, Inc., 8.25%, 3/15/18 (f)	365	397

Financial Services (0.4%):
Boeing Capital Corp., 5.80%, 1/15/13	18	20
Caterpillar Financial Service Corp., 4.60%, 1/15/14 , MTN	15	16
Citigroup, Inc., 5.00%, 9/15/14	5	5
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	75	82
General Electric Capital Corp., Series A, 6.15%, 8/7/37, MTN (d)	40	39

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Goldman Sachs Group, Inc.
6.88%, 1/15/11	$36	$38
5.75%, 10/1/16	70	75
HSBC Finance Corp., 6.75%, 5/15/11 (d)	52	55
Toyota Motor Credit Corp., 4.25%, 3/15/10	30	30
Unilever Capital Corp., 5.90%, 11/15/32	18	19
		379

Food Distributors, Supermarkets & Wholesalers (0.0%):
Kroger Co., 7.50%, 4/1/31	17	20

Forest Products & Paper (0.4%):
Georgia-Pacific LLC, 7.75%, 11/15/29	420	424

Health Care (1.8%):
Boston Scientific Corp., 6.00%, 1/15/20	865	874
CVS Caremark Corp., 6.30% (a), 6/1/37, Callable 6/1/12 @ 100	910	847
UnitedHealth Group, Inc., 4.88%, 3/15/15	40	42
WellPoint, Inc.
6.80%, 8/1/12	20	22
5.95%, 12/15/34	25	25
		1,810

Insurance (0.1%):
Cigna Corp., 7.00%, 1/15/11	10	10
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	36	38
MetLife, Inc., 5.38%, 12/15/12	30	33
		81

Manufacturing-Miscellaneous (0.1%):
Weyerhaeuser Co., 7.70%, 2/15/26	70	68

Media (0.0%):
News America, Inc., 6.20%, 12/15/34 (d)	24	24
Time Warner, Inc., 6.88%, 5/1/12 (d)	15	17
		41

Metal Fabrication (0.9%):
Alcoa, Inc.
5.72%, 2/23/19	430	406
5.87%, 2/23/22 (f)	535	504
		910

Office Furnishing (0.2%):
Steelcase, Inc., 6.50%, 8/15/11	150	152

Oil & Gas-Exploration & Production (0.5%):
Source Gas LLC, 5.90%, 4/1/17 (f)	580	541

Oil Companies-Integrated (0.1%):
Cenovus Energy, Inc., 5.70%, 10/15/19 (f)	95	100
ConocoPhillips Co., 8.75%, 5/25/10	36	37
		137

Pharmaceuticals (0.1%):
Wyeth
6.95%, 3/15/11	25	27
6.50%, 2/1/34	40	44
		71

Pipelines (1.8%):
El Paso Corp., Series G, 7.75%, 1/15/32 , MTN	170	169
Enbridge Energy Partners LP, 8.05%, 10/1/37, Callable 10/1/17 @ 100	510	508
Enterprise Products Operating LP
7.50%, 2/1/11	55	58
Series B
7.03%, 1/15/68, Callable 1/15/18 @ 100	850	803

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Williams Cos., Inc. (The), 8.75%, 1/15/20	$200	$257
		1,795

Publishing (0.4%):
R.R. Donnelley & Sons Co., 5.50%, 5/15/15	390	391

Radio & Television (0.8%):
Comcast Corp.
4.95%, 6/15/16	55	57
6.45%, 3/15/37	50	52
Cox Communications, Inc., 7.13%, 10/1/12	40	45
Time Warner Cable, Inc., 8.25%, 4/1/19	560	674
		828

Railroads (0.0%):
Burlington Northern Santa Fe, Inc.
7.13%, 12/15/10	20	21
5.75%, 3/15/18 (d)	25	27
		48

Retail-Discount (0.1%):
Target Corp., 5.88%, 3/1/12 (d)	33	36
Wal-Mart Stores, Inc., 4.13%, 2/15/11 (d)	31	32
		68

Semiconductors (0.3%):
National Semiconductor Corp., 6.60%, 6/15/17	245	257

Software & Computer Services (0.0%):
Oracle Corp., 5.75%, 4/15/18	40	44

Steel (1.0%):
ArcelorMittal, 9.85%, 6/1/19 (d)	785	997

Telecommunications-Cellular (0.1%):
New Cingular Wireless Services, 8.13%, 5/1/12	23	26
Vodafone Group PLC
5.63%, 2/27/17	20	21
6.15%, 2/27/37	20	21
		68

Telecommunications-Equipment (0.0%):
Motorola, Inc., 7.63%, 11/15/10	17	18

Tobacco (0.4%):
Reynolds American, Inc., 7.63%, 6/1/16	365	412

Transportation (0.2%):
Royal Caribbean Cruises, 7.50%, 10/15/27	265	231
		231

Total Corporate Bonds (Cost $15,096)		15,764

Municipal Bond (0.1%)
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	70	59

Total Municipal Bonds (Cost $69)		59

U.S. Government Mortgage Backed Agencies (8.8%)
Federal Home Loan Mortgage Corp.
4.13%, 7/12/10	55	56
4.50%, 12/1/39	375	379
5.00%, 6/1/33	162	169
6.00%, 9/1/21 – 6/1/34	325	351
6.50%, 5/1/26 – 11/1/34	83	90

See notes to schedules of investments.

	Shares or
	Principal
Security Description	Amount	Value
7.00%, 7/1/29 – 5/1/35	$119	$131
8.00%, 6/1/30	4	5
Federal National Mortgage Assoc.
4.00%, 5/1/39	465	456
4.50%, 2/1/20 – 2/15/35 (g)	254	262
5.00%, 11/1/33 – 7/1/37	2,138	2,230
5.50%, 8/1/23 – 11/1/35 (b)(g)	1,886	2,008
6.00%, 8/1/22 – 5/1/37 (b)	1,657	1,786
6.50%, 3/1/29 – 9/1/37 (b)	372	404
7.00%, 12/1/27 (b)	4	4
7.50%, 11/1/29 (b)	21	24
8.00%, 11/1/19 – 3/1/30 (b)	67	76
8.50%, 11/1/17 (b)	4	5
10.00%, 11/1/13 (b)	8	9
10.50%, 11/1/13 (b)	10	12
11.00%, 11/1/13 (b)	11	12
Government National Mortgage Assoc.
4.50%, 2/15/39 (g)	135	137
7.50%, 2/15/35	159	183

Total U.S. Government Mortgage Backed Agencies (Cost $8,474)		8,789

U.S. Treasury Obligations (7.8%)
U.S. Treasury Bonds, 4.50%, 8/15/39 (d)	945	944
U.S. Treasury Notes
2.13%, 4/30/10 (d)	4,838	4,862
4.25%, 1/15/11 (d)	201	208
2.63%, 12/31/14 (d)	410	416
3.38%, 11/15/19 (d)	1,400	1,373

Total U.S. Treasury Obligations (Cost $7,766)		7,803

Convertible Preferred Stocks (0.4%)
Bank of America Corp., 10.00%	27	408

Total Convertible Preferred Stocks (Cost $405)		408

Short-Term Securities Held as Collateral for Securities Lending (10.0%)
Pool of various securities for Victory Funds	$9,988	9,972

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $9,988)		9,972

Total Investments (Cost $103,804) — 109.8%		109,431

Liabilities in excess of other assets — (9.8)%		(9,740)

NET ASSETS — 100.0%		$99,691

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Rate represents the effective yield at purchase.

(d)	A portion or all of the security was held on loan.

(e)	Non-income producing security.

(f)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(g)	Security purchased on a “when-issued” basis.

(h)	Rounds to less than $1.

ADR	American Depositary Receipt

GO	General Obligation

See notes to schedules of investments.

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Principal
Security Description	Amount	Value
Collateralized Mortgage Obligations (4.4%)
Bear Stearns Commercial Mortgage Securities, Series 2001-T0P4, Class A3, 5.61%, 11/15/33	$690	$716
Chase Mortgage Finance Corp.
Series 2005-A1, Class M 5.32% (a), 12/25/35	850	70
Series 2007-A1, Class 1B2 4.15% (a), 2/25/37 (b)	299	49
Series 2007-A1, Class 1M 4.15% (a), 2/25/37 (b)	669	172
Series 2007-A1, Class 2B1 5.83% (a), 3/25/37	156	1
Series 2007-A2, Class 1M 4.08% (a), 7/25/37 (b)	95	26
Series 2007-S1, Class AM 6.08%, 2/25/37	341	36
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49	385	330
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89% (a), 11/15/44	168	156
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	416	471
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	266	299
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (a), 8/10/38	630	648
GSR Mortgage Loan Trust, Series 2006-9F, Class M1, 6.42%, 10/25/36 (a)(b)	383	96
JPMorgan Mortgage Trust
Series 2005-A1, Class IB1 4.90% (a), 2/25/35	966	533
Series 2005-A2, Class B1 4.47% (a), 4/25/35	1,225	400
Series 2005-A3, Class 1B1 4.96%, 6/25/35 (b)	748	133
Series 2005-A4, Class B1 5.18% (a), 7/25/35 (b)	764	171
Series 2005-A5, Class IB1 5.09% (a), 8/25/35 (b)	442	96
Series 2005-A6, Class 1B1 5.18% (a), 9/25/35 (b)	1,033	166
Series 2006-A1, Class B1 5.28% (a), 2/25/36 (b)	498	45
Series 2006-A2, Class IB1 5.68% (a), 4/25/36	1,395	78
Series 2006-S4, Class B1 6.38% (a), 1/25/37 (b)	474	24
Series 2007-A1, Class B1 4.40% (a), 7/25/35 (b)	573	68
Series 2007-A2, Class B2 5.74% (a), 4/25/37 (b)	549	12
Series 2007-A4, Class B1 5.73% (a), 6/25/37	805	50
Series 2007-A4, Class B2 5.73% (a), 6/25/37	288	4
Merrill Lynch Mortagage Trust, Series 2005-LC1, Class A4, 5.29% (a), 1/12/44	790	820
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65% (a), 6/13/42	835	841
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 3.93% (a), 8/25/34	324	33
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 3.43% (a), 4/25/34 (b)	329	63
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2, 5.68% (a), 5/15/43 (b)	248	251

Total Collateralized Mortgage Obligations (Cost $17,177)		6,858

Commercial Paper (1.5%)
General Electric Capital Corp., 0.11% (c), 2/1/10	2,344	2,344

Total Commercial Paper (Cost $2,344)		2,344

Corporate Bonds (47.6%)
Automotive (0.1%):
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	138	152
8.50%, 1/18/31	80	99
		251

Banks (1.2%):
Bank of America Corp., 6.25%, 4/15/12	315	340
European Investment Bank
4.63%, 3/21/12	235	252

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
4.63%, 5/15/14	$493	$538
Inter-American Development Bank, 4.50%, 9/15/14	264	284
Mellon Funding Corp., 6.38%, 2/15/10	270	270
Wells Fargo & Co., 5.13%, 9/15/16	205	208
		1,892

Beverages (0.1%):
Coca-Cola Enterprises, Inc., 8.50%, 2/1/12	141	160

Chemicals (2.8%):
Incitec Pivot Finance LLC, 6.00%, 12/10/19 (d)	1,297	1,301
Rohm & Haas Co., 7.85%, 7/15/29	2,010	2,188
Union Carbide Corp., 7.75%, 10/1/96	1,047	879
		4,368

Computers & Peripherals (0.1%):
International Business Machines Corp., 6.50%, 1/15/28	135	153

Cosmetics & Toiletries (0.2%):
Kimberly-Clark Corp.
5.00%, 8/15/13	110	121
6.25%, 7/15/18	90	103
Procter & Gamble Co., 4.95%, 8/15/14	80	88
		312

E-Commerce & Services (1.6%):
Expedia, Inc., 7.46%, 8/15/18	2,370	2,586

Electric Integrated (10.6%):
Ameren Corp., 8.88%, 5/15/14	1,715	1,993
CMS Energy Corp.
6.88%, 12/15/15	925	985
8.75%, 6/15/19	3,155	3,597
Constellation Energy Group, Inc.
4.55%, 6/15/15	985	1,013
7.60%, 4/1/32	2,755	3,053
Dominion Resources, Inc.
Series A 5.60%, 11/15/16	185	203
Series C 5.15%, 7/15/15	115	124
Electricite de France, 5.60%, 1/27/40 (d)	2,560	2,531
KCP&L Greater Missouri, 7.95%, 2/1/11	1,160	1,215
MidAmerican Energy Holdings, 6.50%, 9/15/37	150	163
NiSource Finance Corp., 10.75%, 3/15/16	960	1,228
Pacific Gas & Electric Co.
4.80%, 3/1/14	129	140
6.05%, 3/1/34	130	135
Progress Energy, Inc., 6.85%, 4/15/12	149	164
Southern California Edison Co., 5.63%, 2/1/36	180	182
		16,726

Electronics (1.7%):
General Electric Co., 5.00%, 2/1/13	235	251
Jabil Circuit, Inc., 8.25%, 3/15/18 (d)	2,205	2,398
		2,649

Financial Services (1.3%):
Boeing Capital Corp.
6.10%, 3/1/11	90	95
5.80%, 1/15/13	69	76
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	50	54
Citigroup, Inc., 5.00%, 9/15/14	200	196
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	370	404
General Electric Capital Corp., Series A, 6.15%, 8/7/37, MTN	210	201

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Goldman Sachs Group, Inc.
6.88%, 1/15/11	$157	$166
5.75%, 10/1/16	305	327
HSBC Finance Corp., 6.75%, 5/15/11	233	247
Toyota Motor Credit Corp.
4.25%, 3/15/10	116	116
4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	100	107
		1,990

Food Distributors, Supermarkets & Wholesalers (0.1%):
Kroger Co., 7.50%, 4/1/31	85	100

Forest Products & Paper (1.2%):
Georgia-Pacific LLC, 7.75%, 11/15/29	1,845	1,863

Health Care (5.3%):
Boston Scientific Corp., 6.00%, 1/15/20	4,020	4,061
CVS Caremark Corp., 6.30% (a), 6/1/37, Callable 6/1/12 @ 100	4,283	3,983
UnitedHealth Group, Inc., 4.88%, 3/15/15	130	137
WellPoint, Inc.
6.80%, 8/1/12	75	83
5.95%, 12/15/34	100	101
		8,365

Insurance (0.3%):
Cigna Corp., 7.00%, 1/15/11	45	47
Cincinnati Financial Corp., 6.13%, 11/1/34	140	128
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	125
MetLife, Inc., 5.38%, 12/15/12	110	120
		420

Manufacturing-Miscellaneous (0.2%):
Weyerhaeuser Co., 7.70%, 2/15/26	330	320

Media (0.1%):
News America, Inc., 6.20%, 12/15/34	90	91
Time Warner, Inc., 6.88%, 5/1/12	64	71
		162

Metal Fabrication (2.9%):
Alcoa, Inc.
5.72%, 2/23/19	2,390	2,254
5.87%, 2/23/22 (d)	2,514	2,371
		4,625

Office Furnishing (0.4%):
Steelcase, Inc., 6.50%, 8/15/11	620	628

Oil & Gas-Exploration & Production (1.6%):
Source Gas LLC, 5.90%, 4/1/17 (d)	2,730	2,546

Oil Companies-Integrated (0.4%):
Cenovus Energy, Inc., 5.70%, 10/15/19 (d)	410	434
ConocoPhillips Co., 8.75%, 5/25/10	150	154
		588

Pharmaceuticals (0.2%):
Wyeth
6.95%, 3/15/11	105	112
6.50%, 2/1/34	150	166
		278

Pipelines (5.3%):
El Paso Corp., Series G, 7.75%, 1/15/32 , MTN	725	721
Enbridge Energy Partners LP, 8.05%, 10/1/37, Callable 10/1/17 @ 100	2,410	2,399
Enterprise Products Operating LP
7.50%, 2/1/11	220	232

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Series B 7.03%, 1/15/68, Callable 1/15/18 @ 100	$4,030	$3,808
Williams Cos., Inc. (The), 8.75%, 1/15/20	880	1,131
		8,291

Publishing (1.1%):
R.R. Donnelley & Sons Co., 5.50%, 5/15/15	1,725	1,730

Radio & Television (2.4%):
Comcast Corp.
4.95%, 6/15/16	215	224
6.45%, 3/15/37	165	170
Cox Communications, Inc., 7.13%, 10/1/12	273	306
Time Warner Cable, Inc., 8.25%, 4/1/19	2,575	3,102
		3,802

Railroads (0.4%):
Burlington Northern Santa Fe, Inc.
7.13%, 12/15/10	200	212
5.75%, 3/15/18	375	405
		617

Retail-Discount (0.2%):
Target Corp., 5.88%, 3/1/12	131	143
Wal-Mart Stores, Inc., 4.13%, 2/15/11	122	126
		269

Semiconductors (0.7%):
National Semiconductor Corp., 6.60%, 6/15/17	1,085	1,137

Software & Computer Services (0.1%):
Oracle Corp., 5.75%, 4/15/18	185	202

Steel (2.8%):
ArcelorMittal, 9.85%, 6/1/19	3,550	4,509

Telecommunications-Cellular (0.2%):
New Cingular Wireless Services, 8.13%, 5/1/12	76	86
Vodafone Group PLC
5.63%, 2/27/17	90	97
6.15%, 2/27/37	95	98
		281

Telecommunications-Equipment (0.1%):
Motorola, Inc., 7.63%, 11/15/10	79	82

Tobacco (1.2%):
Reynolds American, Inc., 7.63%, 6/1/16	1,720	1,942

Transportation (0.7%):
Royal Caribbean Cruises, 7.50%, 10/15/27	1,247	1,090

Total Corporate Bonds (Cost $71,854)		74,934

Municipal Bonds (0.2%)
Illinois (0.2%):
State Taxable Pension, GO, 5.10%, 6/1/33	280	237

Total Municipal Bonds (Cost $278)		237

U.S. Government Agency Securities (0.2%)
Small Business Administration, 6.15%, 4/1/19	311	336

Total U.S. Government Agency Securities (Cost $311)		336

See notes to schedules of investments.

Security Description	Principal Amount	Value
U.S. Government Mortgage Backed Agencies (25.9%)
Federal Home Loan Mortgage Corp.
4.50%, 12/1/39	$1,868	$1,888
5.00%, 6/1/34	654	682
6.00%, 9/1/21 – 6/1/34	1,592	1,723
6.50%, 8/1/29 – 11/1/34	549	601
7.00%, 1/1/30 – 5/1/35	523	579
7.50%, 4/1/28	13	14
8.00%, 6/1/17	143	155
Federal National Mortgage Assoc.
4.00%, 5/1/39	2,186	2,145
4.50%, 2/1/20 – 2/15/35 (e)	1,225	1,262
5.00%, 11/1/33 – 7/1/37	10,164	10,600
5.50%, 8/1/23 – 11/1/35 (b)(e)	8,713	9,268
6.00%, 8/1/22 – 5/1/37 (b)	7,590	8,186
6.50%, 9/1/28 – 9/1/37 (b)	1,803	1,954
7.00%, 10/1/26 – 12/1/29 (b)	40	45
7.50%, 12/1/28 (b)	7	8
8.00%, 11/1/19 – 2/1/33 (b)	227	261
8.50%, 4/1/31 (b)	15	17
10.00%, 11/1/13 (b)	15	17
10.50%, 11/1/13 (b)	7	8
11.00%, 11/1/13 (b)	10	11
Government National Mortgage Assoc.
4.50%, 2/15/39 (e)	595	602
7.50%, 12/15/27 – 2/15/35 (b)	696	798

Total U.S. Government Mortgage Backed Agencies (Cost $39,274)		40,824

U.S. Treasury Obligations (19.8%)
U.S. Treasury Bonds, 4.50%, 8/15/39 (f)	4,030	4,025
U.S. Treasury Notes
2.13%, 4/30/10 (f)	11,863	11,921
4.25%, 1/15/11 (f)	5,925	6,147
1.50%, 7/15/12 (f)	1,980	2,000
2.63%, 12/31/14 (f)	1,920	1,948
3.38%, 11/15/19 (f)	5,305	5,203

Total U.S. Treasury Obligations (Cost $31,050)		31,244

Short-Term Securities Held as Collateral for Securities Lending (15.0%)
Pool of various securities for Victory Funds	23,725	23,688

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $23,725)		23,688

Total Investments (Cost $186,013) — 114.6%		180,465

Liabilities in excess of other assets — (14.6)%		(23,012)

NET ASSETS — 100.0%		$157,453

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Rate represents the effective yield at purchase.

(d)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)	Security purchased on a “when-issued” basis.

(f)	A portion or all of the security was held on loan.

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

See notes to schedules of investments.

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (7.7%)
General Electric Capital Corp., 0.11% (a), 2/1/10	$304,392	$304,392

Total Commercial Paper (Amortized Cost $304,391)		304,392

Common Stocks (91.1%)
Aerospace/Defense (3.5%):
Lockheed Martin Corp.	1,085,000	80,854
Raytheon Co. (b)	1,111,000	58,250
		139,104

Airlines (1.4%):
Southwest Airlines Co. (b)	4,904,100	55,563

Automotive (0.8%):
Ford Motor Co. (b)(c)	2,822,000	30,590

Banks (4.3%):
Bank of America Corp. (b)	6,512,300	98,857
Northern Trust Corp.	1,423,910	71,936
		170,793

Biotechnology (1.1%):
Amgen, Inc. (c)	744,198	43,521

Brokerage Services (2.6%):
Charles Schwab Corp. (b)	5,722,670	104,668

Commercial Services (1.1%):
Paychex, Inc. (b)	1,563,000	45,311

Computers & Peripherals (1.8%):
EMC Corp. (c)	4,200,500	70,022

Consumer Products (0.7%):
Colgate-Palmolive Co.	353,100	28,259

Electronics (3.2%):
General Electric Co.	7,797,238	125,380

Environmental Control (1.1%):
Waste Management, Inc.	1,318,000	42,242

Food Distributors, Supermarkets & Wholesalers (2.2%):
The Kroger Co.	4,139,832	88,717

Food Processing & Packaging (4.2%):
H.J. Heinz Co.	595,200	25,969
Kellogg Co. (b)	724,000	39,400
Mead Johnson Nutrition Co., Class A	858,000	38,807
Nestle SA, Sponsored ADR	1,321,194	62,770
		166,946

Health Care (1.4%):
Alcon, Inc.	366,734	57,104

Home Builders (0.7%):
Toll Brothers, Inc. (b)(c)	1,428,814	26,390

Insurance (0.7%):
The Chubb Corp.	371,000	18,550
The Travelers Cos., Inc.	184,000	9,323
		27,873

Internet Business Services (0.3%):
McAfee, Inc. (c)	324,000	12,215

Internet Service Provider (1.8%):
Yahoo!, Inc. (b)(c)	4,802,566	72,086

See notes to schedules of investments.

Security Description	Shares	Value
Investment Companies (1.3%):
Invesco Ltd.	2,691,928	$51,954

Manufacturing-Diversified (2.4%):
Illinois Tool Works, Inc.	354,800	15,466
Ingersoll-Rand PLC	1,155,000	37,491
Tyco International Ltd.	1,248,480	44,234
		97,191

Media (0.5%):
News Corp., Class A	1,627,563	20,524

Mining (1.5%):
Barrick Gold Corp. (b)	736,622	25,649
Newmont Mining Corp.	778,000	33,345
		58,994

Oil & Gas Exploration-Production & Services (2.9%):
Anadarko Petroleum Corp.	885,638	56,486
Apache Corp.	216,500	21,384
ENSCO International PLC, Sponsored ADR	923,000	36,024
		113,894

Oil Companies-Integrated (4.2%):
Exxon Mobil Corp.	2,093,000	134,852
Hess Corp.	559,941	32,359
		167,211

Oilfield Services & Equipment (5.6%):
Halliburton Co.	2,546,547	74,385
Schlumberger Ltd.	1,416,457	89,888
Weatherford International Ltd. (c)	3,577,000	56,087
		220,360

Pharmaceuticals (10.8%):
Johnson & Johnson	1,786,600	112,306
Merck & Co., Inc.	2,132,200	81,407
Pfizer, Inc.	7,984,500	148,991
Teva Pharmaceutical Industries Ltd., Sponsored ADR (b)	1,507,400	85,500
		428,204

Radio & Television (0.2%):
Time Warner Cable, Inc., Class A	145,038	6,322

Retail (2.0%):
Target Corp. (b)	1,513,376	77,591

Retail-Drug Stores (1.9%):
CVS Caremark Corp.	2,389,075	77,334

Retail-Specialty Stores (3.6%):
Lowe’s Cos., Inc.	6,561,276	142,052

Semiconductors (6.8%):
Altera Corp. (b)	2,189,767	46,686
Applied Materials, Inc.	6,554,009	79,828
Intel Corp. (b)	2,495,278	48,408
Lam Research Corp. (b)(c)	847,650	27,981
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6,351,871	64,535
		267,438

Software & Computer Services (4.0%):
Microsoft Corp.	3,588,700	101,129
Oracle Corp.	2,472,490	57,016
		158,145

Steel (2.0%):
Nucor Corp.	1,913,155	78,057

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Telecommunications-Services & Equipment (1.1%):
Motorola, Inc. (c)	6,819,905	$41,942

Transportation Services (4.5%):
Expeditors International of Washington, Inc.	1,218,900	41,564
United Parcel Service, Inc., Class B	2,346,331	135,548
		177,112

Utilities-Telecommunications (2.9%):
Verizon Communications, Inc.	3,893,000	114,532

Total Common Stocks (Cost $3,186,708)		3,605,641

Convertible Preferred Stocks (0.7%)
Bank of America Corp., 10.00%	1,860	28,086

Total Convertible Preferred Stocks (Amortized Cost $27,900)		28,086

Short-Term Securities Held as Collateral for Securities Lending (5.5%)
Pool of various securities for Victory Funds	$217,816	217,469

Total Short-Term Securities Held as Collateral for Securities Lending (Amortized Cost $217,816)		217,469

Total Investments (Cost $3,736,815) — 105.0%		4,155,588

Liabilities in excess of other assets — (5.0)%		(198,479)

NET ASSETS — 100.0%		$3,957,109

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (5.6%)
General Electric Capital Corp., 0.11% (a), 2/1/10	$21,277	$21,277

Total Commercial Paper (Amortized Cost $21,277)		21,277

Common Stocks (95.8%)
Aerospace/Defense (1.2%):
Raytheon Co. (b)	84,000	4,404

Automotive Parts (2.7%):
Eaton Corp.	75,000	4,593
Genuine Parts Co. (b)	156,000	5,878
		10,471

Banks (4.1%):
City National Corp. (b)	126,000	6,223
Cullen/Frost Bankers, Inc. (b)	90,000	4,619
SunTrust Banks, Inc. (b)	200,000	4,866
		15,708

Chemicals (1.4%):
PPG Industries, Inc. (b)	93,000	5,457

Commercial Services (2.9%):
Choice Hotels International, Inc. (b)	162,000	5,142
Cintas Corp.	229,000	5,750
		10,892

Computers & Peripherals (1.5%):
CACI International, Inc., Class A (b)(c)	116,000	5,565

Consumer Products (1.3%):
Clorox Co.	81,000	4,793

Containers & Packaging (3.7%):
Owens-Illinois, Inc. (c)	136,000	3,702
Pactiv Corp. (b)(c)	222,000	5,006
Sonoco Products Co. (b)	194,000	5,386
		14,094

E-Commerce & Services (1.4%):
Monster Worldwide, Inc. (b)(c)	338,000	5,269

Electronics (2.1%):
Hubbell, Inc., Class B	87,000	3,746
Johnson Controls, Inc. (b)	155,600	4,331
		8,077

Financial Services (3.5%):
Affiliated Managers Group, Inc. (b)(c)	69,000	4,179
H&R Block, Inc. (b)	219,000	4,713
The Nasdaq OMX Group, Inc. (c)	244,000	4,390
		13,282

Food Distributors, Supermarkets & Wholesalers (4.0%):
Ralcorp Holdings, Inc. (b)(c)	82,000	5,068
Safeway, Inc.	276,000	6,196
Sysco Corp. (b)	141,000	3,946
		15,210

Food Processing & Packaging (2.2%):
ConAgra, Inc. (b)	146,000	3,320
Corn Products International, Inc.	182,733	5,193
		8,513

See notes to schedules of investments.

Security Description	Shares	Value
Human Resources (1.0%):
Hewitt Associates, Inc., Class A (c)	95,000	$3,751

Insurance (10.0%):
Alleghany Corp. (c)	20,260	5,290
Arch Capital Group Ltd. (b)(c)	63,000	4,507
Brown & Brown, Inc. (b)	314,000	5,526
Everest Re Group Ltd.	52,000	4,459
Hanover Insurance Group, Inc. (The)	69,000	2,927
HCC Insurance Holdings, Inc. (b)	129,000	3,496
Markel Corp. (b)(c)	12,500	4,063
StanCorp Financial Group, Inc.	80,000	3,438
The Chubb Corp.	92,000	4,600
		38,306

Internet Business Services (1.0%):
Symantec Corp. (c)	232,000	3,932

Investment Companies (1.1%):
Franklin Resources, Inc.	44,000	4,357

Machine-Diversified (3.4%):
Dover Corp. (b)	111,000	4,759
Kennametal, Inc.	135,000	3,305
Rockwell Automation, Inc. (b)	103,000	4,969
		13,033

Manufacturing-Diversified (4.0%):
Ingersoll-Rand PLC	86,000	2,791
Mohawk Industries, Inc. (b)(c)	87,000	3,603
Parker Hannifin Corp. (b)	81,500	4,557
Pentair, Inc.	141,000	4,306
		15,257

Manufacturing-Miscellaneous (1.5%):
ITT Industries, Inc.	118,000	5,701

Oil & Gas Exploration-Production & Services (6.8%):
Cimarex Energy Co. (b)	107,000	5,266
Devon Energy Corp.	76,000	5,085
Forest Oil Corp. (b)(c)	228,000	5,499
Helmerich & Payne, Inc. (b)	128,000	5,354
Patterson-UTI Energy, Inc. (b)	319,000	4,900
		26,104

Oil Companies-Integrated (1.0%):
Occidental Petroleum Corp.	47,000	3,682

Oil Marketing & Refining (1.0%):
Valero Energy Corp.	213,000	3,923

Oilfield Services & Equipment (1.3%):
Baker Hughes, Inc. (b)	106,000	4,800

Paint, Varnishes & Enamels (1.4%):
The Sherwin-Williams Co. (b)	85,000	5,385

Pharmaceuticals (4.2%):
Cephalon, Inc. (b)(c)	76,000	4,852
Endo Pharmaceuticals Holdings, Inc. (c)	241,000	4,846
Pharmaceutical Product Development, Inc.	271,000	6,331
		16,029

Pipelines (1.4%):
National Fuel Gas Co.	110,000	5,161

Real Estate Investment Trusts (3.0%):
Alexandria Real Estate Equities, Inc. (b)	79,000	4,719
Nationwide Health Properties, Inc.	130,000	4,285

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Regency Centers Corp.	78,000	$2,612
		11,616

Restaurants (2.8%):
Burger King Holdings, Inc. (b)	295,000	5,145
Darden Restaurants, Inc. (b)	154,000	5,692
		10,837

Retail-Discount (1.2%):
BJ’s Wholesale Club, Inc. (b)(c)	132,000	4,460

Retail-Specialty Stores (1.4%):
PetSmart, Inc.	210,000	5,408

Semiconductors (4.0%):
Analog Devices, Inc.	145,000	3,909
KLA-Tencor Corp. (b)	123,000	3,469
Lam Research Corp. (c)	118,000	3,895
Novellus Systems, Inc. (b)(c)	195,000	4,076
		15,349

Software & Computer Services (1.5%):
DST Systems, Inc. (b)(c)	130,000	5,893

Staffing (0.8%):
Robert Half International, Inc. (b)	108,000	2,907

Steel (1.2%):
Allegheny Technologies, Inc.	111,000	4,534

Toys (1.3%):
Hasbro, Inc. (b)	162,000	4,949

Transportation Services (1.1%):
Con-way, Inc. (b)	147,500	4,221

Utilities-Electric (2.3%):
Alliant Energy Corp. (b)	161,000	5,023
RRI Energy, Inc. (c)	775,000	3,836
		8,859

Utilities-Natural Gas (4.1%):
Energen Corp.	117,000	5,142
Sempra Energy	101,000	5,126
WGL Holdings, Inc. (b)	163,000	5,172
		15,440

Total Common Stocks (Cost $318,529)		365,629

Short-Term Securities Held as Collateral for Securities Lending (30.5%)
Pool of various securities for Victory Funds	$116,772	116,586

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $116,772)		116,586

Total Investments (Cost $456,578) — 131.9%		503,492

Liabilities in excess of other assets — (31.9)%		(121,634)

NET ASSETS — 100.0%		$381,858

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security.

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Federal Money Market Fund	January 31, 2010
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (65.6%)
Federal Farm Credit Bank
0.56% (a), 2/17/10	$25,000	$25,000
0.81% (a), 3/17/10	50,000	50,000
Series 1, 0.21% (a), 7/28/10	50,000	50,000
Federal Home Loan Bank
0.70%, 5/13/10	120,000	120,000
0.60%, 7/26/10	25,000	24,991
Series 3
0.61% (a), 8/4/10	175,000	175,000
0.50%, 10/25/10 — 11/24/10	32,000	31,999
Series 2
0.50%, 10/28/10, Callable 4/28/10 @ 100	5,000	5,000
0.40%, 12/27/10, Callable 6/7/10 @ 100	25,000	25,000
Federal Home Loan Mortgage Corp., 4.88%, 2/9/10	35,000	35,034
Federal National Mortgage Assoc., 0.46% (b), 12/27/10	10,000	9,958

Total U.S. Government Agency Securities (Amortized Cost $551,982)		551,982

U.S. Treasury Obligations (1.2%)
U.S. Treasury Bills, 0.59% (b), 4/8/10	10,000	9,989

Total U.S. Treasury Obligations (Amortized Cost $9,989)		9,989

Repurchase Agreements (33.0%)
Deutsche Bank Securities, Inc., 0.12%, 2/1/10 (Date of agreement 1/29/10, Proceeds at maturity $150,002, collateralized by U.S. Government Securities, 4.50%-7.00%, 5/1/23-1/1/40, market value $153,000)	150,000	150,000
Goldman Sachs Group, Inc., 0.12%, 2/1/10 (Date of agreement 1/29/10, Proceeds at maturity $3,300, collateralized by U.S. Government Securities, 0.00%, 6/1/10, market value $3,367)	3,300	3,300
RBS Securities, Inc., 0.13%, 2/1/10 (Date of agreement 1/29/10, Proceeds at maturity $125,002, collateralized by U.S. Treasury Obligations, 1.75%, 1/31/14, market value $127,502)	125,000	125,000

Total Repurchase Agreements (Amortized Cost $278,300)		278,300

Total Investments (Amortized Cost $840,271) (c) — 99.8%		840,271

Other assets in excess of liabilities — 0.2%		1,347

NET ASSETS — 100.0%		$841,618

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(b)	Rate represents the effective yield at purchase.

(c)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Financial Reserves Fund	January 31, 2010
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value*
Certificates of Deposit (6.9%)
Abbey National Treasury Services PLC, Series 1, 0.61% (a), 7/12/10	$4,000	$4,000
Barclays Bank PLC NY, 0.77%, 1/13/11	4,000	4,000
BNP Paribas, 0.28%, 7/8/10	4,000	4,000
Natixis Finance Co., 0.52% (a), 2/8/11	4,000	4,000
Royal Bank of Scotland PLC, 0.60% (a), 2/8/11	4,000	4,000
Societe Generale NY
0.19%, 2/12/10	8,500	8,500
0.30% (a), 1/14/11	3,000	3,000

Total Certificates of Deposit (Amortized Cost $31,500)		31,500

Commercial Paper (15.9%)
Campbell Soup Co., 0.70% (b), 7/26/10 (c)	5,000	4,983
Citigroup Funding, Inc., 0.17% (b), 2/3/10	7,000	7,000
Coca-Cola Co., 0.76% (b), 6/2/10 (c)	5,000	4,987
Dexia Delaware LLC, 0.28% (b), 2/16/10	17,000	16,998
E.I. du Pont de Nemours & Co., 0.55% (b), 9/20/10 (c)	5,000	4,982
Honeywell International, Inc., 0.71% (b), 7/1/10 (c)	4,000	3,988
Natixis Finance Co., 0.18% (b), 2/5/10	5,000	5,000
Pfizer, Inc., 0.55% (b), 2/9/10 (c)	4,700	4,700
Standard Chartered Bank, 0.21% (b), 2/12/10 (c)	13,000	12,999
Straight-A Funding LLC
0.17% (b), 2/16/10 (c)	4,000	4,000
0.17% (b), 4/1/10 (c)	3,200	3,199

Total Commercial Paper (Amortized Cost $72,836)		72,836

Corporate Bonds (14.1%)
AFCO, Inc., 0.63% (a), 10/29/10	19,000	19,000
Bear Stearns Cos. LLC, Series B, 0.39% (a), 5/18/10, MTN	5,000	4,997
BellSouth Corp., 4.23%, 4/26/10 (c)	4,000	4,022
Caterpillar Financial Services Corp., 4.30%, 6/1/10	2,100	2,127
General Electric Capital Corp., 0.31% (a), 4/5/10 , MTN	5,000	4,998
GlaxoSmithKline Capital, Inc., 0.90% (a), 5/13/10	4,000	4,008
Goldman Sachs Group, Inc., 6.88%, 1/15/11	3,000	3,179
Gryphon Funding Ltd., 8/5/10 (d)(e)(f)(g)	3,613	1,951
Gulf Power Co., Series 09-A, 0.35% (a), 6/28/10	2,500	2,500
Hewlett-Packard Co., 0.31% (a), 6/15/10	5,000	5,003
IBM International Group Capital LLC, 0.50% (a), 9/24/10 (c)	4,000	4,000
Morgan Stanley
2.37% (a), 5/14/10, MTN	2,500	2,490
8.00%, 6/15/10	1,000	1,028
Sabri Arac, Series 2005, 0.23% (a), 10/1/35	2,200	2,200
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (e)(f)(g)(h)	1,940	—
Wachovia Corp., Series G
0.31% (a), 7/26/10, MTN	1,900	1,889
0.32% (a), 7/26/10, MTN	1,400	1,393

Total Corporate Bonds (Amortized Cost $66,117)		64,785

Municipal Bonds (14.0%)
California State Department of Water Resources Supply Revenue
Series C-1, 0.20% (a), 5/1/22, LOC Dexia Credit Local	7,000	7,000
Series C-5, 0.20% (a), 5/1/22, LOC Dexia Credit Local	4,000	4,000
California State, GO, Series B-4, 0.20% (a), 5/1/34, LOC Citibank N.A.	3,900	3,900
Chattanooga Industrial Development Board Revenue, BlueCross BlueShield of Tennessee, Inc., 0.28% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000
Clackamas County Ore Hospital Facilities Authority Revenue, Legacy Health System, Series B, 0.16% (a), 6/1/37, LOC U.S. Bank NA	3,200	3,200
Illinois Finance Authority Revenue, Carle Foundation, Series D, 0.15% (a), 2/15/33, LOC JPMorgan Chase Bank	3,000	3,000

See notes to schedules of investments.

Security Description	Principal Amount	Value*
New York Citi Housing Development Corp., Multifamily Mortgage Revenue, QFC Owner LLC, Series A, 0.27% (a), 6/1/42, LOC Citibank N.A., AMT	$5,000	$5,000
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	1,300	1,349
New York Liberty Development Corp. Liberty Revenue, World Trade Center Project, Series B, 0.14% (a), 12/1/49, LOC JPMorgan Chase Bank	2,000	2,000
Rhode Island Student Loan Authority Revenue, Series C-2, 0.37% (a), 7/1/48, LOC Dexia Credit Local, AMT	10,500	10,500
San Jose Financing Authority Revenue, Series F, 0.23% (a), 6/1/34, LOC Bank of America N.A.	4,000	4,000
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.29% (a), 4/1/24, LOC Bank of America N.A., AMT	3,300	3,300
Wayne County Airport Authority Revenue, Series D, 0.20% (a), 12/1/21, LOC Wachovia Bank N.A.	2,000	2,000

Total Municipal Bonds (Amortized Cost $64,249)		64,249

U.S. Government Agency Securities (25.2%)
Federal Farm Credit Bank, 0.40% (a), 6/1/10	45,000	45,000
Federal Home Loan Bank
0.40%, 12/27/10, Callable 6/7/10 @ 100	10,000	10,000
0.43% (a), 4/28/10	15,000	15,001
0.60%, 7/26/10	21,000	20,992
0.70%, 5/13/10	10,000	10,000
Series 2 0.50%, 10/28/10, Callable 4/28/10 @ 100	2,800	2,800
Federal National Mortgage Assoc.
0.14% (a), 7/13/10	7,000	6,999
0.46% (b), 12/27/10	5,000	4,979

Total U.S. Government Agency Securities (Amortized Cost $115,771)		115,771

Repurchase Agreements (16.2%)
Goldman Sachs Group, Inc., 0.12%, 2/1/10 (Date of agreement 1/29/10, Proceeds at maturity $74,501, collateralized by U.S. Government Securities, 0.00%-5.10%, 2/24/10-10/26/29, market value $75,990)	74,500	74,500

Total Repurchase Agreements (Amortized Cost $74,500)		74,500

U.S. Treasury Obligations (7.4%)
U.S. Treasury Bills
0.50% (b), 4/1/10	25,000	24,980
0.59% (b), 4/8/10	5,000	4,995
U.S. Treasury Notes, 0.88%, 1/31/11	4,000	4,019

Total U.S. Treasury Obligations (Amortized Cost $33,994)		33,994

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, expires
March 31, 2010 (See Note 4 in Notes to Schedules of Portfolio Investments)	—	—

Total Investments (Amortized Cost $458,967) — 99.7%		457,635

Other assets in excess of liabilities — 0.3%		1,591

NET ASSETS — 100.0%		$459,226

*	Value represents amortized cost except for security notes with footnote (g).

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

See notes to schedules of investments.

(d)	Non-income producing security.

(e)

Supported by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser as discussed more fully in the notes to schedules of portfolio investments. Security is fair valued in accordance with procedures approved by the Board of Trustees and represents 0.4% of net assets as of 1/31/10.

(f)	Security is issued by a structured investment vehicle.

(g)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets

Gryphon Funding Ltd., 8/5/10	7/17/08	1,344	3,613	$1,951	0.4%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	1,939	1,940	—	—

(h)	Security is in default.

AMT	Subject to alternative minimum tax

GO	General Obligation

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (78.1%)
Multi-family (6.4%):
Collateralized Mortgage Obligations (2.7%):
Government National Mortgage Assoc.
Series 2003-108, Class BH 7.50%, 2/16/34	$2,949	$3,211
Series 2003-47, Class B 8.00%, 10/16/27	1,952	2,066
Series 2003-59, Class B 7.50%, 7/16/18	294	294
Series 2003-87, Class BH 7.50%, 8/16/32	3,796	4,147
		9,718
Pass-throughs (3.7%):
Government National Mortgage Assoc.
7.95%, 6/15/19 — 4/15/25	587	611
7.92%, 7/15/23	643	678
8.00%, 7/15/24 — 10/15/35	4,406	4,582
8.25%, 4/15/27 — 9/15/30	647	668
8.60%, 5/15/27	520	524
7.88%, 7/15/27	806	841
7.75%, 6/15/30 — 11/15/38	3,559	3,808
8.13%, 6/15/41	1,923	2,000
		13,712
		23,430

Single Family (71.7%):
Collateralized Mortgage Obligations (8.3%):
Government National Mortgage Assoc.
Series 1995-4, Class CQ 8.00%, 6/20/25	8	9
Series 1997-2, Class E 7.50%, 2/20/27	36	41
Series 1999-1, Class Z 6.50%, 1/20/29	3,661	3,961
Series 1999-25, Class TB 7.50%, 7/16/29	2,001	2,242
Series 1999-32, Class ZB 8.00%, 9/16/29	5,984	6,764
Series 1999-41, Class Z 8.00%, 11/16/29	552	620
Series 1999-44, Class ZC 8.50%, 12/16/29	2,177	2,555
Series 1999-47, Class Z 7.50%, 12/20/29	3,500	3,921
Series 1999-9, Class C 7.00%, 3/16/29	2,613	2,872
Series 2000-1, Class PK 8.00%, 1/16/30	155	178
Series 2000-20, Class Z 8.00%, 3/16/30	924	1,034
Series 2000-21, Class Z 9.00%, 3/16/30	928	1,058
Series 2000-27, Class Z 7.50%, 9/20/30	337	378
Series 2000-37, Class B 8.00%, 12/20/30	92	104
Series 2001-25, Class PE 7.00%, 5/20/31	3,215	3,534
Series 2005-72, Class H 11.50%, 11/16/17	408	461
Series 2005-74, Class HB 7.50%, 9/16/35	94	105
Series 2005-74, Class HC 7.50%, 9/16/35	191	214
		30,051
Pass-throughs (63.4%):
Government National Mortgage Assoc.
7.50%, 8/15/10 — 6/15/35 (a)	63,306	71,490
10.00%, 5/15/12 — 2/15/26	30,861	34,737
8.50%, 3/15/15 — 2/15/32	14,064	16,035
11.00%, 11/15/15 — 12/15/18	144	156
7.00%, 4/15/16 — 4/15/35	11,457	12,673
11.50%, 4/15/16 — 9/15/20	831	888
9.00%, 7/20/16 — 6/20/30	5,604	6,361
9.50%, 10/15/16 — 11/15/30	4,977	5,700
8.00%, 11/15/16 — 4/15/38	63,917	73,560
8.75%, 3/20/17	22	24
10.50%, 4/15/18 — 12/15/20	134	150
8.85%, 5/15/18 — 12/15/18	687	777
8.15%, 12/15/19	32	36
8.25%, 4/20/20 — 1/15/30	152	173
7.95%, 7/20/20	353	395

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
7.75%, 8/20/20 — 1/20/21	$304	$345
8.38%, 10/15/20	1,128	1,279
7.65%, 10/20/21 — 7/20/22	341	386
7.29%, 12/20/21 — 11/20/22	383	426
7.60%, 2/20/22	144	163
7.89%, 10/20/22	927	1,046
6.50%, 12/15/23 — 12/20/32 (b)	4,289	4,679
		231,479
		261,530

Total Government National Mortgage Association (Cost $277,511)		284,960

U.S. Treasury Obligations (19.7%)
U.S. Treasury Bills, 0.15% (c), 4/1/10	1,987	1,987
U.S. Treasury Bonds, 11.25%, 2/15/15	49,150	70,065

Total U.S. Treasury Obligations (Cost $69,995)		72,052

Money Market Fund (0.3%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (d)	1,140,639	1,141

Total Money Market Fund (Cost $1,140)		1,141

Total Investments (Cost $348,646) — 98.1%		358,153

Other assets in excess of liabilities — 1.9%		6,814

NET ASSETS — 100.0%		$364,967

(a)	Security purchased on a “when-issued” basis.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Rate represents the effective yield at purchase.

(d)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Government Reserves Fund	January 31, 2010
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (103.4%)
Federal Farm Credit Bank
0.56% (a), 2/17/10	$75,000	$75,000
0.81% (a), 3/17/10	50,000	50,000
0.40% (a), 6/1/10	50,000	50,000
0.71% (a), 2/17/11	75,000	74,992
Federal Home Loan Bank
0.98% (b), 2/1/10	100,733	100,733
0.06% (b), 2/3/10	56,300	56,300
0.07% (b), 2/10/10 — 2/17/10	74,150	74,148
0.07% (b), 3/12/10	50,000	49,996
0.43% (a), 4/28/10	25,000	25,002
0.70%, 5/13/10	10,000	10,000
0.60%, 7/26/10	35,000	34,988
0.50%, 10/25/10 — 11/24/10	22,000	21,999
0.40%, 12/27/10, Callable 6/7/10 @ 100	20,000	20,000
Series 2, 0.50%, 10/28/10, Callable 4/28/10 @ 100	3,500	3,500
Series 3, 0.61% (a), 8/4/10	25,000	25,000
Federal Home Loan Mortgage Corp.
0.05% (b), 2/8/10	20,105	20,105
4.88%, 2/9/10	15,000	15,015
0.07% (b), 2/19/10	50,000	49,998
0.05% (a), 8/10/10	25,000	24,982
Federal National Mortgage Assoc.
0.08% (b), 3/2/10	8,001	8,001
0.14% (a), 7/13/10	10,000	9,998
0.46% (b), 12/27/10	10,000	9,958

Total U.S. Government Agency Securities (Amortized Cost $809,715)		809,715

U.S. Treasury Obligations (1.3%)
U.S. Treasury Bills, 0.59% (b), 4/8/10	10,000	9,989

Total U.S. Treasury Obligations (Amortized Cost $9,989)		9,989

Total Investments (Amortized Cost $819,704) (c) — 104.7%		819,704

Liabilities in excess of other assets — (4.7)%		(36,454)

NET ASSETS — 100.0%		$783,250

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(b)	Rate represents the effective yield at purchase.

(c)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Institutional Money Market Fund	January 31, 2010
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value*
Certificates of Deposit (8.3%)
Abbey National Treasury Services PLC, Series 1, 0.61% (a), 7/12/10	$14,000	$14,000
Barclays Bank PLC NY, 0.77%, 1/13/11	17,000	17,000
BNP Paribas, 0.28%, 7/8/10	20,000	20,000
Natixis Finance Co., 0.52% (a), 2/8/11	20,000	20,000
Royal Bank of Scotland PLC, 0.60% (a), 2/8/11	20,000	20,000
Societe Generale NY
0.19%, 2/12/10	41,000	41,000
0.30% (a), 1/14/11	16,000	16,000

Total Certificates of Deposit (Amortized Cost $148,000)		148,000

Commercial Paper (20.0%)
Campbell Soup Co., 0.70% (b), 7/26/10 (c)	16,000	15,946
Citigroup Funding, Inc., 0.17% (b), 2/3/10	50,000	50,000
Coca-Cola Co., 0.76% (b), 6/2/10 (c)	14,000	13,965
Dexia Delaware LLC, 0.28% (b), 2/16/10	75,000	74,991
E.I. du Pont de Nemours & Co., 0.55% (b), 9/20/10 (c)	15,000	14,947
Honeywell International, Inc., 0.71% (b), 7/1/10 (c)	14,000	13,959
Natixis Finance Co., 0.18% (b), 2/5/10	25,000	24,999
Pfizer, Inc., 0.55% (b), 2/9/10 (c)	14,000	13,998
Rabobank USA Financial Corp., 0.11% (b), 2/1/10	40,338	40,338
Standard Chartered Bank, 0.21% (b), 2/12/10 (c)	62,000	61,996
Straight-A Funding LLC
0.17% (b), 2/16/10 (c)	14,000	13,999
0.17% (b), 4/1/10 (c)	15,976	15,972

Total Commercial Paper (Amortized Cost $355,110)		355,110

Corporate Bonds (13.6%)
Goldman Sachs Group, Inc., 0.35% (a), 6/28/10, MTN	16,000	15,954
AFCO, Inc., 0.63% (a), 10/29/10	72,000	72,000
Ballenisles Country Club, 0.25% (a), 12/1/22	10,000	10,000
Bear Stearns Cos. LLC, Series B, 0.39% (a), 5/18/10, MTN	14,000	13,991
BellSouth Corp., 4.23%, 4/26/10 (c)	11,000	11,061
Caterpillar Financial Services Corp., 4.30%, 6/1/10	9,900	10,029
General Electric Capital Corp., 0.31% (a), 4/5/10, MTN	15,000	14,993
GlaxoSmithKline Capital, Inc., 0.90% (a), 5/13/10	12,000	12,025
Goldman Sachs Group, Inc., 6.88%, 1/15/11	15,018	15,914
Gryphon Funding Ltd., 8/5/10 (d)(e)(f)(g)	10,839	5,853
Gulf Power Co., Series 09-A, 0.35% (a), 6/28/10	7,000	7,000
Hewlett-Packard Co., 0.31% (a), 6/15/10	15,000	15,008
IBM International Group Capital LLC, 0.50% (a), 9/24/10 (c)	11,000	11,000
Morgan Stanley
2.37% (a), 5/14/10, MTN	5,900	5,876
8.00%, 6/15/10	5,700	5,857
Sabri Arac, Series 2005, 0.23% (a), 10/1/35	6,000	6,000
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (d)(f)(g)(h)	5,821	—
Wachovia Corp., Series G
0.31% (a), 7/26/10, MTN	6,000	5,965
0.32% (a), 7/26/10, MTN	4,000	3,981

Total Corporate Bonds (Amortized Cost $246,504)		242,507

Municipal Bonds (10.6%)
California State Department of Water Resources Supply Revenue
Series C-1, 0.20% (a), 5/1/22, LOC Dexia Credit Local	20,575	20,575
Series C-5, 0.20% (a), 5/1/22, LOC Dexia Credit Local	14,000	14,000
California State, GO, Series B-4, 0.20% (a), 5/1/34, LOC Citibank N.A.	14,300	14,300
Chattanooga Industrial Development Board Revenue, BlueCross BlueShield of Tennessee, Inc., 0.28% (a), 1/1/28, LOC Bank of America N.A.	28,000	28,000
Illinois Finance Authority Revenue, Resurrection Health, Series C, 0.25% (a), 5/15/35, LOC Bank of America N.A.	12,260	12,260

See notes to schedules of investments.

Security Description	Principal Amount	Value*
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	$7,010	$7,276
New York Liberty Development Corp. Liberty Revenue, World Trade Center Project, Series B, 0.14% (a), 12/1/49, LOC JPMorgan Chase Bank	9,000	9,000
Rhode Island Student Loan Authority Revenue
Series C-3 0.30% (a), 7/1/48, LOC Dexia Credit Local	9,900	9,900
Series C-2 0.37% (a), 7/1/48, LOC Dexia Credit Local, AMT	25,200	25,200
San Jose Financing Authority Revenue, Series F, 0.23% (a), 6/1/34, LOC Bank of America N.A.	21,445	21,445
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.29% (a), 4/1/24, LOC Bank of America N.A., AMT	9,900	9,900
Wayne County Airport Authority Revenue, Series D, 0.20% (a), 12/1/21, LOC Wachovia Bank N.A.	7,500	7,500
Wisconsin State Health & Educational Facilities Authority Revenue, University of Wisconsin Medical Foundation, 0.22% (a), 5/1/30, LOC JPMorgan Chase Bank	9,900	9,900

Total Municipal Bonds (Amortized Cost $189,256)		189,256

Repurchase Agreements (22.8%)
Deutsche Bank Securities, Inc., 0.12%, 2/1/10 (Date of agreement 1/29/10, Proceeds at maturity $150,002, collateralized by U.S. Government Securities, 4.50%-7.00%, 5/1/23-2/1/38, market value $153,000)	150,000	150,000
Goldman Sachs Group, Inc., 0.12%, 2/1/10 (Date of agreement 1/29/10, Proceeds at maturity $131,501, collateralized by U.S. Government Securities, 6.50%, 1/1/40, market value $134,130)	131,500	131,500
RBS Securities, Inc., 0.13%, 2/1/10 (Date of agreement 1/29/10, Proceeds at maturity $125,003, collateralized by U.S. Treasury Obligations, 1.38%, 9/15/12, market value $127,503)	125,000	125,000

Total Repurchase Agreements (Amortized Cost $406,500)		406,500

U.S. Government Agency Securities (19.9%)
Federal Farm Credit Bank, 0.40% (a), 6/1/10	90,000	90,000
Federal Home Loan Bank
0.40%, 12/27/10, Callable 6/7/10 @ 100	45,000	45,000
0.43% (a), 4/28/10	35,000	35,002
0.50%, 10/25/10	25,000	24,999
0.60%, 7/26/10	40,000	39,985
0.70%, 5/13/10	70,000	70,000
Series 2 0.50%, 10/28/10, Callable 4/28/10 @ 100	9,280	9,280
Federal National Mortgage Assoc.
0.14% (a), 7/13/10	20,000	19,997
0.46% (b), 12/27/10	20,000	19,916

Total U.S. Government Agency Securities (Amortized Cost $354,179)		354,179

U.S. Treasury Obligations (4.5%)
U.S. Treasury Bills
0.50% (b), 4/1/10	35,000	34,971
0.59% (b), 4/8/10	30,268	30,235

See notes to schedules of investments.

Security Description	Principal Amount	Value*
U.S. Treasury Notes, 0.88%, 1/31/11	$15,000	$15,075

Total U.S. Treasury Obligations (Amortized Cost $80,281)		80,281

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, expires March 31, 2010 (See Note 4 in Notes to Schedules of Portfolio Investments)		—

Total Investments (Amortized Cost $1,779,830) — 99.7%		1,775,833

Other assets in excess of liabilities — 0.3%		4,883

NET ASSETS — 100.0%		$1,780,716

*	Value represents amortized cost except for security notes with footnote (d).

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets
Gryphon Funding Ltd., 8/5/10	7/17/08	$4,033	$10,839	$5,853	0.3%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	5,817	5,821	—	—

(e)	Non-income producing security.

(f)

Supported by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, as discussed more fully in the Notes to Schedules of Portfolio Investments. Security is the fair valued in accordance with procedures approved by the Board of Trustees and represents 0.3% of net assets as of 1/31/10.

(g)	Security is issued by a structured investment vehicle.

(h)	Security is in default.

AMT	Subject to alternative minimum tax

GO	General Obligation

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (90.8%)
Australia (2.4%):
Commercial Services (0.8%):
Leighton Holdings Ltd.	12,880	$433

Mining (1.6%):
Rio Tinto Ltd.	13,907	830
		1,263
Austria (0.9%):
Steel (0.9%):
Voestalpine AG	13,576	471

Belgium (3.0%):
Beverages (2.2%):
Anheuser-Busch InBev NV	23,329	1,165

Wire & Cable Products (0.8%):
Bekaert NV	2,776	403
		1,568
Bermuda (2.4%):
Commercial Services (1.3%):
Noble Group Ltd.	333,000	676

Financial Services (1.1%):
Credicorp Ltd.	7,787	581
		1,257
Brazil (7.3%):
Banks (2.0%):
Banco Bradesco SA, Sponsored ADR	49,079	813
Banco do Estado do Rio Grande do Sul SA	39,600	275
		1,088
Financial Services (1.5%):
CETIP SA	102,200	788

Minerals (0.9%):
Vale SA, Sponsored ADR	17,942	463

Oil & Gas Exploration-Production & Services (2.4%):
Petroleo Brasileiro SA, ADR (b)	31,436	1,275

Steel (0.5%):
Usinas Siderurgicas de Minas Gerais SA, Class A	10,500	276
		3,890
Canada (2.2%):
Metals (0.7%):
First Quantum Minerals Ltd.	5,139	373

Oil & Gas (0.5%):
Canadian Natural Resources Ltd.	4,137	264

Oil & Gas Exploration-Production & Services (1.0%):
Petrobank Energy & Resources Ltd. (b)	11,242	555
		1,192
Cayman Islands (1.7%):
Health Care (1.2%):
Hengan International Group Co. Ltd.	93,000	622

Retail-Specialty Stores (0.5%):
China Dongxiang Group Co.	400,000	257
		879

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
China (2.1%):
Auto Parts & Equipment (0.9%):
Dongfeng Motor Group Co. Ltd., Class H	360,000	$466

Pharmaceuticals (1.2%):
Sinopharm Medicine Holding Co. Ltd., Class H (b)	172,800	647
		1,113
Colombia (0.5%):
Banks (0.5%):
Bancolombia SA, Sponsored ADR	6,467	279

Denmark (1.9%):
Engineering (0.5%):
FLSmidth & Co. A/S	4,194	265

Pharmaceuticals (1.4%):
Novo Nordisk A/S, Class B	10,994	744
		1,009
Finland (2.0%):
Electric Integrated (0.5%):
Fortum Oyj	10,570	269

Machine-Diversified (1.5%):
Metso Corp.	23,955	797
		1,066
France (4.8%):
Automotive (1.0%):
CFAO (b)	12,553	505

Banks (1.4%):
BNP Paribas	10,272	731

Building Materials (0.7%):
Lafarge SA	4,976	368

Power (1.0%):
Schneider Electric SA	5,144	529

Steel (0.7%):
Vallourec SA	2,253	388
		2,521
Germany (3.4%):
Chemicals (2.7%):
BASF SE	11,188	631
Bayer AG	11,822	806
		1,437
Insurance (0.7%):
Muenchener Rueckversicherungs-Gesellschaft AG	2,301	347
		1,784
Hong Kong (0.5%):
Oil & Gas Exploration-Production & Services (0.5%):
CNOOC Ltd.	198,000	278

India (1.6%):
Banks (1.6%):
Punjab National Bank Ltd.	44,366	830

Israel (2.6%):
Pharmaceuticals (2.6%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	23,967	1,359

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Italy (4.9%):
Banks (1.6%):
UniCredit SpA (b)	301,509	$839

Electric Integrated (1.0%):
Enel SpA	94,640	511

Oil Companies-Integrated (0.6%):
Eni SpA	14,932	348

Wire & Cable Products (1.7%):
Prysmian SpA	50,814	925
		2,623
Japan (9.4%):
Electrical Components & Equipment (2.0%):
Makita Corp.	20,300	679
Mitsubishi Electric Corp. (b)	49,000	381
		1,060
General (1.0%):
Mitsui & Co., Ltd.	38,200	559

Machinery-Construction & Mining (0.9%):
Komatsu Ltd.	23,900	478

Manufacturing-Diversified (1.6%):
Mitsubishi Corp.	34,400	827

Office Equipment & Supplies (1.6%):
CANON, Inc.	21,500	842

Real Estate Services (0.5%):
Daito Trust Construction Co., Ltd.	5,700	271

Steel (1.8%):
JFE Holdings, Inc.	27,800	965
		5,002
Luxembourg (1.5%):
Oilfield Services & Equipment (0.7%):
Acergy SA	25,064	381

Telecommunications-Cellular (0.8%):
Millicom International Cellular SA	6,076	434
		815
Mexico (0.9%):
Banks (0.5%):
Grupo Financiero Banorte S.A.B. de C.V.	80,200	263

Metals (0.4%):
Grupo Mexico S.A.B. de C.V., Series B	119,300	242
		505
Norway (0.8%):
Oil Companies-Integrated (0.8%):
StatoilHydro ASA	19,100	428

Russian Federation (3.0%):
Banks (0.8%):
Sberbank, CLS	143,353	412

Metals (0.5%):
Novolipetsk Steel (b)	8,927	270

Oil Companies-Integrated (0.7%):
LUKOIL Oil Co., Sponsored ADR	6,900	376

Telecommunications (1.0%):
Mobile TeleSystems, Sponsored ADR	11,433	546
		1,604

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Singapore (0.9%):
Manufacturing-Diversified (0.9%):
Keppel Corp. Ltd.	83,000	$491

Spain (4.3%):
Banks (1.6%):
Banco Bilbao Vizcaya Argentaria SA	13,485	205
Banco Santander SA	46,481	655
		860
Telecommunications (2.7%):
Telefonica SA	58,704	1,410
		2,270
Sweden (0.8%):
Steel (0.8%):
SSAB AB, Class A	25,901	418

Switzerland (8.2%):
Chemicals (1.3%):
Syngenta AG	2,625	671

Engineering (1.1%):
ABB Ltd.	34,158	618

Financial Services (1.4%):
Credit Suisse Group AG	11,089	481
Zurich Financial Services AG	1,204	255
		736
Food Processing & Packaging (2.0%):
Nestle SA	22,030	1,043

Pharmaceuticals (2.4%):
Roche Holding AG	7,565	1,271
		4,339
Turkey (1.7%):
Automotive Parts (0.5%):
Koc Holding AS (b)	76,905	258

Banks (1.2%):
Turkiye Garanti Bankasi A.S.	77,372	326
Turkiye Halk Bankasi A.S.	44,935	307
		633
		891
United Kingdom (14.3%):
Banks (2.2%):
Barclays PLC	80,787	346
Standard Chartered PLC	35,279	806
		1,152
Commercial Services (1.3%):
AMEC PLC	59,446	715

Financial Services (2.1%):
HSBC Holdings PLC	104,034	1,115

Food Service (1.4%):
Compass Group PLC	105,920	720

Human Resources (0.7%):
Hays PLC	214,822	376

Metals (0.7%):
Antofagasta PLC	27,669	387

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Minerals (1.7%):
BHP Billiton PLC	30,481	$895

Oil Companies-Integrated (1.5%):
BP PLC	54,673	512
Tullow Oil PLC	14,601	267
		779
Restaurants (0.7%):
Whitbread PLC	15,581	347

Retail-Department Stores (0.9%):
Marks & Spencer Group PLC	86,672	482

Software (1.1%):
Autonomy Corp. PLC (b)	24,331	605
		7,573
United States (0.8%):
Telecommunications-Cellular (0.8%):
NII Holdings, Inc. (b)	12,245	401

Total Common Stocks (Cost $40,006)		48,119

Exchange Traded Funds (5.6%)
Japan (2.4%):
Nikkei 225	11,244	1,271

United States (3.2%):
iShares MSCI Japan Index Fund	169,605	1,669

Total Exchange Traded Funds (Cost $2,793)		2,940

Cash Equivalents (3.5%)
United States (3.5%):
Citibank Money Market Deposit Account, 0.05% (c)	1,847,391	1,847

Total Cash Equivalents (Cost $1,847)		1,847

Total Investments (Cost $44,646) — 99.9%		52,906

Other assets in excess of liabilities — 0.1%		78

NET ASSETS — 100.0%		$52,984

(a)	All securities, except those traded on United States (e.g. ADRs) or Canadian exchanges, were fair valued at January 31, 2010.

(b)	Non-income producing security.

(c)	Rate disclosed is the daily yield on 1/31/10.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

At January 31, 2010 the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ Depreciation
Short
Euro	2/1/10	(194)	$(272)	$(269)	$3
Euro	2/2/10	(167)	$(232)	$(231)	$1
Euro	2/2/10	(149)	$(208)	$(207)	$1
Euro	2/2/10	(308)	$(427)	$(427)	$— (a)
British Pound	2/1/10	(151)	$(244)	$(241)	$3

Total Short Contracts			$(1,383)	$(1,375)	$8

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ Depreciation
Long
Swiss Franc	2/2/10	169	$161	$160	$(1)
Euro	2/1/10	78	$109	$108	$(1)
Euro	2/2/10	94	$131	$130	$(1)
British Pound	2/1/10	169	$274	$270	$(4)
British Pound	2/3/10	84	$135	$134	$(1)

Total Long Contracts			$810	$802	$(8)

(a) Rounds to less than $1.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (92.6%)
Australia (2.6%):
Mining (2.6%):
Rio Tinto Ltd.	22,801	$1,361

Austria (1.5%):
Steel (1.5%):
Voestalpine AG	23,240	807

Belgium (2.2%):
Beverages (2.2%):
Anheuser-Busch InBev NV	23,584	1,178

Bermuda (3.8%):
Commercial Services (2.3%):
Noble Group Ltd.	583,000	1,183

Financial Services (1.5%):
Credicorp Ltd.	10,566	788
		1,971
Brazil (9.2%):
Banks (2.6%):
Banco Bradesco SA, Sponsored ADR	81,644	1,352

Financial Services (2.0%):
CETIP SA	139,400	1,074

Minerals (1.7%):
Vale SA, Sponsored ADR	33,942	875

Oil & Gas Exploration-Production & Services (2.9%):
Petroleo Brasileiro SA, ADR (b)	37,262	1,512
		4,813
Canada (2.4%):
Metals (0.5%):
First Quantum Minerals Ltd.	3,946	286

Oil & Gas (0.7%):
Canadian Natural Resources Ltd.	5,592	357

Oil & Gas Exploration-Production & Services (1.2%):
Petrobank Energy & Resources Ltd. (b)	12,272	607
		1,250
Cayman Islands (2.4%):
Health Care (1.7%):
Hengan International Group Co. Ltd.	138,000	922

Retail-Specialty Stores (0.7%):
China Dongxiang Group Co.	549,000	353
		1,275
China (2.8%):
Auto Parts & Equipment (1.3%):
Dongfeng Motor Group Co. Ltd., Class H	532,000	689

Pharmaceuticals (1.5%):
Sinopharm Medicine Holding Co. Ltd., Class H (b)	201,600	755
		1,444
Denmark (1.6%):
Pharmaceuticals (1.6%):
Novo Nordisk A/S, Class B	12,523	848

Finland (1.9%):
Machine-Diversified (1.9%):
Metso Corp.	29,308	974

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
France (4.7%):
Automotive (1.5%):
CFAO (b)	19,723	$793

Banks (1.7%):
BNP Paribas	12,597	897

Steel (1.5%):
Vallourec SA	4,456	769
		2,459
Germany (3.7%):
Chemicals (3.7%):
BASF SE	13,482	760
Bayer AG	17,221	1,175
		1,935
India (2.7%):
Banks (2.7%):
Punjab National Bank Ltd.	75,600	1,404

Israel (2.9%):
Pharmaceuticals (2.9%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	26,807	1,521

Italy (4.5%):
Banks (2.1%):
UniCredit SpA (b)	396,760	1,105

Wire & Cable Products (2.4%):
Prysmian SpA	68,505	1,247
		2,352
Japan (8.5%):
Electrical Components & Equipment (2.1%):
Makita Corp.	33,300	1,113

Manufacturing-Diversified (2.6%):
Mitsubishi Corp.	57,800	1,390

Office Equipment & Supplies (1.4%):
CANON, Inc.	18,400	720

Steel (2.4%):
JFE Holdings, Inc.	36,100	1,254
		4,477
Luxembourg (1.6%):
Telecommunications-Cellular (1.6%):
Millicom International Cellular SA	11,872	847

Mexico (1.4%):
Banks (0.5%):
Grupo Financiero Banorte S.A.B. de C.V.	82,100	269

Metals (0.9%):
Grupo Mexico S.A.B. de C.V., Series B	235,800	479
		748
Norway (1.2%):
Oil Companies-Integrated (1.2%):
StatoilHydro ASA	28,500	638

Russian Federation (4.3%):
Banks (1.1%):
Sberbank, CLS	197,373	568

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Oil Companies-Integrated (1.6%):
LUKOIL Oil Co., Sponsored ADR	15,500	$843

Telecommunications (1.6%):
Mobile TeleSystems, Sponsored ADR	17,333	828
		2,239
Spain (3.0%):
Banks (0.5%):
Banco Bilbao Vizcaya Argentaria SA	17,910	272

Telecommunications (2.5%):
Telefonica SA	53,174	1,277
		1,549
Sweden (1.6%):
Steel (1.6%):
SSAB AB, Class A	51,389	829
		829
Switzerland (8.0%):
Chemicals (2.2%):
Syngenta AG	4,450	1,138

Financial Services (1.2%):
Credit Suisse Group AG	14,700	637

Food Processing & Packaging (2.1%):
Nestle SA	23,731	1,123

Pharmaceuticals (2.5%):
Roche Holding AG	7,815	1,313
		4,211
United Kingdom (14.1%):
Banks (3.0%):
Barclays PLC	118,477	507
Standard Chartered PLC	46,218	1,057
		1,564
Commercial Services (1.8%):
AMEC PLC	78,871	948

Financial Services (2.0%):
HSBC Holdings PLC	97,998	1,050

Food Service (2.5%):
Compass Group PLC	191,286	1,301

Human Resources (1.4%):
Hays PLC	418,727	732

Retail-Department Stores (1.5%):
Marks & Spencer Group PLC	136,569	759

Software (1.9%):
Autonomy Corp. PLC (b)	40,735	1,013
		7,367

Total Common Stocks (Cost $41,164)		48,497

Exchange Traded Funds (3.2%)
Japan (1.6%):
Nikkei 225	7,407	837

United States (1.6%):
iShares MSCI Japan Index Fund	83,020	817

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Total Exchange Traded Funds (Cost $1,761)		1,654

Cash Equivalents (4.4%)
United States (4.4%):
Citibank Money Market Deposit Account, 0.05% (c)	2,320,783	$2,321

Total Cash Equivalents (Cost $2,321)		2,321

Total Investments (Cost $45,246) — 100.2%		52,472

Liabilities in excess of other assets — (0.2)%		(103)

NET ASSETS — 100.0%		$52,369

(a)	All securities, except those traded on United States (e.g. ADRs) or Canadian exchanges, were fair valued at January 31, 2010.

(b)	Non-income producing security.

(c)	Rate disclosed is the daily yield on 1/31/10.

ADR	American Depositary Receipt

PLC	Public Liability Co.

At January 31, 2010 the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/Depreciation
Short
Euro	2/1/10	(383)	$(537)	$(531)	$6
Euro	2/2/10	(184)	$(257)	$(255)	$2
Total Short Contracts			$(794)	$(786)	$8

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/Depreciation

Long
Swiss Franc	2/2/10	139	$132	$131	$(1)
British Pound	2/2/10	99	$159	$157	$(2)
Mexican Peso	2/3/10	1,746	$134	$134	$— (a)
Swedish Krona	2/2/10	953	$130	$129	$(1)
Singapore Dollar	2/3/10	186	$132	$132	$— (a)
Total Long Contracts			$687	$683	$(4)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (0.5%)
General Electric Capital Corp., 0.11% (a), 2/1/10	$136	$136

Total Commercial Paper (Cost $135)		136

Convertible Corporate Bonds (78.4%)
Audio & Video Products (1.4%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (b)	350	393

Banks (2.3%):
U.S. Bancorp, Convertible Subordinated Notes, 0.00% (c), 12/11/35 (d)	660	653

Beverages (1.1%):
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	280	299

Building-Residential & Commercial (1.7%):
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (d)	300	489

Computers & Peripherals (6.0%):
EMC Corp., Convertible Subordinated Notes
1.75%, 12/1/13 (e)	330	394
1.75%, 12/1/13	935	1,116
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14 (e)	155	183
		1,693
Consumer Products (3.2%):
Hasbro, Inc., Convertible Subordinated Notes, 2.75%, 12/1/21	270	388
Newell Rubbermaid, Inc., Convertible Subordinated Notes, 5.50%, 3/15/14	240	413
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 3.75%, 10/15/12	100	105
		906
Entertainment (2.2%):
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21 (d)	586	616

Financial Services (3.4%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38 (d)	575	560
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	135	152
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	260	260
		972
Health Care (10.0%):
Allergan, Inc., Convertible Subordinated Notes, 1.50%, 4/1/26 (d)	535	586
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	1,160	1,169
Medtronic, Inc., Convertible Subordinated Notes
1.63%, 4/15/13 (e)	840	862
1.63%, 4/15/13	200	205
		2,822
Machinery-Diversified (1.5%):
Ingersoll-Rand Co. Ltd., Convertible Subordinated Notes, 4.50%, 4/15/12	220	411

Manufacturing-Miscellaneous (7.6%):
3M Co., Convertible Subordinated Notes, 0.00% (c), 11/21/32 (d)	813	725
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	340	710
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (f)	385	404

See notes to schedules of investments.

Security Description	Principal Amount	Value
Navistar International Corp., Convertible Subordinated Notes, 3.00%, 10/15/14	$110	$110
Thermo Fisher Scientific, Inc., Convertible Subordinated Notes, 3.25%, 3/1/24 (d)	155	195
		2,144
Metals (1.6%):
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	350	440

Mining (2.9%):
Newmont Mining Corp., Convertible Subordinated Notes
3.00%, 2/15/12	35	41
1.63%, 7/15/17 (e)	680	789
		830
Oil & Gas Exploration-Production & Services (5.5%):
Nabors Industries, Inc., Convertible Subordinated Notes, 0.94%, 5/15/11	530	526
Transocean, Inc., Convertible Subordinated Notes
Series B 1.50%, 12/15/37 (d)	650	623
Series C 1.50%, 12/15/37 (d)	425	407
		1,556
Oil Marketing & Refining (0.8%):
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12 (d)	190	234

Oilfield Services & Equipment (4.2%):
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26, Callable 6/20/11@ 100	460	573
Schlumberger Ltd., Convertible Subordinated Notes
2.13%, 6/1/23 (b)(e)	90	143
2.13%, 6/1/23 (b)	300	478
		1,194
Pharmaceuticals (6.3%):
Alza Corp., Convertible Subordinated Notes, 2.06%, 7/28/20 (f)	612	561
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C
0.25%, 2/1/26 (d)	700	864
1.75%, 2/1/26 (d)	305	366
		1,791
Railroads (0.7%):
CSX Corp., Convertible Subordinated Notes, 0.39%, 10/30/21 (f)	140	210

Real Estate Investment Trusts (7.4%):
Boston Properties LP, Convertible Subordinated Notes, 3.63%, 2/15/14 (e)	180	175
Health Care REIT, Inc., Convertible Subordinated Notes
4.75%, 12/1/26, Callable 12/1/11 @ 100	200	218
4.75%, 7/15/27, Callable 7/15/12 @ 100	285	309
Hospitality Properties Trust, Convertible Subordinated Notes, 3.80%, 3/15/27, Callable 3/20/12 @ 100	525	511
ProLogis Trust, Convertible Subordinated Notes, 2.25%, 4/1/37 (d)	645	604
Vornado Realty Trust, Convertible Subordinated Notes, 3.88%, 4/15/25 (d)	255	266
		2,083
Retail-Specialty Stores (1.5%):
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22 (f)	415	438

Semiconductors (4.7%):
Intel Corp., Convertible Subordinated Notes
2.95%, 12/15/35 (f)	1,124	1,061
3.25%, 8/1/39 (e)(f)	165	177
Xilinx, Inc., Convertible Subordinated Notes, 3.13%, 3/15/37	90	78
		1,316

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Software & Computer Services (1.1%):
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13	$295	$317

Transportation Services (1.3%):
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23	340	365

Total Convertible Corporate Bonds (Cost $21,010)		22,172

Convertible Preferred Stocks (20.5%)
Consumer Products (2.4%):
Archer Daniels Midland Co., 6.25%	15,865	680

Energy (0.8%):
Chesapeake Energy Corp., 4.50%	2,626	219

Financial Services (9.0%):
Aspen Insurance Holdings Ltd., Series AHL, 5.63%	2,500	136
Newell Financial Trust I, 5.25% (d)	15,500	540
Reinsurance Group America, Inc., 5.75%	5,829	372
Wells Fargo & Co., Series L, Class A, 7.50%	1,591	1,500
		2,548
Pharmaceuticals (3.3%):
Schering-Plough Corp., 6.00%	3,624	923

Real Estate Investment Trusts (1.2%):
Simon Property Group, Inc., 6.00%	5,699	351

Savings & Loans (3.8%):
New York Community Capital Trust V, 6.00%	14,735	682
Sovereign Capital Trust IV, 4.38%	13,024	406
		1,088

Total Convertible Preferred Stocks (Cost $5,228)		5,809

Total Investments (Cost $26,373) — 99.4%		28,117

Other assets in excess of liabilities — 0.6%		177

NET ASSETS — 100.0%		$28,294

(a)	Rate represents the effective yield at purchase.

(b)	Continuously callable with 20 days notice.

(c)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(d)	Continuously callable with 30 days notice.

(e)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)	Continuously callable with 15 days notice.

LLC	Limited Liability Co.

LP	Limited Partnership

REIT	Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.7%)
General Electric Capital Corp., 0.11% (a), 2/1/10	$3,544	$3,544

Total Commercial Paper (Amortized Cost $3,544)		3,544

Common Stocks (95.4%)
Banks (0.5%):
JPMorgan Chase & Co.	10,000	389

Biotechnology (4.0%):
Gilead Sciences, Inc. (b)	63,000	3,041

Brokerage Services (3.4%):
Charles Schwab Corp.	140,000	2,561

Chemicals (4.1%):
Monsanto Co.	18,900	1,434
Potash Corp. of Saskatchewan, Inc.	17,000	1,689
		3,123
Computers & Peripherals (5.7%):
Apple Computer, Inc. (b)	22,500	4,323

E-Commerce & Services (3.1%):
Amazon.com, Inc. (b)	19,100	2,395

Financial Services (7.7%):
BlackRock, Inc.	3,500	748
Goldman Sachs Group, Inc.	11,000	1,636
Mastercard, Inc., Class A	14,000	3,499
		5,883
Internet Business Services (9.8%):
Athenahealth Inc. (b)	48,000	1,888
Google, Inc., Class A (b)	6,500	3,441
Juniper Networks, Inc. (b)	85,000	2,111
		7,440
Medical Supplies (3.1%):
Intuitive Surgical, Inc. (b)	7,100	2,329

Oil & Gas Exploration-Production & Services (1.0%):
Petroleo Brasileiro SA, ADR (b)	18,000	730

Oilfield Services & Equipment (3.3%):
Schlumberger Ltd.	40,000	2,538

Pharmaceuticals (12.3%):
Allergan, Inc.	42,500	2,444
Celgene Corp. (b)	55,000	3,123
Teva Pharmaceutical Industries Ltd., Sponsored ADR	66,000	3,743
		9,310
Primary Metal & Mineral Production (2.4%):
Freeport-McMoRan Copper & Gold, Inc., Class B	27,000	1,801

Railroads (2.4%):
Union Pacific Corp.	30,000	1,815

Retail (4.1%):
Target Corp.	61,000	3,128

Retail-Specialty Stores (3.4%):
Lowe’s Cos., Inc.	119,000	2,576

Semiconductors (4.4%):
ARM Holdings PLC, Sponsored ADR	175,000	1,588

See notes to schedules of investments.

Security Description	Shares	Value
Cree, Inc. (b)	31,000	$1,733
		3,321

Software & Computer Services (15.8%):
Activision Blizzard, Inc. (b)	225,000	2,286
Cognizant Technology Solutions Corp., Class A (b)	86,200	3,764
F5 Networks, Inc. (b)	43,000	2,125
Microsoft Corp.	135,000	3,804
		11,979

Telecommunications-Services & Equipment (2.7%):
QUALCOMM, Inc.	53,500	2,097

Transportation Services (2.2%):
Expeditors International of Washington, Inc.	48,500	1,654

Total Common Stocks (Cost $56,766)		72,433

Total Investments (Cost $60,310) — 100.1%		75,977

Liabilities in excess of other assets — (0.1)%		(66)

NET ASSETS — 100.0%		$75,911

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.1%)
Alabama (6.4%):
Alabama State Board of Education Revenue, Southern University Community College, 3.30%, 7/1/16, Insured by Assured Guaranty	$500	$504
Alabama State University Revenue, 4.00%, 9/1/19, Insured by Assured Guaranty (a)	830	851
Birmingham Waterworks Board Water Revenue, Series A
4.38%, 1/1/25, Callable 1/1/19 @ 100, Insured by Assured Guaranty	500	500
4.63%, 1/1/27, Callable 1/1/19 @ 100, Insured by Assured Guaranty	400	403
Jacksonville State University Revenue
3.00%, 12/1/14, Insured by Assured Guaranty	750	772
4.00%, 12/1/15, Insured by Assured Guaranty	450	479
5.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	1,000	1,020
Mobile Public Educational Building Authority Revenue, Series A, 4.75%, 3/1/29, Callable 3/1/18 @ 100, Insured by Assured Guaranty	2,125	2,152
Shelby County Board of Education, GO, 4.00%, 2/1/17, Insured by Assured Guaranty	1,005	1,074
		7,755
Alaska (2.1%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A
4.50%, 4/1/15, AGM	2,000	2,081
5.13%, 4/1/19, AGM	500	520
		2,601
Arizona (5.4%):
Arizona State Certificates, Series A, 4.00%, 10/1/19, AGM	1,000	1,003
Coconino & Yavapai Counties Joint Unified School District Number 9, School Improvement Project of 2007, GO, Series C, 6.63%, 7/1/11, Insured by Assured Guaranty	1,400	1,509
Game & Fish Department & Commission Beneficial Interest Certificates, Administration Building Project
4.00%, 7/1/11	270	279
4.00%, 7/1/12	540	567
4.50%, 7/1/15	200	214
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	578
Pima County Metropolitan Domestic Water Improvement District Water Revenue
3.00%, 1/1/15, AGM	500	512
3.00%, 1/1/16, AGM	1,665	1,682
Pima County Unified School District Number 20, Vail School Improvements, Series C, GO, 4.50%, 7/1/15, AGM	220	243
		6,587
California (17.9%):
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	4,575	5,137
California Community College Financing Authority Lease Revenue, Shasta-Tehama Trinity, Series A, 5.38%, 5/1/34, Callable 5/1/19 @ 100, Insured by Assured Guaranty	425	432
California School Facilities Financing Authority Revenue, Azusa Unified School District, Series A, 5.00%, 8/1/32, AGM	1,500	1,501
Glendora Unified School District, Series B, GO, 5.13%, 8/1/31, Callable 8/1/19 @ 100, Insured by Assured Guaranty	500	517
Gold Oak Unified School District, Series A, GO
5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	272
5.40%, 8/1/29, Callable 8/1/19 @ 100, Insured by Assured Guaranty	285	303
5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	623
Hartnell Community College District, Series B, GO, 5.00%, 6/1/31, Callable 6/1/16 @ 100, AGM	860	865
Hawthorne School District, GO, 5.00%, 8/1/34, Callable 8/1/19 @ 100, Insured by Assured Guaranty	750	735
Live Oak School District Certificates, 5.88%, 8/1/39, Callable 8/1/19 @ 100, Insured by Assured Guaranty	150	155

See notes to schedules of investments.

Security Description	Principal Amount	Value
San Diego Unified School District, Series D, GO, 4.75%, 7/1/27, Callable 7/1/15 @ 101, AGM	$800	$811
San Jacinto Unified School District Certificates, 5.38%, 9/1/40, Callable 9/1/20 @ 100, AGM (b)	1,000	982
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	1,250	1,301
Victor Elementory School District, Series A, GO
4.00%, 8/1/17, AGM	650	675
4.00%, 8/1/18, AGM	500	509
4.00%, 8/1/19, AGM	300	300
5.13%, 8/1/34, AGM	2,000	1,974
Western Placer University School Certificates, 2009 Refinancing Project, 5.25%, 8/1/30, Callable 8/1/19 @ 100, AGM	3,000	2,967
Woodland Joint Unified School District, GO, 3.00%, 8/1/17, Insured by Assured Guaranty (b)	905	899
Yuba Levee Financing Authority Revenue, Levee Financing Project, Series A, 5.00%, 9/1/38, Callable 9/1/17 @ 100, Insured by Assured Guaranty	975	946
		21,904
Colorado (0.9%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	500	522
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	517
		1,039
Florida (2.9%):
Panama City Beach Utility Revenue
5.00%, 6/1/30, Callable 6/1/19 @ 100, Insured by Assured Guaranty	1,000	1,029
5.00%, 6/1/39, Callable 6/1/19 @ 100, Insured by Assured Guaranty	1,500	1,500
Port St. Lucie Utility Revenue, 4.50%, 9/1/25, Callable 9/1/18 @ 100, Insured by Assured Guaranty	975	979
		3,508
Georgia (3.4%):
Dahlonega Downtown Development Authority Revenue, PHD LLC Project, 5.25%, 7/1/40, Callable 7/1/19 @ 100, Insured by Assured Guaranty	980	989
Richmond County Hospital Authority Revenue Anticipation Certificates, University Health, Inc., 5.50%, 1/1/36, Callable 1/1/19 @ 100	1,000	989
Spalding County, GO
3.50%, 3/1/13, Insured by Assured Guaranty	1,000	1,068
4.00%, 3/1/15, Insured by Assured Guaranty	1,000	1,089
		4,135
Illinois (4.3%):
Chicago Waterworks Revenue, 5.00%, 11/1/22, Callable 11/1/18 @ 100, AGM	1,000	1,080
Illinois State, Series B, 3.00%, 6/15/17	1,000	980
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, AGM	2,000	2,088
State Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307-A, 5.25%, 6/1/26, Callable 6/1/18 @ 100, Insured by Assured Guaranty	1,000	1,051
		5,199
Indiana (2.5%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage
4.50%, 1/15/17, AGM/State Aid Withholding	250	273
4.50%, 7/15/17, AGM/State Aid Withholding	250	273
Fort Wayne Economic Development Income Tax Revenue, 5.00%, 12/1/28, Callable 6/1/19 @ 100, Insured by Assured Guaranty	500	514
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,609

See notes to schedules of investments

Security Description	Principal Amount	Value
Jeffersonville Industrial Sewage Works Revenue, 3.63%, 1/1/17, AGM	$390	$399
		3,068
Kansas (1.4%):
Wichita Hospital Revenue, VIA Christi Health System, Inc.
3.00%, 11/15/11	500	511
4.00%, 11/15/12	650	684
4.00%, 11/15/18	500	497
		1,692
Louisiana (0.8%):
Louisiana Local Government Environmental Facilities & Community Development Authority, Denham Springs Sewer District Number 1, 5.00%, 12/1/39, Callable 12/1/19 @ 100, Insured by Assured Guaranty	1,000	1,011

Maine (1.2%):
Westbrook, GO
5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC	715	742
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC	730	758
		1,500
Maryland (9.3%):
Maryland State, Series C, GO, 5.00%, 11/1/18	5,000	5,865
State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series A
0.20% (c), 7/1/34, LOC Wachovia Bank N.A.	5,000	5,000
5.13%, 7/1/39, Callable 7/1/19 @ 100	500	496
		11,361
Massachusetts (1.2%):
Springfield Water & Sewer Commission Revenue, Series A, 5.00%, 10/15/10, Insured by Assured Guaranty	475	491
State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/39, Callable 7/1/19 @ 100, Insured by Assured Guaranty	1,000	1,026
		1,517
Michigan (1.8%):
Big Rapids Public School District, GO, 4.00%, 5/1/17, Insured by Assured Guaranty/Q-SBLF	155	163
Ferris State University Revenue, 4.75%, 10/1/24, Callable 10/1/18 @ 100, Insured by Assured Guaranty	830	860
Northview Public Schools District, GO
3.50%, 5/1/10, AGM/Q-SBLF	400	403
4.00%, 5/1/15, AGM/Q-SBLF	250	268
State Building Authority Revenue, Facilities Project, Series 2, 5.00%, 10/15/29, Callable 10/15/13 @ 100, AGC-ICC/MBIA	325	331
West Bloomfield School District, GO, 3.63%, 5/1/17, Insured by Assured Guaranty	175	183
		2,208
Minnesota (0.3%):
Minnesotta Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	325	352

Missouri (0.7%):
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	272
State Health & Educational Facilities Authority Revenue, The Washington University, Series A, 5.38%, 3/15/39, Callable 3/15/18 @ 100	500	542
		814
New Jersey (3.8%):
New Jersey Economic Development Authority Revenue, Series Z, 5.50%, 12/15/34, Callable 12/15/18 @ 100, Insured by Assured Guaranty	500	538

See notes to schedules of investments.

Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	$1,300	$1,396
State Educational Facilities Authority Revenue, Kean University, Series A, 5.50%, 9/1/36, Callable 9/1/19 @ 100, AGC-ICC	950	1,013
State Educational Facilities Authority Revenue, William Paterson University, Series C, 5.00%, 7/1/38, Callable 7/1/18 @ 100, Insured by Assured Guaranty	1,000	1,020
State Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center
4.00%, 7/1/10	290	293
4.00%, 7/1/11	400	411
		4,671
New York (1.5%):
State Dormitory Authority Revenues, Non-State Supported Debt, Health Quest Systems, Series B, 5.13%, 7/1/37, Callable 7/1/17 @ 100, Insured by Assured Guaranty	450	455
State Dormitory Authority Revenues, Personal Income Tax, Series B, 3.25%, 2/15/17	1,335	1,384
		1,839
North Carolina (0.7%):
East Carolina University Revenue, Series A, 5.25%, 11/1/21, AMBAC	750	803

Ohio (8.2%):
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	2,000	2,000
Hamilton County Sewer System Improvements Revenue, Metropolitan Sewer District, Series A, 5.75%, 12/1/25, Callable 6/1/10 @ 101, NATL-RE	450	463
Harrison, GO
5.45%, 12/1/10, NATL-RE/FGIC	150	156
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	262
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,048
Ohio State, Series A, GO, 2.25%, 9/15/12	250	259
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,061
State Water Development Authority Water Pollution Control Revenue, 2.50%, 12/1/15	2,000	2,048
University of Toledo Revenue, Series A, 3.00%, 6/1/14	2,595	2,668
		9,965
Pennsylvania (4.5%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	533
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	530
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBA/State Aid Withholding	250	259
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,176
Mountaintop Area Joint Sanitation Authority Revenue, 5.65%, 12/15/30, Callable 12/15/10 @ 100, NATL-RE	250	262
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B
5.50%, 11/15/24, Callable 11/15/14 @ 100	100	117
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,166
State Turnpike Commission Revenue, Series B, 5.00%, 6/1/29, Callable 6/1/19 @ 100, AGM	1,440	1,481
		5,524
South Carolina (0.7%):
Spartanburg County Regional Health Services District Revenue, Series D, 4.00%, 4/15/17, Insured by Assured Guaranty	350	355

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

University of South Carolina Revenue, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	$500	$509
		864
South Dakota (0.0%):
State Building Authority Revenue, 4.50%, 6/1/28, Callable 6/1/18 @ 100, AGM	25	25

Texas (9.6%):
Austin Public Improvements, GO, 5.38%, 9/1/20, Prerefunded 9/1/10 @ 100 (a)	1,300	1,339
Bexar County, GO, Series A, 4.75%, 6/15/33, Callable 6/15/19 @ 100	1,000	1,006
Forney Independent School District, School Building, GO, Series A, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	958
Frisco Independent School District, School Building, GO, Series A, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,697
Hidalgo County, GO, 5.00%, 8/15/28, Callable 8/15/18 @ 100, Insured by Assured Guaranty	750	788
Humble Independent School District, GO, 3.40%, 6/15/17, PSF-GTD	650	686
North Fort Bend Water Authority System Revenue, 5.00%, 12/15/24, Callable 12/15/19 @ 100, Insured by Assured Guaranty	4,250	4,598
North Texas Tollway Authority Revenue, First Tier, Series K-1, 5.75%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	325	347
Texas Womans University Financing System Revenue, 5.00%, 7/1/28, Callable 7/1/18 @ 100, AGM	250	261
		11,680
Washington (1.0%):
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, AGM/School Board Guaranteed	1,115	1,222

West Virginia (0.6%):
School Building Authority Excess Lottery Revenue, 4.63%, 7/1/23, Callable 7/1/18 @ 100	780	791

Total Municipal Bonds (Cost $108,754)		113,635
Investment Companies (7.1%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.10% (d)	1,000,000	1,000
Fidelity Institutional Tax Exempt Fund, 0.05% (d)	7,664,121	7,664

Total Investment Companies (Cost $8,664)		8,664

Total Investments (Cost $117,418) — 100.2%		122,299

Liabilities in excess of other assets — (0.2)%		(195)

NET ASSETS — 100.0%		$122,104

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)	Security purchased on a “when-issued” basis.

(c)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(d)	Rate disclosed is the daily yield on 1/31/10.

AGC-ICC	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM	Insured by Assured Guaranty Municipal Corporation.

AMBAC	Insured by American Municipal Bond Assurance Corporation.

FGIC	Insured by Financial Guaranty Insurance Company.

GO	General Obligation

GTD	Guaranteed

See notes to schedules of investments.

LLC	Limited Liability Co.

LOC	Letter of Credit

MBIA	Insured by Municipal Bond Insurance Association

NATL-RE	Insured by National Reinsurance Corp.

PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified-School Bond Loan Fund

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.3%)
General Obligations (52.0%):
County, City & Special District (8.1%):
Cincinnati, Series A
3.00%, 12/1/17	$105	$106
4.50%, 12/1/29, Callable 6/1/19 @ 100	450	455
Cleveland, 5.75%, 8/1/12, MBIA	875	976
Erie County, 5.50%, 10/1/20, Prerefunded 10/1/10 @ 100, FGIC	250	259
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,219
North Royalton, 4.40%, 12/1/23, Callable 12/1/18 @ 100	500	516
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	824
Summit County, Series R
5.50%, 12/1/13, FGIC	250	287
5.50%, 12/1/16, FGIC	535	627
5.50%, 12/1/17, FGIC	930	1,092
5.50%, 12/1/18, FGIC	1,095	1,281
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC (a)	1,305	1,434
Warren County Special Assessment, 6.55%, 12/1/14	450	511
		9,587

Public Facilities (Convention, Sport, Public Buildings) (0.6%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	702

Public Improvements (6.2%):
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	538
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, Insured by Assured Guaranty	185	206
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	392
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	548
State Infrastructure, Series A, 3.13%, 8/1/19	2,000	1,966
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,246
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	432
		7,328

Schools & Educational Services (35.5%):
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	528
Buckeye Valley Local School District, Delaware County, School Facilities, Construction & Improvement, 5.00%, 12/1/36, Callable 12/1/18 @ 100, Insured by Assured Guaranty	335	340
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,333
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,449
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,858
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	988
Columbus City School District, 4.50%, 12/1/24, Callable 12/1/17 @ 100, AGM	355	366
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	535
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, AGM	955	1,011
3.75%, 12/1/17, AGM	1,245	1,304
0.00%, 12/1/21, AGM	1,455	888
0.00%, 12/1/23, AGM	1,455	793
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,158
Hamilton City School District Improvements, Series A
5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,305
6.15%, 12/1/16, State Aid Withholding	600	724
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, AGM	1,500	1,568

See notes to schedules of investments.

Security Description	Principal Amount	Value
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	$1,575	$1,726
Lima City School District
6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,105
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	31
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,352
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	243
Marysville Exempt Village School District
5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	659
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	767
Marysville Exempted Village School Disctrict, 3.50%, 12/1/10, AGM	1,005	1,031
Milford Exempt Village School District, School Improvement
4.75%, 12/1/26, Callable 6/1/17 @ 100, AGM	500	511
5.50%, 12/1/30, AGM	325	382
Minerva Local School District
5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,423
5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,484
Nordonia Hills City School District
5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,580
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,581
Ohio Schools, Series A, 4.00%, 9/15/18 (a)	3,000	3,222
Ohio State Higher Education, Series A, 3.00%, 8/1/18	1,400	1,393
Sidney City School District, 4.70%, 12/1/11, FGIC	200	213
Sylvania City School District, School Improvement
3.97%, 12/1/17, Insured by Assured Guaranty	1,040	789
5.00%, 12/1/32, Callable 6/1/17 @ 100, Insured by Assured Guaranty	2,000	2,053
Vandalia Butler City School Disrtict, School Improvement, 5.00%, 12/1/29, Callable 6/1/19 @ 100	1,000	1,047
Worthington City School District, 6.00%, 12/1/11, FGIC	2,255	2,474
		42,214
Transportation (0.9%):
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,125

Utilities (Sewers, Telephone, Electric) (0.7%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	225	258
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	578
		836
		61,792
Revenue Bonds (47.3%):
Hospitals, Nursing Homes & Health Care (10.4%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A
5.00%, 1/1/11	500	508
5.00%, 1/1/14	430	448
Franklin County Hospital Revenue, Nationwide Children’s Hospital, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,502
Franklin County Hospital Revenue, The Children’s Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,427
Lorain County Hospital Revenue, Catholic Healthcare, Series C2, 5.00%, 4/1/33, Callable 5/9/18 @ 100, AGM	250	247
Lorain County, Hospital Facilities Revenue, Catholic Healthcare Partners, 5.00%, 2/1/29, Callable 5/13/18 @ 101, Insured by Assured Guaranty	1,000	1,009
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,793
Ross County Hospital Revenue, Adena Health System, 5.25%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	2,340	2,345
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	521

See notes to schedules of investments.

Security Description	Principal Amount	Value
State Hospital Facility Revenue, Cleveland Clinic Foundation, Series A, 5.50%, 1/1/39, Callable 1/1/19 @ 100	$2,500	$2,589
		12,389
Housing (3.2%):
State Housing Finance Agency, Capital Fund Revenue, Series A
4.50%, 4/1/11, AGM	695	727
5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM (a)	3,000	3,153
		3,880
Public Improvements (7.7%):
Cleveland Airport System Revenue, Series C
4.00%, 1/1/15, Insured by Assured Guaranty	1,000	1,056
5.00%, 1/1/27, Callable 1/1/19 @ 100, Insured by Assured Guaranty	2,500	2,556
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	650
Wadsworth Income Tax Revenue, Community Centre Project, 4.50%, 12/1/38, Callable 6/1/2019 @ 100 (b)	5,000	4,889
		9,151
Schools & Educational Services (19.0%):
Cincinnati Technical College
5.00%, 10/1/10, AMBAC	500	512
5.00%, 10/1/12, AMBAC	650	700
Kent State University Revenue, Series B, 5.00%, 5/1/28, Callable 5/1/19 @ 100, Insured by Assured Guaranty	5,000	5,202
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	435
5.00%, 11/15/13	250	277
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	448
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	355
State Higher Educational Facility Commission Revenue, Kenyon College Project, 4.75%, 7/1/39, Callable 7/1/10 @ 100 (b)	2,500	2,412
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	650
State University General Receipts, Series A, 3.00%, 12/1/17	5,000	5,054
University of Toledo General Receipts Bonds, Series A
3.25%, 6/1/11, Insured by Assured Guaranty	275	285
3.50%, 6/1/16	2,260	2,307
Youngstown State University General Receipts
4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,240
4.00%, 12/15/16, Insured by Assured Guaranty	500	526
4.13%, 12/15/17, Insured by Assured Guaranty	435	456
4.38%, 12/15/18, Insured by Assured Guaranty	685	719
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,058
		22,636
Transportation (1.3%):
Cleveland Airport Systems Revenue, Series C, 5.00%, 1/1/31, Callable 1/1/17 @ 100, AGM	1,500	1,508
Utilities (Sewers, Telephone, Electric) (1.7%):
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	308
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	965	965
Hamilton Electric Revenue, Series A, 4.38%, 10/1/27, Callable 10/1/19 @ 100, Insured by Assured Guaranty	480	474
Hamilton Gas System Revenue, 4.50%, 10/15/28, Callable 10/15/19 @ 100, Insured by Assured Guaranty	250	248
		1,995
Utilities-Water (4.0%):
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC	1,250	1,253
Avon Lake Water System Revenue

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Series A
5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	$420	$435
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	461
Napoleon Water System Revenue, 3.75%, 12/1/13, AGM	140	149
State Water Development Authority Water Pollution Control Revenue, 2.50%, 12/1/15	1,250	1,280
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, AGM	645	710
5.00%, 12/1/18, Callable 12/1/12 @ 101, AGM	430	460
		4,748
		56,307

Total Municipal Bonds (Cost $112,449)		118,099

Investment Companies (6.0%)
Touchstone Ohio Money Market, 0.01%(c)	7,084,877	7,085

Total Investment Companies (Cost $7,085)		7,085

Total Investments (Cost $119,534) (d) — 105.3%		125,184

Liabilities in excess of other assets — (5.3)%		(6,263)

NET ASSETS — 100.0%		$118,921

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)	Security purchased on a “when-issued” basis.

(c)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(d)	Represents cost for financial reporting and federal income tax purposes.

AGC-ICC	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM	Insured by Assured Guaranty Municipal Corporation.

AMBAC	Insured by American Municipal Bond Assurance Corporation.

FGIC	Insured by Financial Guaranty Insurance Company.

MBIA	Insured by Municipal Bond Insurance Association

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Money Market Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.8%)
Ohio (93.8%):
Akron Bath Copley, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, 0.16% (a), 11/1/34, LOC Bank One N.A.	$11,865	$11,865
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series A 0.20% (a), 10/1/31, LOC Bank of America N.A.	7,835	7,835
Series B 0.20% (a), 10/1/31, LOC JPMorgan Chase & Co.	850	850
Series C 0.20% (a), 10/1/31, LOC Wachovia Bank N.A.	3,650	3,650
Series D 0.22% (a), 10/1/31, LOC Wachovia Bank N.A.	3,250	3,250
Butler County, Health Care Facilities Revenue, Colonial Senior Services, Inc. Project, 0.21% (a), 7/1/24, LOC U.S. Bank N.A.	3,600	3,600
Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, 0.20% (a), 9/1/37, LOC JPMorgan Chase Bank	1,775	1,775
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 0.20% (a), 3/1/34, LOC U.S. Bank N.A.	1,060	1,060
Crestline Exempt Village School District, GO, BAN, 2.50%, 3/31/10, School District Credit Program	4,900	4,911
Englewood, IDR, YMCA Dayton Project, Series A, 0.60% (a), 3/1/27, LOC Bank One N.A.	3,525	3,525
Fairborn, GO, BAN, 2.00%, 9/30/10	1,200	1,207
Forest Park, GO, BAN, 1.65%, 11/1/10	2,500	2,511
Franklin County, EDR, Columbus Electric Funded Project, 0.21% (a), 4/1/21, LOC Bank One N.A.	1,150	1,150
Franklin County, IDR, Bricker & Eckler, 0.29% (a), 11/1/14, LOC Bank One Columbus N.A.	205	205
Geauga County Health Care Facilities Revenue, Heather Hill, Inc., Series A, 0.18% (a), 7/1/23, LOC JPMorgan Chase Bank	4,365	4,365
Greene County, GO, BAN, Series C, 1.38%, 6/22/10	4,352	4,357
Hamilton County, EDR, 0.24% (a), 11/1/21, LOC Fifth Third Bank	11,800	11,800
Hamilton County, Hospital Facilities Revenue, Beechwood Home for the Incurables Project, 0.21% (a), 7/1/22, LOC Star Bank	2,200	2,200
Hamilton County, Hospital Facilities Revenue, Children’s Hospital Medical Center, 0.20% (a), 5/15/28, LOC JPMorgan Chase Bank	4,700	4,700
Hilliard, IDR, National Sign, 1.17% (a), 12/1/19, LOC Bank One N.A., AMT	1,650	1,650
Kent State University Revenue, General Receipts, Series B, 0.18% (a), 5/1/32, LOC Bank of America N.A.	7,500	7,500
Lake County, GO, BAN, 1.13%, 8/5/10	1,800	1,803
Lima Hospital Revenue, Lima Memorial Hospital Project, 0.20% (a), 6/1/33, LOC Bank One N.A.	1,355	1,355
Lorain County, IDR, Malt Properties Ltd. Project, 0.20% (a), 4/1/34, LOC Bank One N.A., AMT	3,836	3,836
Lucas County Hospital Revenue, ProMedica Healthcare, Series A, 0.17% (a), 11/15/34, LOC UBS AG	2,550	2,550
Lucas County, Hospital Revenue, Bay Park Community Hospital, Series B, 0.13% (a), 11/15/40, LOC UBS AG	12,400	12,400
Mason, IDR, Crane Plastics Co., 0.34% (a), 2/1/33, LOC U.S. Bank N.A., AMT	3,700	3,700
Mentor-on-the-Lake, GO, BAN, 2.13%, 6/23/10	1,015	1,016
Miami County, GO, BAN, 1.25%, 5/14/10	1,250	1,252
Monroe, Tax Increment Revenue, Corridor 75 Park Ltd. Project, 0.21% (a), 12/1/18, LOC National City Bank	1,850	1,850
Montgomery County, EDR, Benjamin & Marian Project, Series B, 0.24% (a), 8/1/16, LOC National City Bank	1,300	1,300
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 0.25% (a), 4/1/38, FHLB	4,205	4,205

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Ohio Air Quality Development Authority Revenue, Series D, 0.20% (a), 2/1/26	$3,570	$3,570
Ohio State, 0.20% (a), 3/15/25, State of Ohio Enhanced	5,000	5,000
Ohio State Higher Educational Facility Commission Revenue, University Hospitals Health System, Inc., Series C, 0.14% (a), 1/15/35, LOC Wells Fargo Bank N.A.	7,000	7,000
Ohio State Higher Educational Facility Revenue, Case Western Reserve University, Series B-1, 0.20% (a), 12/1/44, LOC Bank of America N.A.	1,050	1,050
Ohio State University General Receipts
0.17% (a), 12/1/27	2,300	2,300
Series B 0.16% (a), 12/1/28	4,000	4,000
Salem Hospital Revenue, Salem Community Hospital, 0.20% (a), 9/1/35, LOC JPMorgan Chase Bank	5,950	5,950
Seven Hills, GO, BAN, 1.55%, 8/17/10	2,850	2,858
Solon, GO, BAN, 1.13%, 11/18/10	1,175	1,179
State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Nuclear Generation Corp., Series B, 0.20% (a), 1/1/34, LOC Barclays Bank PLC	400	400
State Higher Educational Facility Revenue, Cleveland Institute of Music Project, 0.19% (a), 5/1/30, LOC National City Bank	2,400	2,400
State Pollution Control Revenue, Air Project, 0.20% (a), 5/1/22, LOC BP Amoco	700	700
State Solid Waste Revenue, BP Chemical, Inc. Project, 0.19% (a), 8/1/34, AMT	1,900	1,900
State Solid Waste Revenue, BP Exploration & Oil Project
0.19% (a), 2/1/33, AMT	1,700	1,700
0.19% (a), 8/1/34, AMT	1,300	1,300
0.19% (a), 8/1/34, AMT	650	650
State Solid Waste Revenue, BP Products North America, Series B, 0.19% (a), 8/1/34, AMT	1,130	1,130
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 0.25% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700
State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Generation Corp., Series A, 0.20% (a), 5/15/19, LOC Barclays Bank PLC	200	200
Toledo, City Services Special Assessment Notes
0.19% (a), 6/1/10, LOC State Street B&T Co.	2,000	2,000
0.19% (a), 12/1/10, LOC State Street B&T Co.	3,000	3,000
Wood County, Hospital Facilities Revenue, Refunding & Improvement, Hospital Association Project, 0.22% (a), 3/1/39, LOC JPMorgan Chase Bank	5,000	5,000
		174,220

Total Municipal Bonds (Amortized Cost $174,220)		174,220

Investment Companies (5.3%)
BlackRock Ohio Municipal Money Market, 0.10% (a)	9,921,398	9,921

Total Investment Companies (Amortized Cost $9,921)		9,921

Total Investments (Amortized Cost $184,141) (b) — 99.1%		184,141

Other assets in excess of liabilities — 0.9%		1,730

NET ASSETS — 100.0%		$185,871

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(b)	Represents cost for financial reporting and federal income tax purposes.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

See notes to schedules of investments.

EDR	Economic Development Revenue

FHLB	Insured by Federal Home Loan Bank

GO	General Obligation

IDR	Industrial Development Revenue

LOC	Letter of Credit

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Prime Obligations Fund	January 31, 2010
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value*
Certificates of Deposit (7.5%)
Abbey National Treasury Services PLC, Series 1, 0.61% (a), 7/12/10	$5,000	$5,000
Barclays Bank PLC NY, 0.77%, 1/13/11	5,000	5,000
BNP Paribas, 0.28%, 7/8/10	5,000	5,000
Natixis Finance Co., 0.52% (a), 2/8/11	5,000	5,000
Royal Bank of Scotland PLC, 0.60% (a), 2/8/11	5,000	5,000
Societe Generale NY
0.19%, 2/12/10	10,000	10,000
0.30% (a), 1/14/11	4,000	4,000

Total Certificates of Deposit (Amortized Cost $39,000)		39,000

Commercial Paper (16.6%)
Campbell Soup Co., 0.70% (b), 7/26/10 (c)	5,000	4,983
Citigroup Funding, Inc., 0.17% (b), 2/3/10	13,000	13,000
Coca-Cola Co., 0.76% (b), 6/2/10 (c)	5,000	4,987
Dexia Delaware LLC, 0.28% (b), 2/16/10	19,000	18,998
E.I. du Pont de Nemours & Co., 0.55% (b), 9/20/10 (c)	5,000	4,982
Honeywell International, Inc., 0.71% (b), 7/1/10 (c)	5,000	4,986
Natixis Finance Co., 0.18% (b), 2/5/10	6,000	6,000
Pfizer, Inc., 0.55% (b), 2/9/10 (c)	5,300	5,299
Standard Chartered Bank, 0.21% (b), 2/12/10 (c)	15,000	14,999
Straight-A Funding LLC
0.17% (b), 2/16/10 (c)	4,000	4,000
0.17% (b), 4/1/10 (c)	4,000	3,999

Total Commercial Paper (Amortized Cost $86,233)		86,233

Corporate Bonds (16.2%)
Goldman Sachs Group, Inc., 0.35% (a), 6/28/10 , MTN	6,000	5,983
AFCO, Inc., 0.63% (a), 10/29/10	21,000	21,000
Bear Stearns Cos. LLC, Series B, 0.39% (a), 5/18/10 , MTN	5,000	4,997
BellSouth Corp., 4.23%, 4/26/10 (c)	5,000	5,028
Caterpillar Financial Services Corp., 4.30%, 6/1/10	2,500	2,532
General Electric Capital Corp., 0.31% (a), 4/5/10 , MTN	6,000	5,997
GlaxoSmithKline Capital, Inc., 0.90% (a), 5/13/10	4,000	4,008
Goldman Sachs Group, Inc., 6.88%, 1/15/11	4,000	4,239
Gryphon Funding Ltd., 8/5/10 (d)(e)(f)(g)	11,561	6,243
Gulf Power Co., Series 09-A, 0.35% (a), 6/28/10	2,500	2,500
Hewlett-Packard Co., 0.31% (a), 6/15/10	5,000	5,002
IBM International Group Capital LLC, 0.50% (a), 9/24/10 (c)	7,000	7,000
Morgan Stanley
2.37% (a), 5/14/10, MTN	2,300	2,291
8.00%, 6/15/10	1,300	1,336
Sabri Arac, Series 2005, 0.23% (a), 10/1/35	2,395	2,395
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (d)(e)(g)(h)	6,205	—
Wachovia Corp., Series G
0.31% (a), 7/26/10, MTN	2,100	2,088
0.32% (a), 7/26/10, MTN	1,600	1,592

Total Corporate Bonds (Amortized Cost $88,499)		84,231

Municipal Bonds (13.9%)
California State Department of Water Resources Supply Revenue
Series C-1, 0.20% (a), 5/1/22, LOC Dexia Credit Local	8,000	8,000
Series C-5, 0.20% (a), 5/1/22, LOC Dexia Credit Local	5,000	5,000
California State, GO, Series B-4, 0.20% (a), 5/1/34, LOC Citibank N.A.	4,200	4,200
Chattanooga Industrial Development Board Revenue, BlueCross BlueShield of Tennessee, Inc., 0.28% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000

See notes to schedules of investments.

Security Description	Principal Amount	Value*
Clackamas County Ore Hospital Facilities Authority Revenue, Legacy Health System, Series B, 0.16% (a), 6/1/37, LOC U.S. Bank NA	$3,500	$3,500
Illinois Finance Authority Revenue, Carle Foundation, Series D, 0.15% (a), 2/15/33, LOC JPMorgan Chase Bank	3,875	3,875
New York Citi Housing Development Corp., Multifamily Mortgage Revenue, QFC Owner LLC, Series A, 0.27% (a), 6/1/42, LOC Citibank N.A., AMT	6,000	6,000
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	1,700	1,765
New York Liberty Development Corp. Liberty Revenue, World Trade Center Project, Series B, 0.14% (a), 12/1/49, LOC JPMorgan Chase Bank	2,545	2,545
Rhode Island Student Loan Authority Revenue, Series C-2, 0.37% (a), 7/1/48, LOC Dexia Credit Local, AMT	11,700	11,700
San Jose Financing Authority Revenue, Series F, 0.23% (a), 6/1/34, LOC Bank of America N.A.	5,000	5,000
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.29% (a), 4/1/24, LOC Bank of America N.A., AMT	3,700	3,700
Wayne County Airport Authority Revenue, Series D, 0.20% (a), 12/1/21, LOC Wachovia Bank N.A.	2,200	2,200

Total Municipal Bonds (Amortized Cost $72,484)		72,485

Repurchase Agreement (12.5%)
Goldman Sachs Group, Inc., 0.12%, 2/1/10 (Date of agreement 1/29/10, Proceeds at maturity $64,901, collateralized by U.S. Government Securities, 2.00%-4.80%, 2/11/11-1/22/24, market value $66,198)	64,900	64,900

Total Repurchase Agreements (Amortized Cost $64,900)		64,900

U.S. Government Agency Securities (24.1%)
Federal Farm Credit Bank, 0.40% (a), 6/1/10	50,000	50,000
Federal Home Loan Bank
0.40%, 12/27/10, Callable 6/7/10 @ 100	10,000	10,000
0.43% (a), 4/28/10	15,000	15,001
0.60%, 7/26/10	20,000	19,993
0.70%, 5/13/10	12,000	12,000
Series 2 0.50%, 10/28/10, Callable 4/28/10 @ 100	3,000	3,000
Federal National Mortgage Assoc.
0.14% (a), 7/13/10	8,000	7,999
0.46% (b), 12/27/10	7,000	6,970

Total U.S. Government Agency Securities (Amortized Cost $124,963)		124,963

U.S. Treasury Obligations (8.3%)
U.S. Treasury Bills
0.50% (b), 4/1/10	30,000	29,976
0.59% (b), 4/8/10	8,000	7,991

See notes to schedules of investments.

Security Description	Principal Amount	Value*
U.S. Treasury Notes, 0.88%, 1/31/11	$5,000	$5,024

Total U.S. Treasury Obligations (Amortized Cost $42,991)		42,991

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, expires March 31, 2010 (See Note 4 in Notes to Schedules of Portfolio Investments)	—	—

Total Other (Amortized Cost $—)		—

Total Investments (Amortized Cost $519,070) — 99.1%		514,803

Other assets in excess of liabilities — 0.9%		4,582

NET ASSETS — 100.0%		$519,385

*	Value represents amortized cost except for security notes with footnote (d).

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets
Gryphon Funding Ltd., 8/5/10	7/17/08	$4,302	$11,561	$6,243	1.2%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	6,209	6,205	—	—

(e)

Supported by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, as discussed more fully in the Notes to Schedules of Portfolio Investments. Security is the fair valued in accordance with procedures approved by the Board of Trustees and represents 1.2% of net assets as of 1/31/10.

(f)	Non-income producing security.

(g)	Security is issued by a structured investment vehicle.

(h)	Security is in default.

AMT	Subject to alternative minimum tax

GO	General Obligation

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (7.4%)
General Electric Capital Corp., 0.11% (a), 2/1/10	$33,111	$33,111

Total Commercial Paper (Amortized Cost $33,111)		33,111

Common Stocks (92.0%)
Automotive (0.8%):
Rush Enterprises, Inc., Class A (b)(c)	305,000	3,465

Automotive Parts (0.7%):
ATC Technology Corp. (b)	153,000	3,346

Banks (6.3%):
First Midwest Bancorp, Inc.	211,900	2,791
First Niagara Financial Group, Inc.	372,000	5,108
IBERIABANK Corp. (c)	67,000	3,580
Independent Bank Corp. (c)	206,500	4,811
PacWest Bancorp (c)	253,000	5,250
Prosperity Bancshares, Inc. (c)	106,000	4,274
Umpqua Holdings Corp.	207,000	2,558
		28,372
Building Materials (1.4%):
Sterling Constructioin Co., Inc. (b)	175,000	3,328
Texas Industries, Inc. (c)	88,000	2,987
		6,315
Chemicals (3.9%):
A. Schulman, Inc. (c)	231,176	5,206
Innophos Holdings, Inc.	185,500	3,628
Olin Corp. (c)	306,000	5,049
Sensient Technologies Corp.	144,000	3,737
		17,620
Commercial Services (6.4%):
Checkpoint Systems, Inc. (b)(c)	227,576	3,650
Comfort Systems USA, Inc. (c)	390,000	4,575
Diebold, Inc. (c)	146,000	3,879
Fair Isaac Corp. (c)	212,000	4,649
G & K Services, Inc., Class A (c)	157,000	3,925
Steiner Leisure Ltd. (b)(c)	121,000	4,821
Viad Corp. (c)	173,025	3,414
		28,913
Computers & Peripherals (3.8%):
CACI International, Inc., Class A (b)(c)	96,000	4,605
Electronics for Imaging, Inc. (b)	393,000	4,555
Manhattan Associates, Inc. (b)(c)	180,000	3,774
MTS Systems Corp. (c)	165,589	4,261
		17,195
E-Commerce & Services (0.7%):
Monster Worldwide, Inc. (b)(c)	205,000	3,196

Electrical Components & Equipment (1.8%):
Anixter International, Inc. (b)(c)	102,000	4,252
Thomas & Betts Corp. (b)(c)	107,000	3,612
		7,864
Electrical Equipment (0.8%):
Regal-Beloit Corp.	72,000	3,413

Electronics (1.0%):
Benchmark Electronics, Inc. (b)	192,000	3,498

See notes to schedules of investments.

Security Description	Shares	Value
Orbotech Ltd. (b)	98,300	$891
		4,389
Engineering (0.8%):
EMCOR Group, Inc. (b)	155,000	3,729

Entertainment (0.9%):
Callaway Golf Co. (c)	516,000	3,849

Financial Services (1.7%):
Affiliated Managers Group, Inc. (b)(c)	67,000	4,058
Knight Capital Group, Inc., Class A (b)	234,000	3,660
		7,718
Food Processing & Packaging (2.0%):
Corn Products International, Inc.	165,687	4,709
Spartan Stores, Inc. (c)	315,000	4,265
		8,974
Health Care (2.1%):
Greatbatch, Inc. (b)	180,000	3,537
Hill-Rom Holdings, Inc.	157,000	3,669
Symmetry Medical, Inc. (b)	273,000	2,435
		9,641
Insurance (7.7%):
American Financial Group, Inc.	173,000	4,292
Arthur J. Gallagher & Co.	200,000	4,510
Hanover Insurance Group, Inc. (The)	45,000	1,909
Max Re Capital Ltd. (c)	102,000	2,297
Platinum Underwriters Holdings Ltd. (c)	133,000	4,822
Safety Insurance Group, Inc.	119,000	4,165
StanCorp Financial Group, Inc.	93,000	3,997
White Mountains Insurance Group Ltd.	14,000	4,487
Zenith National Insurance Corp. (c)	143,000	3,990
		34,469
Machine-Diversified (1.7%):
Kadant, Inc. (b)	277,020	4,216
Kennametal, Inc.	147,000	3,599
		7,815
Machinery-Construction & Mining (1.3%):
Astec Industries, Inc. (b)(c)	125,000	3,111
Layne Christensen Co. (b)	102,000	2,584
		5,695
Manufacturing-Diversified (4.1%):
A.O. Smith Corp.	101,000	4,301
American Woodmark Corp. (c)	172,000	3,468
Barnes Group, Inc.	178,000	2,855
Lincoln Electric Holdings, Inc.	75,000	3,662
Teleflex, Inc.	69,000	3,944
		18,230
Manufacturing-Miscellaneous (1.3%):
AptarGroup, Inc.	96,500	3,424
Portec Rail Products, Inc.	202,000	2,206
		5,630
Medical Equipment & Supplies (0.8%):
CONMED Corp. (b)	20,500	441
Cooper Companies, Inc. (The)	94,000	3,320
		3,761

See notes to schedules of investments.

Security Description	Shares	Value
Metal Fabrication (1.2%):
Mueller Industries, Inc. (c)	216,000	$5,311

Oil & Gas Exploration-Production & Services (4.4%):
Cimarex Energy Co.	55,000	2,707
Mariner Energy, Inc. (b)	282,000	4,075
Patterson-UTI Energy, Inc. (c)	293,000	4,500
Penn Virginia Corp.	234,000	5,679
St. Mary Land & Exploration Co.	81,606	2,615
		19,576
Oil Marketing & Refining (1.1%):
Holly Corp.	182,000	4,750

Oilfield Services & Equipment (3.4%):
Cal Dive International, Inc. (b)	490,000	3,450
RPC, Inc. (c)	371,000	4,582
Superior Energy Services, Inc. (b)(c)	186,000	4,272
Tesco Corp. (b)	217,800	2,847
		15,151
Pharmaceuticals (1.6%):
Kendle International, Inc. (b)(c)	7,941	161
Pharmaceutical Product Development, Inc.	249,000	5,816
PharMerica Corp. (b)	63,000	1,026
		7,003
Real Estate Investment Trusts (3.9%):
Education Realty Trust, Inc.	559,000	2,952
Franklin Street Properties Corp. (c)	258,000	3,240
Healthcare Realty Trust, Inc.	175,000	3,670
LaSalle Hotel Properties (c)	61,000	1,229
PS Business Parks, Inc.	62,000	2,969
Washington Real Estate Investment Trust (c)	139,000	3,640
		17,700
Restaurants (1.5%):
Bob Evans Farms, Inc.	116,000	3,237
Jack in the Box, Inc. (b)	182,000	3,551
		6,788
Retail-Apparel/Shoe (1.5%):
Brown Shoe Co., Inc. (c)	303,000	3,712
Maidenform Brands, Inc. (b)	210,000	3,139
		6,851
Retail-Discount (1.0%):
BJ’s Wholesale Club, Inc. (b)	138,000	4,663

Retail-Specialty Stores (2.0%):
Cato Corp., Class A	248,000	5,072
PetMed Express, Inc. (c)	210,000	3,870
		8,942
Schools & Educational Services (0.7%):
Universal Technical Institute, Inc. (b)(c)	183,000	3,362

Semiconductors (4.3%):
ATMI, Inc. (b)	251,000	4,211
Fairchild Semiconductor International, Inc. (b)	360,571	3,238
MKS Instruments, Inc. (b)(c)	276,500	4,590
Sigma Designs, Inc. (b)(c)	346,000	3,844
Standard Microsystems Corp. (b)	164,000	3,272
		19,155

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Software & Computer Services (0.9%):
SRA International, Inc., Class A (b)(c)	244,000	$4,202

Staffing (2.8%):
Adminstaff, Inc.	139,000	3,175
AMN Healthcare Services, Inc. (b)	435,000	3,784
Heidrick & Struggles International, Inc. (c)	116,000	2,950
Korn/Ferry International (b)(c)	185,000	2,738
		12,647
Telecommunications (1.1%):
Aviat Networks, Inc. (b)	664,000	4,774

Transportation Services (4.2%):
Alexander & Baldwin, Inc. (c)	112,000	3,578
Arkansas Best Corp.	173,000	3,900
Celadon Group, Inc. (b)(c)	318,396	3,127
GATX Corp. (c)	172,000	4,510
Genesee & Wyoming, Inc., Class A (b)(c)	120,000	3,536
		18,651
Utilities-Electric (2.4%):
ALLETE, Inc. (c)	141,000	4,413
NorthWestern Corp. (c)	154,000	3,765
RRI Energy, Inc. (b)	552,000	2,733
		10,911

Utilities-Natural Gas (2.0%):
Energen Corp.	97,000	4,263
WGL Holdings, Inc. (c)	142,000	4,506
		8,769

Total Common Stocks (Cost $376,395)		412,805

Short-Term Securities Held as Collateral for Securities Lending (21.5%)
Pool of various securities for Victory Funds	$96,438	96,284

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $96,438)		96,284

Total Investments (Cost $505,944) — 120.9%		542,200

Liabilities in excess of other assets — (20.9)%		(93,874)

NET ASSETS — 100.0%		$448,326

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (0.8%)
General Electric Capital Corp., 0.11% (a), 2/1/10	$8,695	$8,695

Total Commercial Paper (Amortized Cost $8,695)		8,695

Common Stocks (96.7%)
Aerospace/Defense (0.5%):
Hexcel Corp. (b)(c)	513,462	5,648

Airlines (1.1%):
Southwest Airlines Co.	1,029,454	11,664

Automotive Parts (1.9%):
BorgWarner, Inc. (b)	588,156	20,638

Banks (2.7%):
Comerica, Inc. (c)	681,300	23,511
SunTrust Banks, Inc. (c)	247,500	6,022
		29,533
Beverages (0.6%):
Coca Cola Enterprises, Inc.	326,500	6,592

Brokerage Services (1.3%):
Waters Corp. (b)(c)	247,000	14,074

Building Materials (1.7%):
Lennox International, Inc.	210,000	8,026
Martin Marietta Materials, Inc.	69,200	5,479
Owens Corning, Inc. (b)(c)	169,000	4,349
		17,854
Chemicals (1.8%):
PPG Industries, Inc. (c)	337,000	19,775

Coal (0.5%):
Arch Coal, Inc. (c)	267,250	5,631

Commercial Services (0.8%):
Cintas Corp. (c)	355,298	8,922

Computers & Peripherals (0.9%):
Brocade Communications Systems, Inc. (b)	1,457,000	10,010

Consumer Products (1.1%):
Church & Dwight Co., Inc. (c)	200,700	12,100

Containers & Packaging (1.3%):
Owens-Illinois, Inc. (b)	504,600	13,735

Cosmetics & Toiletries (0.9%):
Avon Products, Inc.	327,300	9,865

Electrical Equipment (2.7%):
American Superconductor Corp. (b)	268,000	10,189
AMETEK, Inc.	525,000	19,131
		29,320
Engineering (2.1%):
URS Corp. (b)	500,000	22,440

Entertainment (0.5%):
Dolby Laboratories, Inc., Class A (b)(c)	110,000	5,536

Financial Services (6.6%):
Affiliated Managers Group, Inc. (b)(c)	189,250	11,463
Ameriprise Financial, Inc.	303,100	11,591
Equifax, Inc.	210,000	6,720
H&R Block, Inc. (c)	878,134	18,897

See notes to schedules of investments.

Security Description	Shares	Value
Jefferies Group, Inc. (b)(c)	315,000	$8,045
TD AMERITRADE Holding Corp. (b)(c)	847,000	15,043
		71,759
Food Processing & Packaging (1.8%):
J.M. Smucker Co.	329,700	19,805

Home Builders (1.4%):
Pulte Homes, Inc. (b)(c)	1,393,684	14,662

Hotels & Motels (1.5%):
Starwood Hotels & Resorts Worldwide, Inc. (c)	502,561	16,745

Insurance (3.2%):
Lincoln National Corp.	725,000	17,821
StanCorp Financial Group, Inc. (c)	399,000	17,149
		34,970
Internet Business Services (4.4%):
McAfee, Inc. (b)	394,000	14,854
Open Text Corp. (b)	306,000	12,063
Symantec Corp. (b)(c)	1,203,672	20,402
		47,319
Machine-Diversified (1.4%):
Roper Industries, Inc. (c)	305,500	15,299

Manufacturing-Diversified (1.9%):
Tyco International Ltd.	580,000	20,549

Manufacturing-Miscellaneous (0.3%):
Trinity Industries, Inc. (c)	202,808	3,172

Media (1.1%):
Discovery Communications, Inc., Class A (b)	415,300	12,318

Medical Supplies (1.9%):
Patterson Cos., Inc. (b)(c)	480,000	13,709
St. Jude Medical, Inc. (b)	179,100	6,757
		20,466
Medical-Information Systems (1.1%):
Cerner Corp. (b)	150,000	11,348

Mining (1.8%):
Agnico-Eagle Mines Ltd. (c)	176,600	8,948
Cliffs Natural Resources, Inc. (c)	262,550	10,489
		19,437
Oil & Gas Exploration-Production & Services (5.1%):
ENSCO International PLC, Sponsored ADR	275,500	10,753
Newfield Exploration Co. (b)	331,200	16,209
Noble Energy, Inc. (c)	233,700	17,280
Ultra Petroleum Corp. (b)(c)	244,850	11,248
		55,490
Oilfield Services & Equipment (2.4%):
Cameron International Corp. (b)	423,000	15,930
Weatherford International Ltd. (b)	626,000	9,816
		25,746
Pharmaceuticals (3.9%):
AmerisourceBergen Corp. (c)	824,300	22,470
Forest Laboratories, Inc. (b)	684,550	20,290
		42,760
Real Estate Investment Trusts (4.6%):
Corporate Office Property Trust (c)	385,950	13,774

See notes to schedules of investments.

Security Description	Shares	Value
Digital Realty Trust, Inc.	379,304	$18,207
HCP, Inc. (c)	639,585	18,132
		50,113
Restaurants (0.8%):
Panera Bread Co., Class A (b)(c)	124,500	8,892

Retail-Department Stores (2.6%):
Kohl’s Corp. (b)	337,000	16,975
Nordstrom, Inc. (c)	310,500	10,724
		27,699
Retail-Specialty Stores (2.9%):
Bed Bath & Beyond, Inc. (b)(c)	398,179	15,409
Dick’s Sporting Goods, Inc. (b)(c)	715,000	15,995
		31,404
Savings & Loans (2.2%):
New York Community Bancorp, Inc.	1,597,000	24,003

Semiconductors (6.3%):
Altera Corp.	833,000	17,759
Cypress Semiconductor Corp. (b)(c)	1,089,669	10,951
Maxim Integrated Products, Inc. (c)	911,024	15,925
Micron Technology, Inc. (b)(c)	1,400,000	12,208
Microsemi Corp. (b)(c)	755,401	11,286
		68,129
Staffing (1.0%):
Robert Half International, Inc. (c)	416,500	11,212

Steel (2.0%):
AK Steel Holding Corp. (c)	559,100	11,372
Precision Castparts Corp.	102,000	10,736
		22,108
Telecommunications (1.1%):
Ciena Corp. (b)(c)	900,000	11,475

Telecommunications-Services & Equipment (2.3%):
Harris Corp.	360,000	15,451
MasTec, Inc. (b)	729,900	8,971
		24,422
Toys (1.8%):
Hasbro, Inc. (c)	645,000	19,705

Transportation Services (1.0%):
Expeditors International of Washington, Inc.	325,035	11,084

Utilities-Electric (4.7%):
MDU Resources Group, Inc.	800,000	17,616
NRG Energy, Inc. (b)	814,000	19,625
Wisconsin Energy Corp.	272,000	13,312
		50,553
Utilities-Natural Gas (1.2%):
Southern Union Co.	598,300	13,187

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Total Common Stocks (Cost $863,541)		1,049,168

Exchange Traded Funds (1.7%)
Midcap SPDR Trust Series 1, 0.00%	150	$19,061

Total Exchange Traded Funds (Amortized Cost $20,316)		19,061

Short-Term Securities Held as Collateral for Securities Lending (21.2%)
Pool of various securities for Victory Funds	$230,289	229,923

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $230,289)		229,923

Total Investments (Cost $1,122,841) — 120.4%		1,306,847

Liabilities in excess of other assets — (20.4)%		(221,428)

NET ASSETS — 100.0%		$1,085,419

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.9%)
General Electric Capital Corp., 0.11% (a), 2/1/10	$1,012	$1,012

Total Commercial Paper (Amortized Cost $1,012)		1,012

Common Stocks (97.1%)
Advertising (0.2%):
Interpublic Group of Cos., Inc. (b)	1,764	11
Omnicom Group, Inc.	1,124	40
		51
Aerospace/Defense (2.4%):
B.F. Goodrich Co.	449	28
Boeing Co.	2,623	159
General Dynamics Corp.	1,393	93
Honeywell International, Inc.	2,765	107
Lockheed Martin Corp.	1,150	86
Northrop Grumman Corp.	1,127	64
Raytheon Co.	1,377	72
Rockwell Collins, Inc.	566	30
United Technologies Corp.	3,384	228
		867
Agricultural Operations (0.2%):
Archer-Daniels-Midland Co.	2,319	69

Airlines (0.1%):
Southwest Airlines Co.	2,679	30

Aluminum (0.1%):
Alcoa, Inc.	3,517	45

Apparel & Footwear (0.5%):
Coach, Inc.	1,152	40
Nike, Inc., Class B	1,408	90
Polo Ralph Lauren Corp.	209	17
VF Corp.	322	23
		170
Audio & Video Products (0.0%):
Harman International Industries, Inc.	251	9

Automotive (0.5%):
AutoNation, Inc. (b)	317	6
Ford Motor Co. (b)	11,939	129
PACCAR, Inc.	1,312	47
		182
Automotive Parts (0.2%):
Eaton Corp.	708	43
Genuine Parts Co.	576	22
O’Reilly Automotive, Inc. (b)	497	19
		84
Banks (6.8%):
Bank of America Corp.	35,935	546
Bank of New York Mellon Corp.	4,356	127
BB&T Corp.	2,493	69
Comerica, Inc.	545	19
Fifth Third Bancorp	2,858	36
First Horizon National Corp. (b)	800	10
Huntington Bancshares, Inc.	2,310	11
JPMorgan Chase & Co.	14,265	555
KeyCorp (c)	3,243	23

See notes to schedules of investments.

Security Description	Shares	Value
M&T Bank Corp.	299	$22
Marshall & Ilsley Corp.	1,938	13
Northern Trust Corp.	873	44
PNC Financial Services Group, Inc.	1,667	92
Regions Financial Corp.	4,330	28
State Street Corp.	1,787	77
SunTrust Banks, Inc.	1,787	43
U.S. Bancorp	6,922	174
Wells Fargo & Co.	18,388	523
Zions Bancorporation	500	10
		2,422
Beverages (2.6%):
Brown-Forman Corp., Class B	418	21
Coca Cola Enterprises, Inc.	1,147	23
Coca-Cola Co.	8,771	476
Constellation Brands, Inc., Class A (b)	722	12
Dr Pepper Snapple Group, Inc.	918	25
Molson Coors Brewing Co.	578	24
Pepsi Bottling Group, Inc.	529	20
PepsiCo, Inc.	5,635	336
		937
Biotechnology (1.4%):
Amgen, Inc. (b)	3,657	214
Biogen Idec, Inc. (b)	1,044	56
Genzyme Corp. (b)	958	52
Gilead Sciences, Inc. (b)	3,246	157
Life Technologies Corp. (b)	645	32
		511
Brokerage Services (0.4%):
Charles Schwab Corp.	3,456	63
Thermo Fisher Scientific, Inc. (b)	1,461	67
Waters Corp. (b)	341	20
		150
Building Materials (0.1%):
Masco Corp.	1,297	18
Vulcan Materials Co.	456	20
		38
Building-Residential & Commercial (0.0%):
D.R. Horton, Inc.	998	12

Casino Services (0.1%):
International Game Technology	1,072	20

Chemicals (1.8%):
Air Products & Chemicals, Inc.	765	58
Airgas, Inc.	610	26
CF Industries Holdings, Inc.	175	16
Dow Chemical Co.	4,124	112
E.I. du Pont de Nemours and Co.	3,263	106
Eastman Chemical Co.	263	15
FMC Corp.	260	13
Monsanto Co.	1,967	149
PPG Industries, Inc.	604	36
Praxair, Inc.	1,107	83
Sigma-Aldrich Corp.	439	21
		635
Coal (0.2%):
Consol Energy, Inc.	654	30
Massey Energy Co.	308	12

See notes to schedules of investments.

Security Description	Shares	Value
Peabody Energy Corp.	967	$41
		83
Commercial Services (0.9%):
Cintas Corp.	474	12
Ecolab, Inc.	944	41
Fidelity National Information Services, Inc.	1,193	28
Iron Mountain, Inc. (b)	654	15
Moody’s Corp.	715	20
Paychex, Inc.	1,161	34
Quanta Services, Inc. (b)	751	14
SAIC, Inc. (b)	1,096	20
Visa, Inc., Class A	1,622	133
		317
Computers & Peripherals (6.8%):
Apple Computer, Inc. (b)	3,255	625
Cisco Systems, Inc. (b)	20,766	467
Computer Sciences Corp. (b)	551	28
Dell, Inc. (b)	6,193	80
EMC Corp. (b)	7,374	123
Hewlett-Packard Co.	8,539	402
International Business Machines Corp.	4,729	579
Lexmark International Group, Inc. (b)	283	7
NetApp, Inc. (b)	1,230	36
SanDisk Corp. (b)	825	21
Teradata Corp. (b)	617	17
Western Digital Corp. (b)	808	31
		2,416
Consumer Products (0.6%):
Clorox Co.	505	30
Colgate-Palmolive Co.	1,793	143
Fortune Brands, Inc.	542	23
Newell Rubbermaid, Inc.	1,003	14
		210
Containers & Packaging (0.2%):
Ball Corp.	340	17
Bemis, Inc.	363	10
Owens-Illinois, Inc. (b)	608	17
Pactiv Corp. (b)	478	11
Sealed Air Corp.	575	11
		66
Cosmetics & Toiletries (2.3%):
Avon Products, Inc.	1,543	47
Estee Lauder Cos., Class A	428	23
International Flavors & Fragrances, Inc.	287	11
Kimberly-Clark Corp.	1,500	89
Procter & Gamble Co.	10,552	649
		819
Cruise Lines (0.2%):
Carnival Corp. (b)	1,578	53

Data Processing (0.1%):
The Dun & Bradstreet Corp.	186	15
Total System Services, Inc.	712	10
		25
Distribution/Wholesale (0.3%):
Costco Wholesale Corp.	1,575	90

See notes to schedules of investments.

Security Description	Shares	Value
Fastenal Co.	480	$20
		110
E-Commerce & Services (0.5%):
Amazon.com, Inc. (b)	1,216	153
Monster Worldwide, Inc. (b)	454	7
Priceline.com, Inc. (b)	164	32
		192
Electrical Equipment (0.4%):
Emerson Electric Co.	2,715	113
W.W. Grainger, Inc.	228	22
		135
Electronics (2.2%):
Amphenol Corp., Class A	619	25
FLIR Systems, Inc. (b)	549	16
General Electric Co.	38,482	619
Johnson Controls, Inc.	2,390	66
L-3 Communications Holdings, Inc.	420	35
Millipore Corp. (b)	200	14
Molex, Inc.	485	10
PerkinElmer, Inc.	421	8
		793
Energy-Alternative Sources (0.1%):
First Solar, Inc. (b)	175	20

Engineering (0.1%):
Fluor Corp.	647	29
Jacobs Engineering Group, Inc. (b)	450	17
		46
Entertainment (0.6%):
The Walt Disney Co.	6,884	203

Environmental Control (0.3%):
Republic Services, Inc.	1,166	31
Stericycle, Inc. (b)	304	16
Waste Management, Inc.	1,769	57
		104
Financial Services (3.9%):
American Express Co.	4,295	162
Ameriprise Financial, Inc.	921	35
Capital One Financial Corp.	1,628	60
Citigroup, Inc. (b)	69,797	232
CME Group, Inc.	240	69
Discover Financial Services	1,942	26
E*TRADE Financial Corp. (b)	5,226	8
Equifax, Inc.	457	15
Federated Investors, Inc., Class B	316	8
Goldman Sachs Group, Inc.	1,866	277
H&R Block, Inc.	1,205	26
IntercontinentalExchange, Inc. (b)	264	25
Janus Capital Group, Inc.	657	8
Legg Mason, Inc.	600	15
Marsh & McLennan Cos., Inc.	1,905	41
Mastercard, Inc., Class A	375	94
Morgan Stanley	4,916	132
NYSE Euronext	939	22
SLM Corp. (b)	1,712	18
T. Rowe Price Group, Inc.	931	46
The Nasdaq OMX Group, Inc. (b)	538	10

See notes to schedules of investments.

Security Description	Shares	Value
Western Union Co.	2,498	$46
		1,375
Food Distributors, Supermarkets & Wholesalers (0.4%):
Safeway, Inc.	1,456	33
SUPERVALU, Inc.	766	11
Sysco Corp.	2,138	60
The Kroger Co.	2,349	50
		154
Food Processing & Packaging (1.6%):
Campbell Soup Co.	677	22
ConAgra, Inc.	1,592	36
Dean Foods Co. (b)	656	12
General Mills, Inc.	1,175	84
H.J. Heinz Co.	1,141	50
Hershey Foods Corp.	599	22
Hormel Foods Corp.	253	10
J.M. Smucker Co.	429	26
Kellogg Co.	922	50
Kraft Foods, Inc., Class A	5,335	148
McCormick & Co., Inc.	473	17
Mead Johnson Nutrition Co., Class A	757	34
Sara Lee Corp.	2,517	30
Tyson Foods, Inc., Class A	1,105	15
		556
Forest Products & Paper (0.2%):
International Paper Co.	1,564	36
MeadWestvaco Corp.	619	15
Weyerhaeuser Co.	763	30
		81
Health Care (1.2%):
CareFusion Corp. (b)	639	16
Coventry Health Care, Inc. (b)	535	12
DaVita, Inc. (b)	370	22
DENTSPLY International, Inc.	549	18
Humana, Inc. (b)	613	30
McKesson Corp.	961	57
Medtronic, Inc.	3,980	171
WellPoint, Inc. (b)	1,644	105
		431
Heavy Machinery (0.6%):
Caterpillar, Inc.	2,272	119
Deere & Co.	1,527	76
		195
Home Builders (0.1%):
Lennar Corp., Class A	586	9
Pulte Homes, Inc. (b)	1,217	13
		22
Hospitals (0.0%):
Tenet Healthcare Corp. (b)	1,582	9

Hotels & Motels (0.2%):
Marriott International, Inc., Class A	855	22
Starwood Hotels & Resorts Worldwide, Inc.	675	22
Wynn Resorts Ltd.	251	16
		60
Household Goods-Appliances, Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.	548	10

See notes to schedules of investments.

Security Description	Shares	Value
Whirlpool Corp.	268	$20
		30
Insurance (2.5%):
Aetna, Inc.	1,552	47
Aflac, Inc.	1,688	82
Allstate Corp.	1,937	58
American International Group, Inc. (b)	486	12
Aon Corp.	986	38
Assurant, Inc.	422	13
CIGNA Corp.	987	33
Cincinnati Financial Corp.	588	16
Genworth Financial, Inc., Class A (b)	1,823	25
Hartford Financial Services Group, Inc.	1,381	33
Lincoln National Corp.	1,099	27
Loews Corp.	1,306	47
MetLife, Inc.	2,956	104
Principal Financial Group	1,162	27
Progressive Corp.	2,431	40
Prudential Financial, Inc.	1,676	84
The Chubb Corp.	1,231	62
The Travelers Cos., Inc.	1,951	99
Torchmark Corp.	298	13
UnumProvident Corp.	1,198	23
XL Capital Ltd., Class A	1,236	21
		904
Internet Business Services (2.0%):
Akamai Technologies, Inc. (b)	618	15
eBay, Inc. (b)	4,113	95
Expedia, Inc. (b)	762	16
Google, Inc., Class A (b)	871	461
Juniper Networks, Inc. (b)	1,897	47
McAfee, Inc. (b)	571	21
Symantec Corp. (b)	2,922	50
VeriSign, Inc. (b)	695	16
		721
Internet Service Provider (0.2%):
Yahoo!, Inc. (b)	4,047	61

Investment Companies (0.2%):
Franklin Resources, Inc.	537	53
Invesco Ltd.	1,553	30
		83
Lodging (0.0%):
Wyndham Worldwide Corp.	645	14

Machine-Diversified (0.3%):
Cummins Engine, Inc.	728	33
Dover Corp.	672	29
Flowserve Corp.	201	18
Rockwell Automation, Inc.	513	25
Roper Industries, Inc.	326	16
		121
Manufacturing-Diversified (0.3%):
Illinois Tool Works, Inc.	1,394	61
Leucadia National Corp. (b)	696	16
Parker Hannifin Corp.	580	32
		109
Manufacturing-Miscellaneous (1.0%):
3M Co.	2,560	206
Danaher Corp.	945	67

See notes to schedules of investments.

Security Description	Shares	Value
ITT Industries, Inc.	660	$32
Pall Corp.	421	15
Textron, Inc.	980	19
		339
Media (0.8%):
News Corp., Class A	8,069	102
Scripps Networks Interactive, Class A	321	14
Time Warner, Inc.	4,202	115
Viacom, Inc., Class B (b)	2,192	64
		295
Medical Services (1.1%):
Express Scripts, Inc. (b)	996	84
Laboratory Corp. of America Holdings (b)	383	27
Medco Health Solutions, Inc. (b)	1,710	105
Quest Diagnostics, Inc.	568	32
UnitedHealth Group, Inc.	4,161	137
		385
Medical Supplies (1.4%):
Baxter International, Inc.	2,174	125
Becton Dickinson & Co.	857	64
Boston Scientific Corp. (b)	5,454	47
C.R. Bard, Inc.	346	29
Intuitive Surgical, Inc. (b)	139	46
Patterson Cos., Inc. (b)	338	10
St. Jude Medical, Inc. (b)	1,209	46
Stryker Corp.	1,074	56
Varian Medical Systems, Inc. (b)	449	22
Zimmer Holdings, Inc. (b)	767	43
		488
Medical-Information Systems (0.0%):
IMS Health, Inc.	660	14

Mining (0.3%):
Cliffs Natural Resources, Inc.	473	19
Newmont Mining Corp.	1,770	76
		95
Motorcycles (0.1%):
Harley-Davidson, Inc.	846	19

Newspapers (0.1%):
Gannett Co., Inc.	856	14
New York Times Co., Class A (b)	416	5
		19
Office Equipment & Supplies (0.3%):
Avery Dennison Corp.	407	13
Pitney Bowes, Inc.	749	16
Staples, Inc.	2,621	62
Xerox Corp.	3,142	27
		118
Oil & Gas Exploration-Production & Services (2.4%):
Anadarko Petroleum Corp.	1,764	113
Apache Corp.	1,214	120
Cabot Oil & Gas Corp.	375	14
Chesapeake Energy Corp.	2,435	60
Denbury Resources, Inc. (b)	903	12
Devon Energy Corp.	1,604	107
Diamond Offshore Drilling, Inc.	252	23
EOG Resources, Inc.	912	83
EQT Corp.	472	21

See notes to schedules of investments.

Security Description	Shares	Value
Murphy Oil Corp.	689	$35
Nabors Industries Ltd. (b)	1,023	23
Noble Energy, Inc.	627	46
Pioneer Natural Resources Co.	417	18
Range Resources Corp.	570	26
Rowan Cos., Inc. (b)	411	9
Southwestern Energy Co. (b)	1,247	54
XTO Energy, Inc.	2,095	94
		858
Oil Companies-Integrated (6.3%):
Chevron Corp.	7,243	523
ConocoPhillips	5,358	257
Exxon Mobil Corp.	17,047	1,098
Hess Corp.	1,059	61
Marathon Oil Corp.	2,555	76
Occidental Petroleum Corp.	2,930	230
		2,245
Oil Marketing & Refining (0.2%):
Sunoco, Inc.	422	11
Tesoro Corp.	507	6
Valero Energy Corp.	2,045	38
		55
Oilfield Services & Equipment (1.7%):
Baker Hughes, Inc.	1,118	51
BJ Services Co.	1,060	22
Cameron International Corp. (b)	887	33
FMC Technologies, Inc. (b)	440	23
Halliburton Co.	3,262	95
National-Oilwell Varco, Inc.	1,511	62
Schlumberger Ltd.	4,337	275
Smith International, Inc.	913	28
		589
Paint, Varnishes & Enamels (0.1%):
The Sherwin-Williams Co.	344	22

Pharmaceuticals (7.1%):
Abbott Laboratories	5,584	296
Allergan, Inc.	1,110	64
AmerisourceBergen Corp.	1,034	28
Bristol-Myers Squibb Co.	6,120	149
Cardinal Health, Inc.	1,309	43
Celgene Corp. (b)	1,657	94
Cephalon, Inc. (b)	271	17
Eli Lilly & Co.	3,650	128
Forest Laboratories, Inc. (b)	1,089	32
Hospira, Inc. (b)	587	30
Johnson & Johnson	9,961	626
King Pharmaceuticals, Inc. (b)	896	11
Merck & Co., Inc.	11,029	421
Mylan Laboratories, Inc. (b)	1,103	20
Pfizer, Inc.	29,132	544
Watson Pharmaceuticals, Inc. (b)	383	15
		2,518
Photography (0.0%):
Eastman Kodak Co. (b)	969	6

Pipelines (0.4%):
El Paso Corp.	2,532	26
Questar Corp.	630	26
Spectra Energy Corp.	2,335	49

See notes to schedules of investments.

Security Description	Shares	Value
Williams Cos., Inc.	2,109	$44
		145
Primary Metal & Mineral Production (0.3%):
Freeport-McMoRan Copper & Gold, Inc., Class B	1,550	103
Titanium Metals Corp. (b)	305	4
		107
Publishing (0.2%):
McGraw-Hill Cos., Inc.	1,137	40
Meredith Corp.	133	4
R.R. Donnelley & Sons Co.	740	15
The Washington Post Co., Class B	23	10
		69
Radio & Television (0.6%):
Comcast Corp., Class A	10,289	163
Time Warner Cable, Inc., Class A	1,273	55
		218
Railroads (0.9%):
Burlington Northern Santa Fe Corp.	925	92
CSX Corp.	1,417	61
Norfolk Southern Corp.	1,329	63
Union Pacific Corp.	1,821	110
		326
Real Estate Investment Trusts (1.1%):
Apartment Investment & Management Co., Class A	422	6
AvalonBay Communities, Inc.	295	23
Boston Properties, Inc.	501	32
Developers Diversified Realty Corp.	1	—	(d)
Equity Residential Properties Trust	997	32
HCP, Inc.	1,056	30
Health Care REIT, Inc.	414	18
Host Hotels & Resorts, Inc.	2,331	25
Kimco Realty Corp.	1,533	19
Plum Creek Timber Co., Inc.	588	21
ProLogis	1,708	22
Public Storage, Inc.	503	40
Simon Property Group, Inc.	1,057	76
Ventas, Inc.	565	24
Vornado Realty Trust	560	36
		404
Real Estate Services (0.0%):
CB Richard Ellis Group, Inc., Class A (b)	997	12

Restaurants (1.1%):
Darden Restaurants, Inc.	507	19
McDonald’s Corp.	3,881	242
Starbucks Corp. (b)	2,684	58
Yum! Brands, Inc.	1,694	58
		377
Retail (0.4%):
Target Corp.	2,715	139

Retail-Apparel/Shoe (0.2%):
Abercrombie & Fitch Co., Class A	318	10
Gap, Inc.	1,746	34
Limited Brands, Inc.	962	18
Ross Stores, Inc.	478	22
		84

See notes to schedules of investments.

Security Description	Shares	Value
Retail-Department Stores (0.4%):
J.C. Penney Co., Inc.	848	$21
Kohl’s Corp. (b)	1,108	56
Macy’s, Inc.	1,520	24
Nordstrom, Inc.	603	21
Sears Holdings Corp. (b)	170	16
		138
Retail-Discount (1.4%):
Big Lots, Inc. (b)	298	9
Family Dollar Stores, Inc.	500	15
TJX Cos., Inc.	1,527	58
Wal-Mart Stores, Inc.	7,614	407
		489
Retail-Drug Stores (0.8%):
CVS Caremark Corp.	5,077	164
Walgreen Co.	3,571	129
		293
Retail-Food (0.0%):
Whole Foods Market, Inc. (b)	507	14

Retail-Specialty Stores (1.2%):
AutoZone, Inc. (b)	109	17
Bed Bath & Beyond, Inc. (b)	950	37
Best Buy Co., Inc.	1,233	45
GameStop Corp., Class A (b)	595	12
Lowe’s Cos., Inc.	5,314	115
Office Depot, Inc. (b)	992	6
RadioShack Corp.	452	9
The Home Depot, Inc.	6,148	172
Tiffany & Co.	450	18
		431
Rubber & Rubber Products (0.0%):
Goodyear Tire & Rubber Co. (b)	874	12

Savings & Loans (0.1%):
Hudson City Bancorp, Inc.	1,645	22
People’s United Financial, Inc.	1,257	20
		42
Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)	489	30
DeVry, Inc.	223	13
		43
Semiconductors (2.4%):
Advanced Micro Devices, Inc. (b)	2,032	15
Altera Corp.	1,068	23
Analog Devices, Inc.	1,054	28
Applied Materials, Inc.	4,815	59
Broadcom Corp., Class A (b)	1,561	42
Intel Corp.	20,036	389
JDS Uniphase Corp. (b)	800	6
KLA-Tencor Corp.	618	17
Linear Technology Corp.	805	21
LSI Logic Corp. (b)	2,361	12
MEMC Electronic Materials, Inc. (b)	807	10
Microchip Technology, Inc.	663	17
Micron Technology, Inc. (b)	3,067	27
National Semiconductor Corp.	902	12
Novellus Systems, Inc. (b)	351	7
NVIDIA Corp. (b)	2,005	31
QLogic Corp. (b)	413	7

See notes to schedules of investments.

Security Description	Shares	Value
Teradyne, Inc. (b)	633	$6
Texas Instruments, Inc.	4,507	101
Xilinx, Inc.	1,000	24
		854
Software & Computer Services (4.4%):
Adobe Systems, Inc. (b)	1,892	61
Affiliated Computer Services, Inc., Class A (b)	353	22
Autodesk, Inc. (b)	832	20
Automatic Data Processing, Inc.	1,823	74
BMC Software, Inc. (b)	661	25
CA, Inc.	1,436	32
Citrix Systems, Inc. (b)	664	28
Cognizant Technology Solutions Corp., Class A (b)	1,066	47
Compuware Corp. (b)	827	6
Electronic Arts, Inc. (b)	1,176	19
Fiserv, Inc. (b)	553	25
Intuit, Inc. (b)	1,144	34
Microsoft Corp.	28,009	789
Novell, Inc. (b)	1,254	6
Oracle Corp.	14,263	329
Red Hat, Inc. (b)	675	18
Salesforce.com, Inc. (b)	400	25
		1,560
Staffing (0.0%):
Robert Half International, Inc.	544	15

Steel (0.4%):
AK Steel Holding Corp.	394	8
Allegheny Technologies, Inc.	354	14
Nucor Corp.	1,137	46
Precision Castparts Corp.	508	54
United States Steel Corp.	517	23
		145
Telecommunications (0.1%):
Frontier Communications Corp.	1,128	9
Qwest Communications International, Inc.	5,364	22
		31
Telecommunications-Services & Equipment (1.5%):
Agilent Technologies, Inc. (b)	1,249	35
American Tower Corp., Class A (b)	1,445	61
Corning, Inc.	5,618	102
Harris Corp.	474	20
Jabil Circuit, Inc.	650	10
MetroPCS Communications, Inc. (b)	946	5
Motorola, Inc. (b)	8,345	51
QUALCOMM, Inc.	6,038	237
Tellabs, Inc. (b)	1,394	9
		530
Television (0.4%):
CBS Corp., Class B	2,442	31
The DIRECTV Group, Inc., Class A (b)	3,387	103
		134
Tobacco (1.5%):
Altria Group, Inc.	7,485	149
Lorillard, Inc.	576	44
Philip Morris International, Inc.	6,843	311
Reynolds American, Inc.	611	32
		536

See notes to schedules of investments.

Security Description	Shares	Value
Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.	218	$14
Snap-on, Inc.	208	9
Stanley Works	291	15
		38
Toys (0.1%):
Hasbro, Inc.	452	14
Mattel, Inc.	1,307	26
		40
Transportation Services (1.0%):
C.H. Robinson Worldwide, Inc.	604	34
Expeditors International of Washington, Inc.	765	26
FedEx Corp.	1,130	89
United Parcel Service, Inc., Class B	3,583	207
		356
Trucking & Leasing (0.0%):
Ryder Systems, Inc.	203	7

Utilities-Electric (3.3%):
AES Corp. (b)	2,410	30
Allegheny Energy, Inc.	612	13
Ameren Corp.	784	20
American Electric Power Co.	1,724	60
CenterPoint Energy, Inc.	1,351	19
CMS Energy Corp.	832	13
Consolidated Edison Co. of New York, Inc.	1,014	44
Constellation Energy Group, Inc.	727	23
Dominion Resources, Inc.	2,162	81
DTE Energy Co.	596	25
Duke Energy Corp.	4,721	78
Edison International	1,176	39
Entergy Corp.	682	52
Exelon Corp.	2,381	109
FirstEnergy Corp.	1,101	48
FPL Group, Inc.	1,492	73
Integrys Energy Group, Inc.	277	12
NiSource, Inc.	997	14
Northeast Utilities	633	16
NRG Energy, Inc. (b)	927	22
Pepco Holdings, Inc.	802	13
PG&E Corp.	1,342	57
Pinnacle West Capital Corp.	366	13
PPL Corp.	1,362	40
Progress Energy, Inc.	1,009	39
Public Service Enterprise Group, Inc.	1,827	56
SCANA Corp.	385	14
Southern Co.	2,905	93
TECO Energy, Inc.	772	12
Wisconsin Energy Corp.	423	21
Xcel Energy, Inc.	1,649	34
		1,183
Utilities-Natural Gas (0.2%):
NICOR, Inc.	163	7
Sempra Energy	890	45
		52
Utilities-Telecommunications (2.6%):
AT&T, Inc.	21,301	540
CenturyTel, Inc.	1,074	37
Sprint Nextel Corp. (b)	10,752	35
Verizon Communications, Inc.	10,254	302

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Windstream Corp.	1,577	$16
		930
Total Common Stocks (Cost $16,185)		34,569

Investment Companies (0.0%)
SPDR Trust Series I	2	—	(d)

Total Investment Companies (Cost $—)		—	(d)

Total Investments (Cost $17,197) — 100.0%		35,581

Other assets in excess of liabilities — 0.0%		16

NET ASSETS — 100.0%		$35,597

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	Investment in affiliate and represents 0.1% of net assets.

(d)	Value rounds to less than $1.

REIT	Real Estate Investment Trust

	Number of Contracts	Value

Futures Contracts (6.0%):
S&P 500 Index, expiring March 22, 2010	8	2,141

Total Futures Contracts (Cost $2,217)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Tax-Free Money Market Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (92.6%)
Alabama (1.3%):
Mobile Industrial Development Board Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 0.18% (a), 6/1/32, LOC Bayerische Landesbank	$3,200	$3,200

California (3.1%):
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Series B, 0.18% (a), 9/1/37, LOC Bank of NewYork	3,000	3,000
San Jose Redevelopment Agency Revenue, Series B, 0.26% (a), 8/1/32, LOC JPMorgan Chase Bank	4,765	4,765
		7,765
Colorado (3.6%):
Commerce City, Northern Infrastructure General Improvement, GO, 0.20% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
Health Facilities Authority Revenue, Craig Hospital Project, 0.18% (a), 12/1/20, LOC Wells Fargo Bank N.A.	3,970	3,970
		8,970
Delaware (1.2%):
State Economic Development Authority Revenue, YMCA Delaware Project, 0.19% (a), 5/1/36, LOC PNC Bank N.A.	2,900	2,900

District of Columbia (0.1%):
State Revenue, Lowell School, Inc. Project, 0.33% (a), 10/1/23, LOC Wachovia Bank N.A.	300	300

Florida (10.0%):
Florida Development Finance Corp., IDR, 4504 30th Street West LLC Project, 0.40% (a), 9/1/27, LOC Branch Banking & Trust, AMT	3,145	3,145
Hillsborough County, IDR, Tampa Metropolitan Area YMCA, Inc. Project, 0.23% (a), 3/1/25, LOC Bank of America N.A.	3,250	3,250
North Broward Hospital District Revenue,, Series A, 0.16% (a), 1/15/31, LOC TD Bank N.A.	17,025	17,025
Orange County, IDR, Lake Highland School, Inc., 0.21% (a), 8/1/32, LOC Bank of America N.A.	1,450	1,450
		24,870
Georgia (0.8%):
Jasper County Development Authority, IDR, Permatherm, Inc. Project, 0.40% (a), 10/1/22, LOC Branch Banking & Trust, AMT	2,050	2,050

Illinois (8.0%):
Finance Authority Educational Facility Revenue, Erikson Institute Project, 0.21% (a), 11/1/37, LOC LaSalle Bank N.A.	1,000	1,000
Finance Authority Revenue, Kohl Children’s Museum, 0.25% (a), 7/1/34, LOC Northern Trust Company	1,500	1,500
Finance Authority Revenue, YMCA Metro Chicago Project, 0.25% (a), 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 1.25% (a), 9/1/18, LOC Bank One Wisconsin, AMT	1,695	1,695
Hanover Park, IDR, Spectra-Tech, Inc. Project, 1.00% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	695	695
Health Facilities Authority Revenue, Riverside Health System, Series B, 0.18% (a), 11/15/16, LOC LaSalle National Bank N.A.	3,260	3,260
International Port District Revenue, 0.25% (a), 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000
Lake County, IDR, Northpoint Associates LLC Project, 0.35% (a), 7/1/29, LOC Northern Trust Co., AMT	2,200	2,200

See notes to schedules of investments.

Security Description	Principal Amount	Value
West Chicago, IDR, Liquid Container Project, 0.23% (a), 3/1/15, LOC Bank of America N.A.	$2,325	$2,325
		19,675
Indiana (4.5%):
Fort Wayne, EDR, PHD, Inc. Project, 1.25% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,400	1,400
Hammond, EDR, Douglas Pointe III Associates LLC, Series A, 0.50% (a), 4/1/31, LOC Federal Home Loan Bank, AMT	2,735	2,735
Health Facility Financing Authority Revenue, Crossroads Rehabilitation Center Project, 0.25% (a), 7/1/24, LOC Bank One N.A.	1,410	1,410
Municipal Power Agency, Power Supply Systems Revenue, Series A, 0.24% (a), 1/1/18, LOC Dexia Credit Local	2,000	2,000
State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 1.25% (a), 8/1/16, LOC Bank One Indiana N.A., AMT	985	985
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 0.65% (a), 1/1/21, LOC Bank One Indiana N.A.	2,600	2,600
		11,130
Kentucky (1.5%):
Fulton County Industrial Building Revenue, Burke-Parsons-Bowlby Corp., 0.40% (a), 7/1/26, LOC Branch Banking & Trust, AMT	3,800	3,800

Louisiana (1.0%):
Public Facilities Authority Revenue, Christus Health, Series B2, 0.16% (a), 7/1/47, LOC Bank of NewYork	2,500	2,500

Maine (1.1%):
Auburn Revenue Obligation Securities, Morse Brothers, Inc. Project, 0.30% (a), 6/1/21, LOC Bank of America N.A., AMT	2,670	2,670

Maryland (1.4%):
State Health & Higher Educational Facilities Authority Revenue, Glen Meadows Retirement Community, Series A, 0.27% (a), 7/1/29, LOC Wachovia Bank N.A.	3,340	3,340

Michigan (6.1%):
Saginaw County Economic Development Corp. Ltd Obligation Revenue, Peace Lutheran School Project, 0.27% (a), 1/1/33, LOC Federal Home Loan Bank	4,750	4,750
State Higher Educational Facilities, 0.30% (a), 5/1/33, LOC Comerica Bank	2,270	2,270
State Hospital Financial Authority Revenue, Crittenton Hospital Medical Center, Series A, 0.23% (a), 3/1/30, LOC Comerica Bank	6,300	6,300
State Strategic Fund Limited Obligation Revenue, 0.30% (a), 7/1/27, LOC Comerica Bank	1,055	1,055
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 1.45% (a), 3/1/19, LOC Bank One Michigan, AMT	800	800
		15,175
Minnesota (1.8%):
New Brighton, IDR, Donatelle Holdings Project, 0.43% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	1,150	1,150
State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 5Z, 0.19% (a), 10/1/29, LOC Comerica Bank	3,400	3,400
		4,550
Mississippi (3.6%):
Mississippi Business Finance Commission Revenue, Gulf Opportunity Zone, Chevron USA., Inc. Project
Series E, 0.16% (a), 12/1/30	5,000	5,000
Series F, 0.16% (a), 12/1/30, AGMT Chevron Corp.	4,000	4,000
		9,000

See notes to schedules of investments.

Security Description	Principal Amount	Value
Missouri (3.7%):
Kansas City Special Obligation, Series F, 0.24% (a), 4/15/25, LOC Dexia Credit Local	$4,965	$4,965
St. Charles County, IDR, Cedar Ridge Project, 0.21% (a), 5/15/31, FNMA	1,480	1,480
State Health & Educational Facilities Authority Revenue, Deaconess Long Term Care, Series B, 0.19% (a), 5/15/30, LOC JPMorgan Chase Bank	2,675	2,675
		9,120
New Jersey (3.7%):
Visiting Nurse Association, EDR, 0.43% (a), 6/1/31, LOC Sun Bank N.A.	3,500	3,500
New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series B, 0.18% (a), 7/1/43, LOC JPMorgan Chase Bank	5,700	5,700
		9,200
New York (3.1%):
Long Island Power Authority, Electricity Systems Revenue, Series 2 Sub-Series 2B, 0.21% (a), 5/1/33, LOC Bayerische Landesbank	7,605	7,605

North Carolina (0.9%):
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 0.23% (a), 12/1/24, LOC Bank of America N.A.	1,155	1,155
North Carolina Housing Finance Agency Revenue, Appalachian Student Housing Corp., Series A, 0.17% (a), 7/1/31, LOC Wachovia Bank N.A.	1,000	1,000
		2,155
Ohio (13.8%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners, Series D, 0.22% (a), 10/1/31, LOC Wachovia Bank N.A.	3,000	3,000
Brecksville-Broadview Heights City School District, 1.50%, 5/13/10	1,949	1,951
Canal Winchester Local School District, GO, BAN, Series A, 2.50%, 11/23/10	1,770	1,784
Franklin County Hospital Revenue, U.S. Health Corp., Series B, 0.17% (a), 12/1/20, LOC U.S. Bank N.A.	7,000	7,000
Greene County, 1.63%, 5/14/10	1,800	1,803
Lyndhurst ,EDR, Hawken School Project, 0.19% (a), 5/1/27, LOC National City Bank	4,680	4,680
Medina City School District, BAN, GO, 2.63%, 5/20/10	250	251
Montgomery County Cultural Facilities Revenue, Dayton Art Institute Project, 0.24% (a), 9/1/21, LOC U.S. Bank N.A.	3,025	3,025
New Albany, GO, BAN, 2.25%, 8/3/10	1,860	1,872
Portage County Health Care Facilities Revenue, 2.05% (a), 2/1/17, LOC National City Bank	1,565	1,565
Shaker Heights, GO, BAN, 1.75%, 5/7/10	865	866
State Solid Waste Revenue, BP Exploration & Oil Project, 0.19% (a), 8/1/34, AMT	50	50
Tallmadge, GO, BAN, 2.00%, 6/2/10	1,900	1,905
Upper Valley Career Center Joint Vocational School District, GO, BAN, 1.50%, 6/8/10	3,500	3,511
Wapakoneta City School District, GO, BAN, 1.85%, 5/25/10	1,000	1,002
		34,265
Pennsylvania (4.3%):
Allegheny County, IDR, Oakland Catholic High School, 0.19% (a), 6/1/38, LOC PNC Bank N.A.	1,000	1,000
Economic Development Financing Authority Revenue, Philadelphia Area, Series J1, 0.19% (a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Emmaus General Authority Revenue, Series H21, 0.20% (a), 3/1/24, LOC U.S. Bank N.A.	1,500	1,500
Luzerne County, IDR, YMCA Wilkes-Barre Project, 0.24% (a), 10/1/31, LOC PNC Bank N.A.	4,325	4,325

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Pittsburgh Water & Sewer System Authority Revenue, Series B2, 0.20% (a), 9/1/39, LOC PNC Bank N.A.	$2,000	$2,000
		10,525
South Carolina (4.0%):
Jobs Economic Development Authority, EDR, Community YMCA of Rock Hill Project, 0.21% (a), 11/1/24, LOC Bank of America N.A.	2,535	2,535
South Carolina Jobs Economic Development Authority Hospital Revenue, Anmed Health Project, Series A, 0.16% (a), 2/1/35, LOC Branch Banking & Trust	3,200	3,200
South Carolina Jobs Economic Development Authority Revenue, Wuref Development LLC Project, Series A, 0.18% (a), 7/1/33, LOC Wachovia Bank N.A.	4,100	4,100
		9,835
Texas (1.0%):
Austin Hotel Occupancy Tax Revenue, Sub-Series A, 0.22% (a), 11/15/29, LOC Dexia Credit Local	2,400	2,400

Utah (1.0%):
Emery County Pollution Control Revenue, Pacificorp Project, 0.25% (a), 7/1/15, LOC BNP Paribas	2,400	2,400

Virginia (1.5%):
Virginia College Building Authority Educational Facilities Revenue, Shenandoah University Project, 0.18% (a), 11/1/36, LOC Branch Banking & Trust	1,500	1,500
Virginia Commonwealth University Health System Authority Revenue, Series B, 0.19% (a), 7/1/37, LOC Branch Banking & Trust	2,200	2,200
		3,700
Washington (2.5%):
King County Housing Authority Revenue, Landmark Apartments Project, 0.21% (a), 7/1/42, LOC Bank of America N.A.	3,200	3,200
Washington State Economic Develpoment Finance Authority Revenue, Woods Realty LLC Project, Series D, 0.38% (a), 1/1/33, LOC U.S. Bank N.A., AMT	3,000	3,000
		6,200
West Virginia (1.9%):
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 0.19% (a), 12/1/31, LOC PNC Bank N.A.	4,715	4,715

Wisconsin (2.1%):
Menomonie Area School District, GO, Tax & Revenue Anticipation Promissory Notes, 1.50%, 8/30/10	2,750	2,752
Salem School District, Tax & Revenue Anticipation Promissory Notes, 1.75%, 8/30/10	1,550	1,557

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
South Milwaukee School District, Tax & Revenue Anticipation Promissory Notes, 1.75%, 10/22/10	$1,000	$1,005
		5,314
Total Municipal Bonds (Amortized Cost $229,329)		229,329

Investment Companies (4.7%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.01%(a)	11,621,197	11,621

Total Investment Companies (Amortized Cost $11,621)		11,621

Total Investments (Amortized Cost $240,950) (b) — 97.3%		240,950

Other assets in excess of liabilities — 2.7%		6,623

NET ASSETS — 100.0%		$247,573

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/10.

(b)	Represents cost for financial reporting and federal income tax purposes.

AGMT	Insured by Guarantor Agreement

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FNMA	Insured by Federal National Mortgage Association

GO	General Obligation

IDR	Industrial Development Revenue

LLC	Limited Liability Co.

LOC	Letter of Credit

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	January 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.7%)
General Electric Capital Corp., 0.11% (a), 2/1/10	$2,327	$2,327

Total Commercial Paper (Amortized Cost $2,327)		2,327

Common Stocks (97.1%)
Advertising (1.1%):
Interpublic Group of Cos., Inc. (b)	219,000	1,415

Aerospace/Defense (3.1%):
Lockheed Martin Corp.	36,000	2,683
Raytheon Co.	28,000	1,468
		4,151
Automotive Parts (1.0%):
Eaton Corp.	23,000	1,409

Banks (6.6%):
Bank of America Corp.	199,000	3,021
Comerica, Inc. (c)	38,000	1,311
JPMorgan Chase & Co.	54,000	2,103
Wells Fargo & Co.	85,000	2,416
		8,851
Chemicals (0.7%):
Potash Corp. of Saskatchewan, Inc. (c)	9,000	894

Computers & Peripherals (1.1%):
EMC Corp. (b)	88,000	1,467

Consumer Products (0.9%):
Church & Dwight Co., Inc.	19,000	1,145

Electronics (4.3%):
General Electric Co.	258,000	4,149
Johnson Controls, Inc.	59,000	1,642
		5,791
Engineering (2.5%):
Fluor Corp.	34,000	1,541
KBR, Inc.	97,000	1,817
		3,358
Financial Services (3.7%):
Ameriprise Financial, Inc.	54,000	2,065
Legg Mason, Inc. (c)	50,000	1,289
Morgan Stanley (c)	63,000	1,687
		5,041
Food Distributors, Supermarkets & Wholesalers (1.4%):
Safeway, Inc.	84,000	1,886

Heavy Machinery (1.4%):
Deere & Co.	39,000	1,948

Home Builders (2.2%):
Lennar Corp., Class A (c)	96,000	1,475
Pulte Homes, Inc. (b)(c)	143,000	1,504
		2,979
Insurance (6.9%):
ACE Ltd.	43,000	2,118
Aetna, Inc.	77,000	2,308
The Chubb Corp.	51,000	2,550

See notes to schedules of investments.

Security Description	Shares	Value
The Travelers Cos., Inc. (c)	45,000	$2,280
		9,256
Internet Business Services (0.3%):
AOL, Inc. (b)	16,363	392

Investment Companies (1.1%):
Invesco Ltd.	80,000	1,544

Manufacturing-Diversified (1.1%):
Parker Hannifin Corp.	26,000	1,454

Media (1.6%):
News Corp., Class A	169,000	2,131

Medical Services (1.7%):
UnitedHealth Group, Inc.	71,000	2,343

Minerals (1.1%):
BHP Billiton Ltd., ADR (c)	21,000	1,457

Mining (3.8%):
Barrick Gold Corp.	52,000	1,811
Kinross Gold Corp. (c)	95,000	1,545
Newmont Mining Corp.	40,000	1,714
		5,070
Oil & Gas Exploration-Production & Services (11.9%):
Anadarko Petroleum Corp.	32,000	2,041
Apache Corp.	27,000	2,667
Chesapeake Energy Corp.	59,000	1,462
Devon Energy Corp.	31,000	2,074
ENSCO International PLC, Sponsored ADR	57,000	2,225
Nexen, Inc.	66,000	1,448
Transocean Ltd. (b)(c)	29,000	2,457
Unit Corp. (b)(c)	37,000	1,685
		16,059
Oil Companies-Integrated (6.6%):
Chevron Corp.	46,000	3,318
Exxon Mobil Corp.	87,000	5,605
		8,923
Oil Marketing & Refining (1.4%):
Valero Energy Corp.	99,000	1,824

Oilfield Services & Equipment (2.6%):
Halliburton Co.	79,000	2,308
National-Oilwell Varco, Inc.	30,000	1,227
		3,535
Pharmaceuticals (8.6%):
Eli Lilly & Co.	85,000	2,992
Johnson & Johnson	29,000	1,823
Merck & Co., Inc.	87,000	3,322
Pfizer, Inc.	187,000	3,489
		11,626
Railroads (2.3%):
Kansas City Southern (b)(c)	53,000	1,574
Union Pacific Corp. (c)	26,000	1,573
		3,147
Real Estate Investment Trusts (2.2%):
Brookfield Properties Corp. (c)	133,000	1,592
Host Hotels & Resorts, Inc. (c)	125,000	1,325
		2,917

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Retail-Specialty Stores (1.5%):
Lowe’s Cos., Inc.	92,000	$1,992

Semiconductors (1.5%):
Applied Materials, Inc.	100,000	1,218
Micron Technology, Inc. (b)(c)	85,000	741
		1,959
Steel (0.6%):
Carpenter Technology Corp. (c)	29,000	777

Telecommunications-Services & Equipment (1.5%):
Motorola, Inc. (b)	317,000	1,950

Tobacco (1.2%):
Philip Morris International, Inc.	36,000	1,638

Utilities-Electric (3.7%):
Ameren Corp.	24,000	613
Edison International	33,000	1,100
NRG Energy, Inc. (b)	40,000	964
Public Service Enterprise Group, Inc.	28,000	857
Southern Co. (c)	45,000	1,440
		4,974
Utilities-Telecommunications (3.9%):
AT&T, Inc.	82,000	2,079
Verizon Communications, Inc.	107,000	3,148
		5,227
Total Common Stocks (Cost $118,745)		130,530

Short-Term Securities Held as Collateral for Securities Lending (12.1%)
Pool of various securities for Victory Funds	$16,323	16,297

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $16,323)		16,297

Total Investments (Cost $137,395) — 110.9%		149,154

Liabilities in excess of other assets — (10.9)%		(14,677)

NET ASSETS — 100.0%		$134,477

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios

Notes to Schedules of Portfolio Investments

January 31, 2010 (Unaudited)

1.   Federal Tax Information:

At January 31, 2010, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of
	Investments	Gross	Gross	Net Unrealized
	For Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced Fund	105,367	9,491	(5,427)	4,064
Core Bond Fund	186,719	5,451	(11,705)	(6,254)
Diversified Stock Fund	3,800,686	479,698	(124,796)	354,902
Established Value	456,651	53,473	(6,632)	46,841
Financial Reserves Fund	457,136	1,831	(1,332)	499
Fund for Income	352,457	11,570	(5,874)	5,696
Institutional Money Market Fund	1,774,336	5,494	(3,997)	1,497
International Fund	44,784	8,761	(639)	8,122
International Select Fund	45,263	7,871	(662)	7,209
Investment Grade Convertible Fund	26,673	2,816	(1,372)	1,444
Large Cap Growth Fund	61,608	15,913	(1,544)	14,369
National Municipal Bond Fund	117,401	4,995	(97)	4,898
Ohio Municipal Bond Fund	119,529	5,664	(9)	5,655
Prime Obligations Fund	513,209	5,861	(4,267)	1,594
Small Company Opportunity	516,277	51,711	(25,788)	25,923
Special Value Fund	1,206,928	200,468	(100,549)	99,919
Stock Index Fund	19,710	19,614	(3,743)	15,871
Value Fund	142,911	16,652	(10,409)	6,243

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Trust presently offers shares of 22 series portfolios (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there are no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less and investments of the Money Market Funds may be valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices.  Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated.  The International Fund and International Select Fund use a systematic valuation model daily, provided by an independent third party to fair value their international equity securities.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.).

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2010, while the breakdown, by category, of common stocks is disclosed in the Schedules of Portfolio Investments (amounts in thousands):

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs			LEVEL 3 — Significant Unobservable Inputs	Total
Fund Name	Investments in Securities		Other Financial Investments*	Investments in Securities		Other Financial Investments*	Investments in Securities	Investments in Securities	Other Financial Investments*

Balanced Fund
Collateralized Mortgage Obligations	$—		$—	$1,523		$—	$—	$1,523	$—
Commercial Paper	—		—	6,383		—	—	6,383	—
Common Stocks	58,730		—	—		—	—	58,730	—
Corporate Bonds	—		—	15,764		—	—	15,764	—
Municipal Bonds	—		—	59		—	—	59	—
U.S. Government Mortgage Backed Agencies	—		—	8,789		—	—	8,789	—
U.S. Treasury Obligations	—		—	7,803		—	—	7,803	—
Convertible Preferred Stocks	408		—	—		—	—	408	—
Short-Term Securities Held as Collateral for Securities Lending	—		—	9,969		—	3	9,972	—
Total	59,138		—	50,290		—	3	109,431	—

Core Bond Fund
Collateralized Mortgage Obligations	—		—	6,858		—	—	6,858	—
Commercial Paper	—		—	2,344		—	—	2,344	—
Corporate Bonds	—		—	74,934		—	—	74,934	—
Municipal Bonds	—		—	237		—	—	237	—
U.S. Government Agency Securities	—		—	336		—	—	336	—
U.S. Government Mortgage Backed Agencies	—		—	40,824		—	—	40,824	—
U.S. Treasury Obligations	—		—	31,244		—	—	31,244	—
Short-Term Securities Held as Collateral for Securities Lending	—		—	23,680		—	8	23,688	—
Total	—		—	180,457		—	8	180,465	—

Diversified Stock Fund
Commerical Paper	—		—	304,392		—	—	304,392	—
Common Stocks	3,605,641		—	—		—	—	3,605,641	—
Convertible Preferred Stocks	28,086		—	—		—	—	28,086	—
Short-Term Securities Held as Collateral for Securitied Lending	—		—	217,398		—	71	217,469	—
Total	3,633,727		—	521,790		—	71	4,155,588	—

Established Value Fund
Commerical Paper	—		—	21,277		—	—	21,277	—
Common Stocks	365,629		—	—		—	—	365,629	—
Short-Term Securities Held as Collateral for Securitied Lending	—		—	116,548		—	38	116,586	—
Total	365,629		—	137,825		—	38	503,492	—

Federal Money Market Fund
U.S. Government Agency Securities	—		—	551,982		—	—	551,982	—
U.S. Treasury Obligations	—		—	9,989		—	—	9,989	—
Repurchase Agreements	—		—	278,300		—	—	278,300	—
Total	—		—	840,271		—	—	840,271	—

Financial Reserves Fund
Certificates of Deposit	—		—	31,500		—	—	31,500	—
Commercial Paper	—		—	72,836		—	—	72,836	—
Corporate Bonds	—		—	62,834		—	1,951	64,785	—
Municipal Bonds	—		—	64,249		—	—	64,249	—
U.S. Government Agency Securities	—		—	115,771		—	—	115,771	—
Repurchase Agreements	—		—	74,500		—	—	74,500	—
U.S. Treasury Obligations	—		—	33,994		—	—	33,994	—
Total	—		—	455,684		—	1,951	457,635	—

Fund For Income
Government National Mortgage Association	—		—	284,960		—	—	284,960	—
U.S. Treasury Obligations	—		—	72,052		—	—	72,052	—
Money Market Fund	—		—	1,141		—	—	1,141	—
Total	—		—	358,153		—	—	358,153	—

Government Reserves Fund
U.S. Government Agency Securities	—		—	809,715		—	—	809,715	—
U.S. Treasury Obligations	—		—	9,989		—	—	9,989	—
Total	—		—	819,704		—	—	819,704	—

Institutional Money Market Fund
Certificates of Deposit	—		—	148,000		—	—	148,000	—
Commercial Paper	—		—	355,110		—	—	355,110	—
Corporate Bonds	—		—	236,654		—	5,853	242,507	—
Municipal Bonds	—		—	189,256		—	—	189,256	—
Repurchase Agreements	—		—	406,500		—	—	406,500	—
U.S. Government Agency Securities	—		—	354,179		—	—	354,179	—
U.S. Treasury Obligations	—		—	80,281		—	—	80,281	—
Total	—		—	1,769,980		—	5,853	1,775,833	—

International Fund
Common Stocks	7,620	(1)	—	40,499		—	—	48,119	—
Exchange Traded Funds	1,669		—	1,271	(2)	—	—	2,940	—
Cash Equivalents	—		—	1,847		—	—	1,847	—
Total	9,289		—	43,617		—	—	52,906	—

International Select Fund
Common Stocks	8,973	(3)	—	39,524		—	—	48,497	—
Exchange Traded Funds	817		—	837	(4)	—	—	1,654	—
Cash Equivalents	—		—	2,321		—	—	2,321	—
Forward Foreign Exchange Contracts	—		—	—		4	—	—	4
Total	9,790		—	42,682		4	—	52,472	4

Investment Grade Convertible Fund
Commercial Paper	—		—	136		—	—	136	—
Convertible Corporate Bonds	—		—	22,172		—	—	22,172	—
Convertible Preferred Stocks	4,491		—	1,318	(5)	—	—	5,809	—
Total	4,491		—	23,626		—	—	28,117	—

Large Cap Growth Fund
Commercial Paper	—	—	3,544	—	—	3,544	—
Common Stocks	72,433	—	—	—	—	72,433	—
Total	72,433	—	3,544	—	—	75,977	—

National Municipal Bond Fund
Municipal Bonds	—	—	113,635	—	—	113,635	—
Investment Companies	—	—	8,664	—	—	8,664	—
Total	—	—	122,299	—	—	122,299	—

Ohio Municipal Bond Fund
Municipal Bonds	—	—	118,099	—	—	118,099	—
Investment Companies	—	—	7,085	—	—	7,085	—
Total	—	—	125,184	—	—	125,184	—

Ohio Municipal Money Market Fund
Muncipal Bonds	—	—	174,220	—	—	174,220	—
Investment Companies	—	—	9,921	—	—	9,921	—
Total	—	—	184,141	—	—	184,141	—

Prime Obligations Fund
Certificates of Deposit	—	—	39,000	—	—	39,000	—
Commerical Paper	—	—	86,233	—	—	86,233	—
Corporate Bonds	—	—	77,988	—	6,243	84,231	—
Municipal Bonds	—	—	72,485	—	—	72,485	—
Repurchase Agreements	—	—	64,900	—	—	64,900	—
U.S. Government Agency Securities	—	—	124,963	—	—	124,963	—
U.S. Treasury Obligations	—	—	42,991	—	—	42,991	—
Total	—	—	508,560	—	6,243	514,803	—

Small Company Opportunity Fund
Commerical Paper	—	—	33,111	—	—	33,111	—
Common Stocks	412,805	—	—	—	—	412,805	—
Short-Term Securities Held as Collateral for Securities Lending	—	—	96,253	—	31	96,284	—
Total	412,805	—	129,364	—	31	542,200	—

Special Value Fund
Commercial Paper	—	—	8,695	—	—	8,695	—
Common Stocks	1,049,168	—	—	—	—	1,049,168	—
Exchange Traded Funds	19,061	—	—	—	—	19,061	—
Short-Term Securities Held as Collateral for Securities Lending	—	—	229,848	—	75	229,923	—
Total	1,068,229	—	238,543	—	75	1,306,847	—

Stock Index Fund
Commercial Paper	—	—	1,012	—	—	1,012	—
Common Stocks	34,569	—	—	—	—	34,569	—
Investment Companies	—	—	—	—	—	—	—
Futures Contracts	—	2,141	—	—	—	—	2,141
Total	34,569	2,141	1,012	—	—	35,581	2,141

Tax-Free Money Market Fund
Muncipal Bonds	—	—	229,329	—	—	229,329	—
Investment Companies	—	—	11,621	—	—	11,621	—
Total	—	—	240,950	—	—	240,950	—

Value Fund
Commercial Paper	—	—	2,327	—	—	2,327	—
Common Stocks	130,530	—	—	—	—	130,530	—
Short-Term Securities Held as Collateral for Securities Lending	—	—	16,292	—	5	16,297	—
Total	130,530	—	18,619	—	5	149,154	—

*Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and forward foreign exchange contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

(1) Consists of the holdings: First Quantum Minerals, Inc., Canadian National Resources and Petrobank Energy & Resources Ltd., listed under Canada, and the following ADR’s: Banco Bradesco SA, Vale SA and Petroleo Brasileiro SA, listed under Brazil; NetEase.com, Inc., listed under Cayman Islands; Bancolumbia SA, listed under Columbia; and Teva Pharmaceutical Industries Ltd., listed under Israel.

(2)  Consists of the holding iShares MSCI Japan Index, listed under Exchange Traded Funds.

(3)  Consists of the holdings: First Quantum Minerals Ltd., Canadian National Resources and Petrobank Energy & Resources Ltd., listed under Canada and the following ADR’s: Banco Bradesco SA,

Vale SA and Petroleo Brasileiro SA, listed under Brazil; and Teva Pharmaceutical Industries Ltd., listed under Israel; and Mobile TeleSystems, listed under Russian Federation.

(4)  Consists of the holding iShares MSCI Japan Index, listed under Exchange Traded Funds.

(5)  Consists of the holdings: Newell Financial Trust I, listed under Financial Services; and Simon Property Group, Inc. listed under Real Estate Investment Trusts.

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balanced Fund	Investments In Securities
Balance as of 10/31/09	$100
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	6
Net purchases (sales)	(103)
Transfers in and/or out of Level 3	—
Balance as of 1/31/10	$3

Core Bond Fund	Investments In Securities
Balance as of 10/31/09	$268
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	21
Net purchases (sales)	(281)
Transfers in and/or out of Level 3	—
Balance as of 1/31/10	$8

Diversified Stock Fund	Investments In Securities
Balance as of 10/31/09	$2,390
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	178
Net purchases (sales)	(2,497)
Transfers in and/or out of Level 3	—
Balance as of 1/31/10	$71

Established Value Fund	Investments In Securities
Balance as of 10/31/09	$852
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	1
Net purchases (sales)	(815)
Transfers in and/or out of Level 3	—
Balance as of 1/31/10	$38

Financial Reserves Fund	Investments In Securities
Balance as of 10/31/09	$2,015
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	(12)
Net purchases (sales)	(52)
Transfers in and/or out of Level 3	—
Balance as of 1/31/10	$1,951

Institutional Money Market Fund	Investments In Securities
Balance as of 10/31/09	$6,046
Realized Gain (Loss)	715
Change in unrealized (appreciation/depreciation) (a)	(38)
Net purchases (sales)	(870)
Transfers in and/or out of Level 3	—
Balance as of 1/31/10	$5,853

Prime Obligations Fund	Investments In Securities
Balance as of 10/31/09	$6,450
Realized Gain (Loss)	500
Change in unrealized (appreciation/depreciation) (a)	(42)
Net purchases (sales)	(665)
Transfers in and/or out of Level 3	—
Balance as of 1/31/10	$6,243

Small Company Opportunity Fund	Investments In Securities
Balance as of 10/31/09	$1,182
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	106
Net purchases (sales)	(1,257)
Transfers in and/or out of Level 3	—
Balance as of 1/31/10	$31

Special Value Fund	Investments In Securities
Balance as of 10/31/09	$2,070
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	88
Net purchases (sales)	(2,083)
Transfers in and/or out of Level 3	—
Balance as of 1/31/10	$75

Value Fund	Investments In Securities
Balance as of 10/31/09	$340
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	49
Net purchases (sales)	(384)
Transfers in and/or out of Level 3	—
Balance as of 1/31/10	$5

(a)  The change in unrealized appreciation/depreciation is attributable to investments held at January 31, 2010.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. Certain of the Funds may invest in various financial instruments including positions in written option contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund in the tables below, and the volume of these open positions relative to each Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts- The International Fund and International Select Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies.  A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract.   The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency).  The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week).  A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date.  Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings.  The International Fund and International Select Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed.  A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.  In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts- The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Fund for Income, International Fund, International Select Fund, Investment Grade Convertible Fund, National Municipal Bond Fund, Ohio Municipal Bond Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Option Contracts- The Balanced Fund, Investment Grade Convertible Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by the premiums paid.

In writing an option, each Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Put and call options are accounted for in the same manner as other securities owned.  Written options involve financial risk, which may exceed amounts reflected in the financial statements. As of January 31, 2010, the Funds had no open written options contracts.

Credit Default Swap Agreements- The Balanced Fund, Core Bond Fund, International Fund and International Select Fund may engage in credit default swap transactions (“CDSs”). In a CDS, the “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a quarterly fixed rate of income throughout the term of the contract, the contract of which typically is between six months and ten years, provided that there is no default event. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation.

Because they are two party contracts and because they may have terms of greater than seven days, CDS agreements may be considered illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a CDS agreement in the event of the default or bankruptcy of CDS agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Fund’s ability to use CDS agreements. Developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing CDS agreements or to realize amounts to be received under such agreements.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Fund’s investment adviser, in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio.

Swaps are marked to market daily using pricing sources approved by the Board and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as a part of realized gains (losses). Swap agreements involve, to varying degrees, elements of the market risk and exposure to loss in excess of the amount reflected in the Schedules of Portfolio Investments. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of a default or bankruptcy of a swap agreement counterparty.  As of January 31, 2010, the Funds had no open credit default swap contracts.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of January 31, 2010, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Large Cap Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), custodian to the Funds named above and an affiliate of Victory Capital Management Inc., the Funds’ investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended January 31, 2010, KeyBank received $61 (amount in thousands) in total from the Trust, The Victory Variable Insurance Funds and/or TheVictory Institutional Funds (the “Victory Trusts”) for its services as lending agent. Under guidelines established by the Board, the Funds must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

The following Funds loaned securities and received cash collateral with the following values as of January 31, 2010 (amounts in thousands):

			Average	Income
			Loan	Received by
	Value of		Outstanding	KeyBank from
	Loaned	Value of	During	Securities
	Securities	Collateral	the Year	Lending
Balanced Fund	$9,662	$9,972	$9,566	$1
Core Bond Fund	23,142	23,688	25,989	3
Diversified Stock Fund	208,988	217,469	208,450	16
Established Value Fund	111,245	116,586	87,644	7
Small Company Opportunity Fund	91,906	96,284	115,007	12
Special Value Fund	216,890	229,923	228,387	19
Value Fund	15,318	16,297	22,465	2

The cash collateral received by the funds in the Victory Trusts on January 31, 2010 was pooled together and invested in the following (amounts in thousands):

Value of Collateral
Money Market Funds
AIM Short-Term Investments Trust Government & Agency Portfolio, 0.07%(a)	$6,543
Dreyfus Cash Management Fund, 0.11%(a)	20,000
DWS Government Cash Institutional Shares, 0.06%(a)	18,740
FFI Select Institutional Fund, 0.16%(a)	44,307
JPMorgan Prime Money Market Fund, 0.11%(a)	48,000
Morgan Stanley Institutional Liquidity Fund Prime Money Market Fund, 0.10%(a)	29,587
Reserve Primary Fund, 0.00%(a)	238
Repurchase Agreements
Bank of America, 0.24%, 2/1/10	140,000
(Date of Agreement, 1/29/10, Proceeds at maturity $140,003 collateralized by $144,200 various corporate securities, 0.00%-12.25%, 2/01/10-12/30/99, market value $141,896)
Dean Witter, 0.38%, 2/1/10	140,000
(Date of Agreement, 1/29/10, Proceeds at maturity $140,004 collateralized by $144,176 various corporate securities, 0.00%-10.38%, 5/15/10-4/15/99, market value $142,319)
Deutsche Bank, 0.23%, 2/1/10	140,000
(Date of Agreement, 1/29/10, Proceeds at maturity $140,003 collateralized by $185,400 various corporate securities, 0.00%-7.70%, 6/15/10-6/12/50, market value $184,783)
Wachovia, 0.23%, 2/1/10	140,000
(Date of Agreement, 1/29/10, Proceeds at maturity $140,003 collateralized by $164,800 various corporate securities, 0.00%-5.76%, 7/28/12-3/1/42, market value $163,577)

Total Value	$727,415

(a)           Rate disclosed is the one day yield as of 1/31/10.

3. Risks:

The International Fund and International Select Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds.  The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances.  The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

4. Market Events:

Financial Reserves Fund and Prime Obligations Fund

The Financial Reserves Fund (the “FR Fund”) and Prime Obligations Fund (the “PO Fund”) each own obligations of SIV Portfolio plc (“Portfolio”), formerly Cheyne Finance LLC, a structured investment vehicle (a “SIV”) and  Gryphon Funding (“Gryphon”), a new SIV.

On July 17, 2008, KeyCorp, the parent of the Adviser, amended an irrevocable letter of credit to include the FR Fund and the PO Fund under the letter of credit for the stated principal amount of each Fund’s original Portfolio investment and to maintain the mark to market net asset values of the FR Fund and the PO Fund so that they do not fall below $0.9950. On November 6, 2009, the letter of credit was amended and restated leaving its substantive provisions intact but, among other things, increasing the level that the funds will not fall below to $0.9975, changing the conditions under which KeyCorp may seek return of the amounts advanced and extending the expiration date to March 31, 2010.

For purposes of carrying out the monitoring procedures, as described in the Funds’ Statement of Additional Information, the FR Fund and the PO Fund have reduced the mark-to-market values of the Portfolio and Gryphon securities to amounts below par. Through March 10, 2010, the PO Fund has drawn on the letter of credit for total amounts of $5.5 million cumulatively, and the FR Fund has drawn on the letter of credit for total amounts of $768 thousand, and subsequent to March 10, 2010, KeyCorp has made capital contributions to the PO Fund and the FR Fund in the amounts of $84 thousand and $34 thousand respectively, permitting the PO Fund and FR Fund to maintain its rounded per share net asset value at $1.00. For financial statement purposes, the Portfolio and Gryphon securities are recorded at fair value.

As of March 10, 2010, both Portfolio and Gryphon were sold and are no longer held in either the PO Fund or the FR Fund.

Institutional Money Market Fund

The Institutional Money Market Fund (the “IMM Fund”) owns obligations of SIV Portfolio plc (“Portfolio”), formerly Cheyne Finance LLC, a structured investment vehicle (a “SIV”) and Gryphon Funding (“Gryphon”), a new SIV.

On July 17, 2008, KeyCorp, the parent of the Adviser, amended an irrevocable letter of credit established for the benefit of the IMM Fund. The amendment increased the amount of the letter of credit to $15 million and continues to provide that KeyCorp will maintain the mark-to-market net asset value of the IMM Fund at $0.9985 (or $0.9950 if the IMM Fund no longer is rated by Standard & Poor’s Corporation).

On November 6, 2009, the letter of credit was amended and restated extending the expiration date to March 31, 2010.  In addition, the amendment changed (a) KeyCorp’s agreement to maintain the mark-to-market net asset value of the IMM Fund from $0.9950 to $0.9975 if the IMM Fund no longer is rated by Standard & Poor’s Company and (b) the condition under which KeyCorp may seek return of amounts advanced.

For purposes of carrying out the monitoring procedures, as described in the Funds’ Statement of Additional Information, the IMM Fund has assigned mark-to-market values of the Portfolio and Gryphon securities to amounts below par. Through March 10, 2010, the IMM Fund has drawn on the letter of credit for $3.7 million cumulatively, permitting the IMM Fund to maintain its net asset value per share at $1.00. For financial statement purposes, the Portfolio and Gryphon securities are recorded at fair value.

As of March 10, 2010, both Portfolio and Gryphon were sold and are no longer held in the IMM Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	3/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President

Date	3/29/10

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	3/29/10

* Print the name and title of each signing officer under his or her signature.